Nationwide(R) VLI
Separate Account-2
December 31, 2003

[LOGO] The BEST of AMERICA(R)
       Life Planning Series(R)

                                      2003

                                  Annual Report

--------------------------------------------------------------------------------

                                                      [LOGO] Nationwide(R)
                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

VLOB-12-12/03

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide VLI Separate Account-2.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                          ---------------------------
                          Joseph J. Gasper, President
                               February 12, 2004

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 52. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 10 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 43, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31,2003

Assets:

   Investments at fair value:
      AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
         3,135 shares (cost $58,438)........................................................   $    66,715
      AIM VIF Basic Value Fund - Series I (AIMBVF)
         19,085 shares (cost $189,925)......................................................       203,442
      AIM VIF Capital Development Fund - Series I (AIMCDF)
         4,906 shares (cost $57,733)........................................................        62,360
      Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
         14,574 shares (cost $190,639)......................................................       211,184
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         19,100 shares (cost $383,619)......................................................       416,380
      American Century VP Balanced Fund - Class I (ACVPBal)
         835,237 shares (cost $5,508,059)...................................................     5,629,497
      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         1,839,607 shares (cost $14,981,363)................................................    13,098,000
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         569,557 shares (cost $3,015,436)...................................................     3,741,988
      American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
         7,289 shares (cost $74,144)........................................................        75,145
      American Century VP International Fund - Class I (ACVPInt)
         1,784,083 shares (cost $10,662,183)................................................    11,471,653
      American Century VP Ultra Fund - Class I (ACVPUltra)
         50,764 shares (cost $437,737)......................................................       466,014
      American Century VP Value Fund - Class I (ACVPVal)
         1,636,827 shares (cost $10,888,421)................................................    12,750,880
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         13,042 shares (cost $117,074)......................................................       129,640
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         92,598 shares (cost $735,232)......................................................       875,048
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         700,069 shares (cost $5,818,907)...................................................     6,195,611
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,078,591 shares (cost $11,096,706)................................................    14,884,555
      Dreyfus GVIT International Value Fund - Class I (DryIntVal)
         15,989 shares (cost $192,405)......................................................       210,418
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         457,119 shares (cost $5,510,723)...................................................     6,751,652
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         85,174 shares (cost $1,015,313)....................................................     1,116,636

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
         419,875 shares (cost $14,485,910)..................................................   $ 9,988,838
      Dreyfus Stock Index Fund (DryStkIx)
         2,755,240 shares (cost $88,020,002)................................................    78,303,907
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         188,705 shares (cost $5,657,867)...................................................     6,495,241
      Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
         4,714 shares (cost $163,132).......................................................       176,257
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         124,754 shares (cost $2,622,231)...................................................     2,515,032
      Federated American Leaders Fund II - Primary Shares (FedAmLdII)
         724 shares (cost $13,015)..........................................................        13,829
      Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
         1,215 shares (cost $6,135).........................................................         6,635
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         26,047 shares (cost $204,840)......................................................       208,896
      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         137,143 shares (cost $1,615,913)...................................................     1,623,774
      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         3,204,677 shares (cost $75,195,230)................................................    74,284,422
      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         3,062,762 shares (cost $134,660,773)...............................................    95,068,140
      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         3,710,348 shares (cost $22,225,627)................................................    25,786,916
      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,102,398 shares (cost $13,435,709)................................................    17,186,381
      Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         1,677,352 shares (cost $26,542,631)................................................    24,254,513
      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         2,363,817 shares (cost $56,328,677)................................................    54,675,085
      Fidelity(R)VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPInvGrB)
         17,653 shares (cost $235,768)......................................................       240,252
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         276,847 shares (cost $4,544,028)...................................................     4,172,090
      Fidelity(R)VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
         30,734 shares (cost $682,559)......................................................       740,696
      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         172,457 shares (cost $1,955,062)...................................................     2,136,744
      Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
         (FTVIPFRDiv) 56,109 shares (cost $848,387).........................................       913,449
      Franklin Templeton VIP -
      Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
            13,199 shares (cost $154,595)...................................................       169,076
      Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I (FTVIPFS)
         30,353 shares (cost $343,892)......................................................       375,467

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         163,841 shares (cost $1,383,854)...................................................   $ 1,612,192
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
         31,265 shares (cost $352,113)......................................................       356,105
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         63,183 shares (cost $661,958)......................................................       629,303
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         343,387 shares (cost $1,215,482)...................................................     1,273,967
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         18,114 shares (cost $147,890)......................................................       165,926
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,353,967 shares (cost $16,631,333)................................................    16,423,617
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,719,348 shares (cost $30,956,682)................................................    17,159,090
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         47,364 shares (cost $459,362)......................................................       496,850
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         36,945 shares (cost $366,158)......................................................       381,268
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         234,346 shares (cost $2,195,459)...................................................     2,470,006
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         195,717 shares (cost $1,797,292)...................................................     2,074,599
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         67,146 shares (cost $654,610)......................................................       703,695
      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         12,856 shares (cost $76,135).......................................................        81,247
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         31,758,648 shares (cost $31,758,648)...............................................    31,758,648
      Gartmore GVIT Nationwide(R)Leaders Fund - Class I (GVITLead)
         10,091 shares (cost $101,668)......................................................       119,179
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         126,523 shares (cost $1,539,759)...................................................     1,641,007
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,298,293 shares (cost $11,485,484)................................................    15,008,264
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,259,065 shares (cost $23,801,358)................................................    27,359,492
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         7,170,192 shares (cost $103,995,562)...............................................    73,637,874
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         97,261 shares (cost $1,059,045)....................................................     1,044,584
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         1,174 shares (cost $27,080)........................................................        27,954
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         120,909 shares (cost $2,273,247)...................................................     2,500,390
      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         376,692 shares (cost $1,025,067)...................................................     1,329,723
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         75,224 shares (cost $1,268,929)....................................................     1,721,888

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
         636 shares (cost $7,439)...........................................................   $     7,941
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         128,658 shares (cost $1,247,045)...................................................     1,268,567
      MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
         6,382 shares (cost $54,035)........................................................        55,584
      MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
         4,061 shares (cost $39,851)........................................................        43,700
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         7,633 shares (cost $68,003)........................................................        68,160
      Neuberger Berman AMT - Fasciano Portfolio (NBAMTFas)
         864 shares (cost $9,966)...........................................................        10,713
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,554,592 shares (cost $14,602,384)................................................    16,198,848
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         140,139 shares (cost $1,607,978)...................................................     1,959,147
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         474,037 shares (cost $6,303,912)...................................................     6,257,290
      Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (NBAMTMCGr)
         17,806 shares (cost $262,407)......................................................       272,069
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,321,998 shares (cost $18,969,309)................................................    20,358,765
      Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)
         3,282 shares (cost $36,246)........................................................        40,528
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         49,858 shares (cost $1,793,509)....................................................     1,830,283
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,156,060 shares (cost $12,746,798)................................................    13,202,210
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         433,347 shares (cost $12,466,337)..................................................    15,037,136
      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,310,984 shares (cost $29,326,647)................................................    32,879,487
      Oppenheimer High Income Fund/VA - Initial Class (OppHiIncInt)
         36,258 shares (cost $296,894)......................................................       312,181
      Oppenheimer Main Street(R)Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         74,492 shares (cost $1,316,200)....................................................     1,430,243
      Oppenheimer Main Street(R)Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
         30,042 shares (cost $374,449)......................................................       403,769
      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         967,615 shares (cost $15,174,020)..................................................    15,404,426
      Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB)
         643 shares (cost $13,400)..........................................................        14,960
      Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
         4,885 shares (cost $57,360)........................................................        62,777
      Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
         582 shares (cost $14,072)..........................................................        15,097

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         105,978 shares (cost $2,123,252)...................................................   $  2,273,224
      Strong Opportunity Fund II, Inc. (StOpp2)
         1,792,807 shares (cost $37,105,314)................................................     34,045,406
      Strong VIF - Strong Discovery Fund II (StDisc2)
         602,676 shares (cost $6,267,763)...................................................      7,629,880
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         22 shares (cost $112)..............................................................             22
      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         206,458 shares (cost $571,601).....................................................        648,279
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         350,612 shares (cost $4,394,471)...................................................      4,666,639
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         458,745 shares (cost $4,202,668)...................................................      5,573,752
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         350,433 shares (cost $4,190,631)...................................................      5,210,940
      Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
         2,653 shares (cost $30,203)........................................................         30,617
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         316,520 shares (cost $2,679,847)...................................................      2,861,344
      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         836,577 shares (cost $10,577,966)..................................................     13,033,865
                                                                                               ------------
            Total Investments...............................................................    880,777,175

   Accounts Receivable......................................................................        785,011
                                                                                               ------------
            Total Assets....................................................................    881,562,186

Accounts Payable............................................................................             --
                                                                                               ------------
Contract Owners Equity (note 7).............................................................   $881,562,186
                                                                                               ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
Year Ended December 31,2003

                                                          Total       AIMCapAp    AIMBVF    AIMCDF
                                                      -------------   --------   -------   -------
Investment activity:
   Reinvested dividends ...........................   $   8,949,773        --         56        --
   Mortality and expense risk charges (note 3) ....      (5,897,663)     (235)      (350)     (105)
                                                      -------------    ------    -------   -------
      Net investment income (loss) ................       3,052,110      (235)      (294)     (105)
                                                      -------------    ------    -------   -------

   Proceeds from mutual fund shares sold ..........     321,981,360     4,295     43,721    19,663
   Cost of mutual fund shares sold ................    (358,212,120)   (3,770)   (39,232)  (18,923)
                                                      -------------    ------    -------   -------
      Realized gain (loss) on investments .........     (36,230,760)      525      4,489       740
   Change in unrealized gain (loss)
      on investments ..............................     223,498,022     8,278     13,517     4,627
                                                      -------------    ------    -------   -------
      Net gain (loss) on investments ..............     187,267,262     8,803     18,006     5,367
                                                      -------------    ------    -------   -------
   Reinvested capital gains .......................         231,065        --         --        --
                                                      -------------    ------    -------   -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $ 190,550,437     8,568     17,712     5,262
                                                      =============    ======    =======   =======

                                                      AllSmCpVal   AllVGroInc     ACVPBal     ACVPCapAp
                                                      ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends ...........................         13            6        129,712           --
   Mortality and expense risk charges (note 3) ....       (305)        (424)       (39,223)     (92,344)
                                                       -------       ------     ----------   ----------
      Net investment income (loss) ................       (292)        (418)        90,489      (92,344)
                                                       -------       ------     ----------   ----------

   Proceeds from mutual fund shares sold ..........     29,229        3,012      1,055,800    1,378,246
   Cost of mutual fund shares sold ................    (28,287)      (2,937)    (1,381,905)  (3,280,808)
                                                       -------       ------     ----------   ----------
      Realized gain (loss) on investments .........        942           75       (326,105)  (1,902,562)
   Change in unrealized gain (loss)
      on investments ..............................     20,545       32,761      1,118,651    4,110,801
                                                       -------       ------     ----------   ----------
      Net gain (loss) on investments ..............     21,487       32,836        792,546    2,208,239
                                                       -------       ------     ----------   ----------
   Reinvested capital gains .......................         31           --             --           --
                                                       -------       ------     ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........     21,226       32,418        883,035    2,115,895
                                                       =======       ======     ==========   ==========

                                                       ACVPIncGr    ACVPInfPr     ACVPInt     ACVPUltra
                                                      -----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ...........................   $    42,157         725       76,687           --
   Mortality and expense risk charges (note 3) ....       (22,571)       (282)     (75,393)      (2,083)
                                                      -----------    --------   ----------   ----------
      Net investment income (loss) ................        19,586         443        1,294       (2,083)
                                                      -----------    --------   ----------   ----------

   Proceeds from mutual fund shares sold ..........     1,399,508     136,350    3,828,602    1,424,153
   Cost of mutual fund shares sold ................    (1,656,349)   (136,575)  (5,649,230)  (1,401,682)
                                                      -----------    --------   ----------   ----------
      Realized gain (loss) on investments .........      (256,841)       (225)  (1,820,628)      22,471
   Change in unrealized gain (loss)
      on investments ..............................     1,047,403       1,001    4,044,090       31,622
                                                      -----------    --------   ----------   ----------
      Net gain (loss) on investments ..............       790,562         776    2,223,462       54,093
                                                      -----------    --------   ----------   ----------
   Reinvested capital gains .......................            --          18           --           --
                                                      -----------    --------   ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........   $   810,148       1,237    2,224,756       52,010
                                                      ===========    ========   ==========   ==========

                                                        ACVPVal    ComGVITVal     CSGPVen     CSIntEq
                                                      ----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ...........................      122,033        677             --      26,142
   Mortality and expense risk charges (note 3) ....      (83,906)      (344)        (5,477)    (37,440)
                                                      ----------    -------     ----------   ---------
      Net investment income (loss) ................       38,127        333         (5,477)    (11,298)
                                                      ----------    -------     ----------   ---------

   Proceeds from mutual fund shares sold ..........    4,016,279     20,991      6,329,783     937,646
   Cost of mutual fund shares sold ................   (4,484,903)   (19,338)    (6,187,737)   (995,370)
                                                      ----------    -------     ----------   ---------
      Realized gain (loss) on investments .........     (468,624)     1,653        142,046     (57,724)
   Change in unrealized gain (loss)
      on investments ..............................    3,272,161     12,566        162,735   1,638,617
                                                      ----------    -------     ----------   ---------
      Net gain (loss) on investments ..............    2,803,537     14,219        304,781   1,580,893
                                                      ----------    -------     ----------   ---------
   Reinvested capital gains .......................           --         --             --          --
                                                      ----------    -------     ----------   ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .........    2,841,664     14,552        299,304   1,569,595
                                                      ==========    =======     ==========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31,2003

                                                     CSSmCapGr    DryIntVal   DryMidCapIx   DrySmCapIxS
                                                    -----------   ---------   -----------   -----------
Investment activity:
   Reinvested dividends .........................   $        --          --        24,317        1,671
   Mortality and expense risk charges (note 3) ..       (89,532)       (311)      (37,047)      (3,223)
                                                    -----------    --------    ----------     --------
      Net investment income (loss) ..............       (89,532)       (311)      (12,730)      (1,552)
                                                    -----------    --------    ----------     --------

   Proceeds from mutual fund shares sold ........     5,621,661     117,634     1,578,531      372,139
   Cost of mutual fund shares sold ..............    (7,180,721)   (108,623)   (1,736,046)    (306,784)
                                                    -----------    --------    ----------     --------
      Realized gain (loss) on investments .......    (1,559,060)      9,011      (157,515)      65,355
   Change in unrealized gain (loss)
      on investments ............................     6,398,613      18,013     1,649,966      101,495
                                                    -----------    --------    ----------     --------
      Net gain (loss) on investments ............     4,839,553      27,024     1,492,451      166,850
                                                    -----------    --------    ----------     --------
  Reinvested capital gains ......................            --          --            40        5,323
                                                    -----------    --------    ----------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 4,750,021      26,713     1,479,761      170,621
                                                    ===========    ========    ==========     ========

                                                     DrySRGro      DryStkIx     DryVIFApp   DryDevLeadI
                                                    ----------   -----------   ----------   -----------
Investment activity:
   Reinvested dividends .........................       10,175     1,036,389       82,867          45
   Mortality and expense risk charges (note 3) ..      (67,265)     (491,154)     (43,638)       (221)
                                                    ----------   -----------   ----------     -------
      Net investment income (loss) ..............      (57,090)      545,235       39,229        (176)
                                                    ----------   -----------   ----------     -------

   Proceeds from mutual fund shares sold ........    1,095,766     8,989,786    3,788,412      12,737
   Cost of mutual fund shares sold ..............   (1,840,973)  (11,036,767)  (4,796,120)    (11,687)
                                                    ----------   -----------   ----------     -------
      Realized gain (loss) on investments .......     (745,207)   (2,046,981)  (1,007,708)      1,050
   Change in unrealized gain (loss)
      on investments ............................    2,849,243    18,594,894    2,073,274      13,125
                                                    ----------   -----------   ----------     -------
      Net gain (loss) on investments ............    2,104,036    16,547,913    1,065,566      14,175
                                                    ----------   -----------   ----------     -------
  Reinvested capital gains ......................           --            --           --          --
                                                    ----------   -----------   ----------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    2,046,946    17,093,148    1,104,795      13,999
                                                    ==========   ===========   ==========     =======

                                                    DryVIFGrInc   FedAmLdII   FedCpApII   FGVITHiInc
                                                    -----------   ---------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $    18,048         --          --        6,724
   Mortality and expense risk charges (note 3) ..       (14,646)       (11)        (12)        (394)
                                                    -----------     ------      ------     --------
      Net investment income (loss) ..............         3,402        (11)        (12)       6,330
                                                    -----------     ------      ------     --------

   Proceeds from mutual fund shares sold ........       772,922      1,351       1,345      112,748
   Cost of mutual fund shares sold ..............    (1,089,733)    (1,388)     (1,384)    (112,106)
                                                    -----------     ------      ------     --------
      Realized gain (loss) on investments .......      (316,811)       (37)        (39)         642
   Change in unrealized gain (loss)
      on investments ............................       800,579        814         500        4,057
                                                    -----------     ------      ------     --------
      Net gain (loss) on investments ............       483,768        777         461        4,699
                                                    -----------     ------      ------     --------
   Reinvested capital gains .....................            --         --          --           --
                                                    -----------     ------      ------     --------
      Net increase (decrease) in contract owners'
         equity resulting from operations........   $   487,170        766         449       11,029
                                                    ===========     ======      ======     ========

                                                     FedQualBd    FidVIPEI      FidVIPGr     FidVIPHI
                                                    ----------   ----------   -----------   -----------
Investment activity:
   Reinvested dividends .........................       70,239    1,139,885       223,150     1,390,428
   Mortality and expense risk charges (note 3) ..      (13,559)    (489,575)     (646,292)     (177,611)
                                                    ----------   ----------   -----------   -----------
      Net investment income (loss) ..............       56,680      650,310      (423,142)    1,212,817
                                                    ----------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ........    2,686,186    5,863,575     8,754,074    20,227,853
   Cost of mutual fund shares sold ..............   (2,641,021)  (7,515,510)  (14,271,617)  (19,969,857)
                                                    ----------   ----------   -----------   -----------
                                                        45,165   (1,651,935)   (5,517,543)      257,996
      Realized gain (loss) on investments .......
   Change in unrealized gain (loss)
      on investments ............................      (31,320)  17,928,029    29,260,774     4,109,732
                                                    ----------   ----------   -----------   -----------
      Net gain (loss) on investments ............       13,845   16,276,094    23,743,231     4,367,728
                                                    ----------   ----------   -----------   -----------
   Reinvested capital gains .....................           --           --            --            --
                                                    ----------   ----------   -----------   -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations........       70,525   16,926,404    23,320,089     5,580,545
                                                    ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            FidVIPOv     FidVIPAM     FidVIPCon   FidVIPInvGrB
                                                          -----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ...............................   $   112,753      838,376      219,092          --
   Mortality and expense risk charges (note 3) ........      (106,828)    (193,956)    (356,329)       (467)
                                                          -----------   ----------   ----------     -------
      Net investment income (loss) ....................         5,925      644,420     (137,237)       (467)
                                                          -----------   ----------   ----------     -------

   Proceeds from mutual fund shares sold ..............     1,790,935    3,116,268    4,585,765      19,272
   Cost of mutual fund shares sold ....................    (2,053,763)  (3,694,374)  (5,829,074)    (19,195)
                                                          -----------   ----------   ----------     -------
      Realized gain (loss) on investments .............      (262,828)    (578,106)  (1,243,309)         77
   Change in unrealized gain (loss) on investments ....     5,358,106    3,592,165   13,191,640       4,485
                                                          -----------   ----------   ----------     -------
      Net gain (loss) on investments ..................     5,095,278    3,014,059   11,948,331       4,562
                                                          -----------   ----------   ----------     -------
   Reinvested capital gains ...........................            --           --           --          --
                                                          -----------   ----------   ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 5,101,203    3,658,479   11,811,094       4,095
                                                          ===========   ==========   ==========     =======

                                                          FidVIPGrOp   FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                                          ----------   ----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................      26,525           --             --         499
   Mortality and expense risk charges (note 3) ........     (25,065)      (1,105)        (7,699)     (1,402)
                                                          ---------     --------     ----------     -------
      Net investment income (loss) ....................       1,460       (1,105)        (7,699)       (903)
                                                          ---------     --------     ----------     -------

   Proceeds from mutual fund shares sold ..............     639,910      126,122      2,379,414      37,113
   Cost of mutual fund shares sold ....................    (981,732)    (109,423)    (2,189,704)    (36,298)
                                                          ---------     --------     ----------     -------
      Realized gain (loss) on investments .............    (341,822)      16,699        189,710         815
   Change in unrealized gain (loss) on investments ....   1,280,096       58,136        186,255      65,062
                                                          ---------     --------     ----------     -------
      Net gain (loss) on investments ..................     938,274       74,835        375,965      65,877
                                                          ---------     --------     ----------     -------
   Reinvested capital gains ...........................          --           --         12,819       1,517
                                                          ---------     --------     ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     939,734       73,730        381,085      66,491
                                                          =========     ========     ==========     =======

                                                          FTVIPSmCpVal    FTVIPFS   GVITEmMrkts   GVITGLFin
                                                          ------------   --------   -----------   ---------
Investment activity:
   Reinvested dividends ...............................     $     62          948        4,333        1,558
   Mortality and expense risk charges (note 3) ........         (357)        (726)      (4,814)      (1,427)
                                                            --------     --------   ----------    ---------
      Net investment income (loss) ....................         (295)         222         (481)         131
                                                            --------     --------   ----------    ---------

   Proceeds from mutual fund shares sold ..............      101,671      149,170    1,152,746    1,001,701
   Cost of mutual fund shares sold ....................      (93,605)    (137,531)  (1,003,069)    (976,991)
                                                            --------     --------   ----------    ---------
      Realized gain (loss) on investments .............        8,066       11,639      149,677       24,710
   Change in unrealized gain (loss) on investments ....       14,481       31,576      219,942        4,592
                                                            --------     --------   ----------    ---------
      Net gain (loss) on investments ..................       22,547       43,215      369,619       29,302
                                                            --------     --------   ----------    ---------
   Reinvested capital gains ...........................           --           --           --       36,957
                                                            --------     --------   ----------    ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     $ 22,252       43,437      369,138       66,390
                                                            ========     ========   ==========    =========

                                                          GVITGLHlth   GVITGLTech   GVITGLUtl    GVITGvtBd
                                                          ----------   ----------   ---------   -----------
Investment activity:
   Reinvested dividends ...............................           --           --        750        646,418
   Mortality and expense risk charges (note 3) ........       (5,970)      (5,695)      (920)      (159,721)
                                                          ----------   ----------   --------    -----------
      Net investment income (loss) ....................       (5,970)      (5,695)      (170)       486,697
                                                          ----------   ----------   --------    -----------

   Proceeds from mutual fund shares sold ..............    1,432,702    1,438,857    158,773     16,220,023
   Cost of mutual fund shares sold ....................   (1,294,435)  (1,285,197)  (153,536)   (16,239,231)
                                                          ----------   ----------   --------    -----------
      Realized gain (loss) on investments .............      138,267      153,660      5,237        (19,208)
   Change in unrealized gain (loss) on investments ....      (27,859)      95,094     18,068       (207,136)
                                                          ----------   ----------   --------    -----------
      Net gain (loss) on investments ..................      110,408      248,754     23,305       (226,344)
                                                          ----------   ----------   --------    -----------
   Reinvested capital gains ...........................       70,723           --         --         29,787
                                                          ----------   ----------   --------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      175,161      243,059     23,135        290,140
                                                          ==========   ==========   ========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                                                          -----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ...............................   $     3,130      4,130       9,827      30,037
   Mortality and expense risk charges (note 3) ........      (110,693)    (2,234)     (2,784)    (10,396)
                                                          -----------   --------    --------    --------
      Net investment income (loss) ....................      (107,563)     1,896       7,043      19,641
                                                          -----------   --------    --------    --------

   Proceeds from mutual fund shares sold ..............     1,880,508    898,198     336,122     220,719
   Cost of mutual fund shares sold ....................    (5,749,162)  (854,015)   (330,193)   (214,889)
                                                          -----------   --------    --------    --------
      Realized gain (loss) on investments .............    (3,868,654)    44,183       5,929       5,830
   Change in unrealized gain (loss) on investments ....     8,180,131     42,877      16,454     285,948
                                                          -----------   --------    --------    --------
      Net gain (loss) on investments ..................     4,311,477     87,060      22,383     291,778
                                                          -----------   --------    --------    --------
   Reinvested capital gains ...........................            --      5,518       1,440         946
                                                          -----------   --------    --------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 4,203,914     94,474      30,866     312,365
                                                          ===========   ========    ========    ========

                                                          GVITIDModAgg   GVITIDModCon   GVITIntGro    GVITMyMkt
                                                          ------------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ...............................       19,854         12,539            --        267,135
   Mortality and expense risk charges (note 3) ........       (9,434)        (3,374)         (438)      (315,221)
                                                            --------       --------      --------    -----------
      Net investment income (loss) ....................       10,420          9,165          (438)       (48,086)
                                                            --------       --------      --------    -----------

   Proceeds from mutual fund shares sold ..............      421,703        329,080       287,641     52,914,332
   Cost of mutual fund shares sold ....................     (429,277)      (314,125)     (278,157)   (52,914,332)
                                                            --------       --------      --------    -----------
      Realized gain (loss) on investments .............       (7,574)        14,955         9,484             --
   Change in unrealized gain (loss) on investments ....      318,164         48,943         5,034             --
                                                            --------       --------      --------    -----------
      Net gain (loss) on investments ..................      310,590         63,898        14,518             --
                                                            --------       --------      --------    -----------
   Reinvested capital gains ...........................           --          1,142            --             --
                                                            --------       --------      --------    -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      321,010         74,205        14,080        (48,086)
                                                            ========       ========      ========    ===========

                                                          GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                                          --------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ...............................   $    167           --             54            --
   Mortality and expense risk charges (note 3) ........       (670)      (9,992)       (78,572)     (162,554)
                                                          --------   ----------    -----------    ----------
      Net investment income (loss) ....................       (503)      (9,992)       (78,518)     (162,554)
                                                          --------   ----------    -----------    ----------

   Proceeds from mutual fund shares sold ..............     66,021    2,552,073     11,825,967     4,473,625
   Cost of mutual fund shares sold ....................    (69,415)  (2,306,781)   (11,420,906)   (5,414,955)
                                                          --------   ----------    -----------    ----------
      Realized gain (loss) on investments .............     (3,394)     245,292        405,061      (941,330)
   Change in unrealized gain (loss) on investments ....     22,125      101,046      4,692,960     8,912,411
                                                          --------   ----------    -----------    ----------
      Net gain (loss) on investments ..................     18,731      346,338      5,098,021     7,971,081
                                                          --------   ----------    -----------    ----------
   Reinvested capital gains ...........................         --           --             --            --
                                                          --------   ----------    -----------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 18,228      336,346      5,019,503     7,808,527
                                                          ========   ==========    ===========    ==========

                                                           GVITTotRt    GVITUSGro   JanBal    JanCapAp
                                                          ----------   ----------   ------   ----------
Investment activity:
   Reinvested dividends ...............................      364,416           --     243         5,918
   Mortality and expense risk charges (note 3) ........     (492,794)      (4,094)    (41)      (17,053)
                                                          ----------   ----------   -----    ----------
      Net investment income (loss) ....................     (128,378)      (4,094)    202       (11,135)
                                                          ----------   ----------   -----    ----------

   Proceeds from mutual fund shares sold ..............    3,670,080    1,505,809     169     1,458,506
   Cost of mutual fund shares sold ....................   (5,989,912)  (1,391,370)   (162)   (1,540,703)
                                                          ----------   ----------   -----    ----------
      Realized gain (loss) on investments .............   (2,319,832)     114,439       7       (82,197)
   Change in unrealized gain (loss) on investments ....   18,094,378       (8,682)    875       520,550
                                                          ----------   ----------   -----    ----------
      Net gain (loss) on investments ..................   15,774,546      105,757     882       438,353
                                                          ----------   ----------   -----    ----------
   Reinvested capital gains ...........................           --       64,799      --            --
                                                          ----------   ----------   -----    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   15,646,168      166,462   1,084       427,218
                                                          ==========   ==========   =====    ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           JanGlTech   JanIntGro   JanRsLgCpCr   MGVITMultiSec
                                                          ----------   ---------   -----------   -------------
Investment activity:
   Reinvested dividends ...............................   $      --      15,339           6           81,970
   Mortality and expense risk charges (note 3) ........      (8,186)    (11,890)        (14)         (10,896)
                                                          ---------    --------      ------       ----------
      Net investment income (loss) ....................      (8,186)      3,449          (8)          71,074
                                                          ---------    --------      ------       ----------

   Proceeds from mutual fund shares sold ..............     678,165     655,560       1,364        2,704,889
   Cost of mutual fund shares sold ....................    (978,757)   (567,721)     (1,401)      (2,609,762)
                                                          ---------    --------      ------       ----------
      Realized gain (loss) on investments .............    (300,592)     87,839         (37)          95,127
   Change in unrealized gain (loss)
      on investments ..................................     755,405     377,425         503           (5,724)
                                                          ---------    --------      ------       ----------
      Net gain (loss) on investments ..................     454,813     465,264         466           89,403
                                                          ---------    --------      ------       ----------
   Reinvested capital gains ...........................          --          --          --               --
                                                          ---------    --------      ------       ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 446,627     468,713         458          160,477
                                                          =========    ========      ======       ==========

                                                          MFSVITInvGrwI   MFSVITValIn   NBAMTBal   NBAMTFas
                                                          -------------   -----------   --------   --------
Investment activity:
   Reinvested dividends ...............................          --             --        1,029         --
   Mortality and expense risk charges (note 3) ........         (68)           (74)        (425)       (42)
                                                             ------          -----       ------    -------
      Net investment income (loss) ....................         (68)           (74)         604        (42)
                                                             ------          -----       ------    -------

   Proceeds from mutual fund shares sold ..............       3,254            720        6,704     27,115
   Cost of mutual fund shares sold ....................      (3,141)          (682)      (7,581)   (26,365)
                                                             ------          -----       ------    -------
      Realized gain (loss) on investments .............         113             38         (877)       750
   Change in unrealized gain (loss)
      on investments ..................................       1,549          3,849        8,095        747
                                                             ------          -----       ------    -------
      Net gain (loss) on investments ..................       1,662          3,887        7,218      1,497
                                                             ------          -----       ------    -------
   Reinvested capital gains ...........................          --             --           --          5
                                                             ------          -----       ------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       1,594          3,813        7,822      1,460
                                                             ======          =====       ======    =======

                                                            NBAMTGro     NBAMTGuard    NBAMTLMat   NBAMTMCGr
                                                          ------------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends                                   $         --       15,295      289,709         --
   Mortality and expense risk charges (note 3) ........       (113,247)     (12,078)     (50,160)      (601)
      Net investment income (loss) ....................   ------------   ----------   ----------   --------
                                                              (113,247)       3,217      239,549       (601)
                                                          ------------   ----------   ----------   --------

   Proceeds from mutual fund shares sold ..............      7,253,127    1,863,642    2,412,027    265,458
   Cost of mutual fund shares sold ....................    (10,102,232)  (2,083,044)  (2,392,121)  (258,376)
                                                          ------------   ----------   ----------   --------
      Realized gain (loss) on investments .............     (2,849,105)    (219,402)      19,906      7,082
   Change in unrealized gain (loss)
      on investments ..................................      6,753,242      710,906     (150,522)     9,663
                                                          ------------   ----------   ----------   --------
      Net gain (loss) on investments ..................      3,904,137      491,504     (130,616)    16,745
                                                          ------------   ----------   ----------   --------
   Reinvested capital gains ...........................             --           --           --         --
                                                          ------------   ----------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  3,790,890      494,721      108,933     16,144
                                                          ============   ==========   ==========   ========

                                                           NBAMTPart   NBAMTSocRe    OppAggGro     OppBdFd
                                                          ----------   ----------   ----------   ----------
Investment activity:
   Reinvested dividends                                           --         --             --      780,527
   Mortality and expense risk charges (note 3) ........     (125,663)      (106)       (11,886)    (100,738)
      Net investment income (loss) ....................   ----------      -----     ----------   ----------
                                                            (125,663)      (106)       (11,886)     679,789
                                                          ----------      -----     ----------   ----------

   Proceeds from mutual fund shares sold ..............    5,454,853        342      6,981,943    3,855,356
   Cost of mutual fund shares sold ....................   (7,937,157)      (317)    (6,752,739)  (3,860,203)
                                                          ----------      -----     ----------   ----------
      Realized gain (loss) on investments .............   (2,482,304)        25        229,204       (4,847)
   Change in unrealized gain (loss)
      on investments ..................................    8,076,460      4,282         73,026      124,933
                                                          ----------      -----     ----------   ----------
      Net gain (loss) on investments ..................    5,594,156      4,307        302,230      120,086
                                                          ----------      -----     ----------   ----------
   Reinvested capital gains ...........................           --         --             --           --
                                                          ----------      -----     ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    5,468,493      4,201        290,344      799,875
                                                          ==========      =====     ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            OppCapAp      OppGlSec    OppHiIncInt    OppMSGrInc
                                                          -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ...............................   $    48,384       199,865          --         11,048
   Mortality and expense risk charges (note 3) ........       (97,538)     (201,145)       (475)        (8,470)
                                                          -----------   -----------    --------     ----------
      Net investment income (loss) ....................       (49,154)       (1,280)       (475)         2,578
                                                          -----------   -----------    --------     ----------

   Proceeds from mutual fund shares sold ..............     6,358,285     6,570,373     134,541      1,480,124
   Cost of mutual fund shares sold ....................    (8,518,257)  (10,925,797)   (131,733)    (1,398,434)
                                                          -----------   -----------    --------     ----------
      Realized gain (loss) on investments .............    (2,159,972)   (4,355,424)      2,808         81,690
   Change in unrealized gain (loss)
      on investments ..................................     5,578,110    14,079,632      15,287        214,017
                                                          -----------   -----------    --------     ----------
      Net gain (loss) on investments ..................     3,418,138     9,724,208      18,095        295,707
                                                          -----------   -----------    --------     ----------
   Reinvested capital gains ...........................            --            --          --             --
                                                          -----------   -----------    --------     ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 3,368,984     9,722,928      17,620        298,285
                                                          ===========   ===========    ========     ==========

                                                          OppMaStSmCpI   OppMultStr   PUTVTGrIncIB   PUTVTIntlEqIB
                                                          ------------   ----------   ------------   -------------
Investment activity:
   Reinvested dividends ...............................          --         378,934          --              --
   Mortality and expense risk charges (note 3) ........        (584)       (103,390)        (40)           (131)
                                                            -------      ----------      ------         -------
   Net investment income (loss) .......................        (584)        275,544         (40)           (131)
                                                            -------      ----------      ------         -------
   Proceeds from mutual fund shares sold ..............      51,290       1,009,890       1,374          28,223
   Cost of mutual fund shares sold ....................     (49,709)     (1,176,710)     (1,416)        (26,197)
                                                            -------      ----------      ------         -------
      Realized gain (loss) on investments .............       1,581        (166,820)        (42)          2,026
   Change in unrealized gain (loss)
      on investments ..................................      29,320       2,834,011       1,560           5,418
                                                            -------      ----------      ------         -------
      Net gain (loss) on investments ..................      30,901       2,667,191       1,518           7,444
                                                            -------      ----------      ------         -------
   Reinvested capital gains ...........................          --              --          --              --
                                                            -------      ----------      ------         -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      30,317       2,942,735       1,478           7,313
                                                            =======      ==========      ======         =======

                                                          PUTVTVoyIB   SGVITMdCpGr     StOpp2       StDisc2
                                                          ----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ...............................    $    --              --       22,768           --
   Mortality and expense risk charges (note 3) ........        (36)        (16,320)    (243,625)     (51,688)
                                                           -------     -----------   ----------   ----------
      Net investment income (loss) ....................        (36)        (16,320)    (220,857)     (51,688)
                                                           -------     -----------   ----------   ----------

   Proceeds from mutual fund shares sold ..............      1,486      11,315,982    6,367,476    2,728,028
   Cost of mutual fund shares sold ....................     (1,372)    (11,001,248)  (8,381,704)  (2,338,631)
                                                           -------     -----------   ----------   ----------
      Realized gain (loss) on investments .............        114         314,734   (2,014,228)     389,397
   Change in unrealized gain (loss)
      on investments ..................................      1,025         196,161   11,846,663    1,778,903
                                                           -------     -----------   ----------   ----------
      Net gain (loss) on investments ..................      1,139         510,895    9,832,435    2,168,300
                                                           -------     -----------   ----------   ----------
   Reinvested capital gains ...........................         --              --           --           --
                                                           -------     -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    $ 1,103         494,575    9,611,578    2,116,612
                                                           =======     ===========   ==========   ==========

                                                           StIntStk2   TurnGVITGro     VEWrldBd    VEWrldEMkt
                                                          ----------   -----------   -----------   ----------
Investment activity:
   Reinvested dividends ...............................       22,646          --          86,807        4,618
   Mortality and expense risk charges (note 3) ........       (1,550)     (3,394)        (38,975)     (28,328)
                                                          ----------    --------     -----------   ----------
      Net investment income (loss) ....................       21,096      (3,394)         47,832      (23,710)
                                                          ----------    --------     -----------   ----------

   Proceeds from mutual fund shares sold ..............    5,562,084     837,367      14,023,643    8,530,488
   Cost of mutual fund shares sold ....................   (5,619,704)   (731,272)    (13,494,169)  (7,765,873)
                                                          ----------    --------     -----------   ----------
      Realized gain (loss) on investments .............      (57,620)    106,095         529,474      764,615
   Change in unrealized gain (loss)
      on investments ..................................       (7,327)     99,325         135,636    1,136,659
                                                          ----------    --------     -----------   ----------
      Net gain (loss) on investments ..................      (64,947)    205,420         665,110    1,901,274
                                                          ----------    --------     -----------   ----------
   Reinvested capital gains ...........................           --          --              --           --
                                                          ----------    --------     -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      (43,851)    202,026         712,942    1,877,564
                                                          ==========    ========     ===========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
Years Ended December 31, 2003

                                                            VEWrldHAs    VKoreFI     VKEmMkt    VKUSRealEst
                                                          ------------   -------   ----------   -----------
Investment activity:
   Reinvested dividends................................   $     19,918       --            --           --
   Mortality and expense risk charges (note 3).........        (31,922)     (54)      (14,792)     (81,334)
                                                          ------------   ------    ----------   ----------
      Net investment income (loss).....................        (12,004)     (54)      (14,792)     (81,334)
                                                          ------------   ------    ----------   ----------

   Proceeds from mutual fund shares sold...............     14,058,576    7,706     7,573,633    5,361,279
   Cost of mutual fund shares sold.....................    (13,369,955)  (7,626)   (7,257,163)  (5,210,656)
                                                          ------------   ------    ----------   ----------
      Realized gain (loss) on investments..............        688,621       80       316,470      150,623
   Change in unrealized gain (loss) on investments.....        856,699      414       218,451    3,325,139
                                                          ------------   ------    ----------   ----------
      Net gain (loss) on investments...................      1,545,320      494       534,921    3,475,762
                                                          ------------   ------    ----------   ----------
   Reinvested capital gains............................             --       --            --           --
                                                          ------------   ------    ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from operations...   $  1,533,316      440       520,129    3,394,428
                                                          ============   ======    ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                              Total                 AIMCapAp         AIMBVF           AIMCDF
                                                   ---------------------------   -------------   --------------   -------------
                                                       2003           2002        2003    2002     2003    2002    2003    2002
                                                   ------------   ------------   ------   ----   -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ................   $  3,052,110      4,950,226     (235)   --       (294)   --      (105)   --
   Realized gain (loss) on investments .........    (36,230,760)   (79,683,065)     525    --      4,489    --       740    --
   Change in unrealized gain (loss)
      on investments ...........................    223,498,022   (101,227,231)   8,278    --     13,517    --     4,627    --
   Reinvested capital gains ....................        231,065      3,918,828       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................    190,550,437   (172,041,242)   8,568    --     17,712    --     5,262    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     79,106,617     89,852,157    4,077    --     13,196    --    17,738    --
   Transfers between funds .....................             --             --   54,624    --    174,047    --    39,891    --
   Surrenders (note 6) .........................    (65,928,134)   (68,413,303)      --    --         --    --        --    --
   Death benefits (note 4) .....................     (2,595,113)    (2,878,265)      --    --         --    --        --    --
   Net policy repayments (loans) (note 5) ......      2,893,261     (1,274,925)      --    --         --    --        --    --
   Deductions for surrender charges (note 2d)...     (3,047,308)    (3,761,910)      --    --         --    --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (45,732,350)   (47,105,562)    (558)   --     (1,485)   --      (506)   --
   Asset charges (note 3):
      MSP contracts ............................       (360,513)      (404,175)      --    --        (11)   --        --    --
      LSFP contracts ...........................       (348,047)      (354,416)      --    --        (21)   --       (11)   --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
         Net equity transactions ...............    (36,011,587)   (34,340,399)  58,143    --    185,726    --    57,112    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---

Net change in contract owners' equity ..........    154,538,850   (206,381,641)  66,711    --    203,438    --    62,374    --
Contract owners' equity beginning
   of period ...................................    727,023,336    933,404,977       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
Contract owners' equity end of period ..........   $881,562,186    727,023,336   66,711    --    203,438    --    62,374    --
                                                   ============   ============   ======   ===    =======   ===    ======   ===

CHANGES IN UNITS:
   Beginning units .............................     43,194,768     44,510,163       --    --         --    --        --    --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
   Units purchased .............................      9,067,289      7,977,095    5,459    --     15,769    --     4,859    --
   Units redeemed ..............................    (10,139,138)    (9,292,490)     (48)   --       (124)   --       (43)   --
                                                   ------------   ------------   ------   ---    -------   ---    ------   ---
   Ending units ................................     42,122,919     43,194,768    5,411    --     15,645    --     4,816    --
                                                   ============   ============   ======   ===    =======   ===    ======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       AllSmCpVal       AllVGroInc
                                                    ---------------   --------------
                                                      2003     2002     2003    2002
                                                    --------   ----   -------   ----
Investment activity:
   Net investment income (loss) .................   $   (292)    --      (418)    --
   Realized gain (loss) on investments ..........        942     --        75     --
   Change in unrealized gain (loss)
      on investments ............................     20,545     --    32,761     --
   Reinvested capital gains .....................         31     --        --     --
                                                    --------    ---   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     21,226     --    32,418     --
                                                    --------    ---   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     10,110     --    33,861     --
   Transfers between funds ......................    188,663     --   352,236     --
   Surrenders (note 6) ..........................     (7,886)    --       (29)    --
   Death benefits (note 4) ......................         --     --        --     --
   Net policy repayments (loans) (note 5) .......      1,348     --     1,309     --
   Deductions for surrender charges (note 2d) ...       (364)    --        (1)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................     (1,659)    --    (3,099)    --
   Asset charges (note 3):
      MSP contracts .............................        (97)    --      (130)    --
      LSFP contracts ............................         --     --      (188)    --
                                                    --------    ---   -------    ---
         Net equity transactions ................    190,115     --   383,959     --
                                                    --------    ---   -------    ---

Net change in contract owners' equity ...........    211,341     --   416,377     --
Contract owners' equity beginning of period .....         --     --        --     --
                                                    --------    ---   -------    ---
Contract owners' equity end of period ...........   $211,341     --   416,377     --
                                                    ========    ===   =======    ===

CHANGES IN UNITS:
   Beginning units ..............................         --     --        --     --
                                                    --------    ---   -------    ---
   Units purchased ..............................     15,534     --    33,907     --
   Units redeemed ...............................       (153)    --      (320)    --
                                                    --------    ---   -------    ---
   Ending units .................................     15,381     --    33,587     --
                                                    ========    ===   =======    ===

                                                          ACVPBal                 ACVPCapAp
                                                    ---------------------   -----------------------
                                                       2003        2002        2003          2002
                                                    ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) .................      90,489      93,052      (92,344)    (106,678)
   Realized gain (loss) on investments ..........    (326,105)   (292,649)  (1,902,562)  (4,991,738)
   Change in unrealized gain (loss)
      on investments ............................   1,118,651    (326,154)   4,110,801    1,749,350
   Reinvested capital gains .....................          --          --           --           --
                                                    ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .............................     883,035    (525,751)   2,115,895   (3,349,066)
                                                    ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..................     538,281     655,414    1,235,265    1,491,221
   Transfers between funds ......................     193,768     (19,192)    (407,015)  (1,137,628)
   Surrenders (note 6) ..........................    (281,959)   (261,495)    (646,593)    (823,146)
   Death benefits (note 4) ......................     (12,858)    (12,043)      (3,714)     (65,672)
   Net policy repayments (loans) (note 5) .......     (42,073)    (29,194)     102,148       (9,534)
   Deductions for surrender charges (note 2d) ...     (13,033)    (14,379)     (29,887)     (45,263)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .........................    (289,395)   (278,409)    (758,543)    (853,298)
   Asset charges (note 3):
      MSP contracts .............................      (3,799)     (4,131)      (4,502)      (5,655)
      LSFP contracts ............................      (1,595)     (1,525)      (2,026)      (3,142)
                                                    ---------   ---------   ----------   ----------
         Net equity transactions ................      87,337      35,046     (514,867)  (1,452,117)
                                                    ---------   ---------   ----------   ----------

Net change in contract owners' equity ...........     970,372    (490,705)   1,601,028   (4,801,183)
Contract owners' equity beginning of period .....   4,659,269   5,149,974   11,497,921   16,299,104
                                                    ---------   ---------   ----------   ----------
Contract owners' equity end of period ...........   5,629,641   4,659,269   13,098,949   11,497,921
                                                    =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..............................     277,290     275,968      839,237      945,180
                                                    ---------   ---------   ----------   ----------
   Units purchased ..............................      47,943      42,350      118,180      116,117
   Units redeemed ...............................     (43,280)    (41,028)    (169,443)    (222,060)
                                                    ---------   ---------   ----------   ----------
   Ending units .................................     281,953     277,290      787,974      839,237
                                                    =========   =========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             ACVPIncGr            ACVPInfPr
                                                     -----------------------   --------------
                                                        2003         2002        2003    2002
                                                     ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $   19,586       14,281       443     --
   Realized gain (loss) on investments ...........     (256,841)    (990,548)     (225)    --
   Change in unrealized gain (loss)
      on investments .............................    1,047,403      154,381     1,001     --
   Reinvested capital gains ......................           --           --        18     --
                                                     ----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      810,148     (821,886)    1,237     --
                                                     ----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      359,246      405,497    19,342     --
   Transfers between funds .......................       82,945     (269,573)   66,741     --
   Surrenders (note 6) ...........................     (322,295)    (341,450)       --     --
   Death benefits (note 4) .......................      (10,466)          --        --     --
   Net policy repayments (loans) (note 5) ........      (17,312)     (16,672)  (10,850)    --
   Deductions for surrender charges (note 2d) ....      (14,897)     (18,776)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (173,369)    (177,476)   (1,304)    --
   Asset charges (note 3):
      MSP contracts ..............................       (2,173)      (2,339)       --     --
      LSFP contracts .............................       (2,145)      (1,896)      (30)    --
                                                     ----------   ----------   -------    ---
         Net equity transactions .................     (100,466)    (422,685)   73,899     --
                                                     ----------   ----------   -------    ---

Net change in contract owners' equity ............      709,682   (1,244,571)   75,136     --
Contract owners' equity beginning
   of period .....................................    3,032,321    4,276,892        --     --
                                                     ----------   ----------   -------    ---
Contract owners' equity end of period ............   $3,742,003    3,032,321    75,136     --
                                                     ==========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................      368,062      416,289        --     --
                                                     ----------   ----------   -------    ---
   Units purchased ...............................       51,709       56,087     8,499     --
   Units redeemed ................................      (66,478)    (104,314)   (1,186)    --
                                                     ----------   ----------   -------    ---
   Ending units ..................................      353,293      368,062     7,313     --
                                                     ==========   ==========   =======    ===

                                                              ACVPInt               ACVPUltra
                                                     -----------------------   ------------------
                                                        2003         2002        2003       2002
                                                     ----------   ----------   --------   -------
Investment activity:
   Net investment income (loss) ..................        1,294        6,760     (2,083)        4
   Realized gain (loss) on investments ...........   (1,820,628)  (3,987,767)    22,471    (8,753)
   Change in unrealized gain (loss)
      on investments .............................    4,044,090    1,109,135     31,622    (3,345)
   Reinvested capital gains ......................           --           --         --        --
                                                     ----------   ----------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,224,756   (2,871,872)    52,010   (12,094)
                                                     ----------   ----------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,270,341    1,372,078     51,821     5,058
   Transfers between funds .......................     (927,232)    (973,520)   637,951   124,302
   Surrenders (note 6) ...........................   (1,014,639)    (877,609)   (38,610)  (26,672)
   Death benefits (note 4) .......................      (23,621)      (3,330)        --        --
   Net policy repayments (loans) (note 5) ........       63,696     (127,897)  (205,636)       --
   Deductions for surrender charges (note 2d) ....      (46,898)     (48,258)    (1,785)   (1,467)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (534,885)    (616,258)  (115,287)   (2,866)
   Asset charges (note 3):
      MSP contracts ..............................       (3,290)      (4,054)      (419)      (25)
      LSFP contracts .............................       (6,570)      (7,145)      (145)     (136)
                                                     ----------   ----------   --------   -------
         Net equity transactions .................   (1,223,098)  (1,285,993)   327,890    98,194
                                                     ----------   ----------   --------   -------

Net change in contract owners' equity ............    1,001,658   (4,157,865)   379,900    86,100
Contract owners' equity beginning
   of period .....................................   10,472,740   14,630,605     86,100        --
                                                     ----------   ----------   --------   -------
Contract owners' equity end of period ............   11,474,398   10,472,740    466,000    86,100
                                                     ==========   ==========   ========   =======

CHANGES IN UNITS:
   Beginning units ...............................      860,438      950,787     10,760        --
                                                     ----------   ----------   --------   -------
   Units purchased ...............................      107,107      102,635     66,318    11,128
   Units redeemed ................................     (205,500)    (192,984)   (30,151)     (368)
                                                     ----------   ----------   --------   -------
   Ending units ..................................      762,045      860,438     46,927    10,760
                                                     ==========   ==========   ========   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              ACVPVal             ComGVITVal
                                                     ------------------------   --------------
                                                         2003         2002        2003    2002
                                                     -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $    38,127       16,260       333     --
   Realized gain (loss) on investments ...........      (468,624)    (393,781)    1,653     --
   Change in unrealized gain (loss)
      on investments .............................     3,272,161   (2,130,437)   12,566     --
   Reinvested capital gains ......................            --      677,932        --     --
                                                     -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     2,841,664   (1,830,026)   14,552     --
                                                     -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       890,906    1,048,504     6,770     --
   Transfers between funds .......................      (303,398)   1,006,877   110,212     --
   Surrenders (note 6) ...........................    (1,332,433)    (962,466)       --     --
   Death benefits (note 4) .......................       (32,386)      (6,357)       --     --
   Net policy repayments (loans) (note 5) ........       388,906      (99,706)       --     --
   Deductions for surrender charges (note 2d) ....       (61,587)     (52,924)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (517,471)    (502,028)   (1,897)    --
   Asset charges (note 3):
      MSP contracts ..............................        (5,716)      (7,417)       (3)    --
      LSFP contracts .............................        (8,230)      (7,578)       --     --
                                                     -----------   ----------   -------    ---
         Net equity transactions .................      (981,409)     416,905   115,082     --
                                                     -----------   ----------   -------    ---

Net change in contract owners' equity ............     1,860,255   (1,413,121)  129,634     --
Contract owners' equity beginning
   of period .....................................    10,890,722   12,303,843        --     --
                                                     -----------   ----------   -------    ---
Contract owners'equity end of period .............   $12,750,977   10,890,722   129,634     --
                                                     ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................       735,597      721,884        --     --
                                                     -----------   ----------   -------    ---
   Units purchased ...............................       105,740      134,241    10,445     --
   Units redeemed ................................      (168,819)    (120,528)     (162)    --
                                                     -----------   ----------   -------    ---
   Ending units ..................................       672,518      735,597    10,283     --
                                                     ===========   ==========   =======    ===

                                                            CSGPVen                  CSIntEq
                                                     ---------------------   ----------------------
                                                        2003        2002        2003        2002
                                                     ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..................      (5,477)     (7,766)    (11,298)     (44,098)
   Realized gain (loss) on investments ...........     142,046    (833,287)    (57,724)     168,979
   Change in unrealized gain (loss)
      on investments .............................     162,735     398,641   1,638,617   (1,412,977)
   Reinvested capital gains ......................          --          --          --           --
                                                     ---------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     299,304    (442,412)  1,569,595   (1,288,096)
                                                     ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      72,537     123,418     589,111      716,930
   Transfers between funds .......................    (646,030)     70,901    (322,319)    (401,475)
   Surrenders (note 6) ...........................     (81,611)   (231,349)   (404,585)    (411,253)
   Death benefits (note 4) .......................          --          --     (10,839)     (17,485)
   Net policy repayments (loans) (note 5) ........       7,169      98,610      55,209       39,755
   Deductions for surrender charges (note 2d) ....      (3,772)    (12,721)    (18,701)     (22,614)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (44,509)    (56,152)   (304,171)    (329,478)
   Asset charges (note 3):
      MSP contracts ..............................        (353)       (394)     (2,338)      (3,900)
      LSFP contracts .............................        (481)       (512)     (4,458)      (4,265)
                                                     ---------   ---------   ---------   ----------
         Net equity transactions .................    (697,050)     (8,199)   (423,091)    (433,785)
                                                     ---------   ---------   ---------   ----------

Net change in contract owners' equity ............    (397,746)   (450,611)  1,146,504   (1,721,881)
Contract owners' equity beginning
   of period .....................................   1,272,812   1,723,423   5,049,074    6,770,955
                                                     ---------   ---------   ---------   ----------
Contract owners' equity end of period ............     875,066   1,272,812   6,195,578    5,049,074
                                                     =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     174,334     154,238     637,322      679,600
                                                     ---------   ---------   ---------   ----------
   Units purchased ...............................      19,057      51,890      90,205       89,777
   Units redeemed ................................    (111,742)    (31,794)   (135,976)    (132,055)
                                                     ---------   ---------   ---------   ----------
   Ending units ..................................      81,649     174,334     591,551      637,322
                                                     =========   =========   =========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             CSSmCapGr             DryIntVal
                                                     ------------------------   --------------
                                                         2003         2002       2003     2002
                                                     -----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $   (89,532)     (96,995)     (311)    --
   Realized gain (loss) on investments ...........    (1,559,060)  (6,156,236)    9,011     --
   Change in unrealized gain (loss)
      on investments .............................     6,398,613      434,119    18,013     --
   Reinvested capital gains ......................            --           --        --     --
                                                     -----------   ----------   -------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     4,750,021   (5,819,112)   26,713     --
                                                     -----------   ----------   -------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,395,647    1,742,231    10,916     --
   Transfers between funds .......................        22,985   (1,876,740)  174,077     --
   Surrenders (note 6) ...........................      (782,163)  (1,026,223)       --     --
   Death benefits (note 4) .......................       (36,374)     (16,016)       --     --
   Net policy repayments (loans) (note 5) ........       (59,178)      41,216        --     --
   Deductions for surrender charges (note 2d) ....       (36,153)     (56,430)       --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (769,346)    (794,609)   (1,135)    --
   Asset charges (note 3):
      MSP contracts ..............................        (3,361)      (6,478)      (99)    --
      LSFP contracts .............................        (7,181)      (6,974)      (52)    --
                                                     -----------   ----------   -------    ---
         Net equity transactions .................      (275,124)  (2,000,023)  183,707     --
                                                     -----------   ----------   -------    ---

Net change in contract owners' equity ............     4,474,897   (7,819,135)  210,420     --
Contract owners' equity beginning
   of period .....................................    10,409,890   18,229,025        --     --
                                                     -----------   ----------   -------    ---
Contract owners' equity end of period ............   $14,884,787   10,409,890   210,420     --
                                                     ===========   ==========   =======    ===

CHANGES IN UNITS:
   Beginning units ...............................       932,671    1,084,722        --     --
                                                     -----------   ----------   -------    ---
   Units purchased ...............................       132,389      144,963    15,359     --
   Units redeemed ................................      (158,775)    (297,014)     (101)    --
                                                     -----------   ----------   -------    ---
   Ending units ..................................       906,285      932,671    15,258     --
                                                     ===========   ==========   =======    ===

                                                          DryMidCapIx          DryEuroEq
                                                     ---------------------   --------------
                                                        2003        2002     2003     2002
                                                     ---------   ---------   ----   -------
Investment activity:
   Net investment income (loss) ..................     (12,730)    (15,561)    --      (420)
   Realized gain (loss) on investments ...........    (157,515)   (372,288)    --   (18,187)
   Change in unrealized gain (loss)
      on investments .............................   1,649,966    (455,988)    --      (639)
   Reinvested capital gains ......................          40      33,555     --        --
                                                     ---------   ---------    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   1,479,761    (810,282)    --   (19,246)
                                                     ---------   ---------    ---   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     547,174     351,967     --     9,123
   Transfers between funds .......................   1,761,755   1,472,727     --   (69,351)
   Surrenders (note 6) ...........................    (427,117)   (278,698)    --      (161)
   Death benefits (note 4) .......................     (19,754)     (1,826)    --        --
   Net policy repayments (loans) (note 5) ........     (22,331)     (9,157)    --       117
   Deductions for surrender charges (note 2d) ....     (19,742)    (15,325)    --        (9)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (384,428)   (202,705)    --    (2,401)
   Asset charges (note 3):
      MSP contracts ..............................      (3,408)     (3,190)    --        --
      LSFP contracts .............................      (2,402)     (1,934)    --         1
                                                     ---------   ---------    ---   -------
         Net equity transactions .................   1,429,747   1,311,859     --   (62,681)
                                                     ---------   ---------    ---   -------

Net change in contract owners' equity ............   2,909,508     501,577     --   (81,927)
Contract owners' equity beginning
   of period .....................................   3,842,211   3,340,634     --    81,927
                                                     ---------   ---------    ---   -------
Contract owners' equity end of period ............   6,751,719   3,842,211     --        --
                                                     =========   =========    ===   =======

CHANGES IN UNITS:
   Beginning units ...............................     445,821     325,991     --    12,374
                                                     ---------   ---------    ---   -------
   Units purchased ...............................     215,981     165,799     --     1,810
   Units redeemed ................................     (75,898)    (45,969)    --   (14,184)
                                                     ---------   ---------    ---   -------
   Ending units ..................................     585,904     445,821     --        --
                                                     =========   =========    ===   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          DrySmCapIxS              DrySRGro
                                                     --------------------   ----------------------
                                                        2003        2002       2003        2002
                                                     ----------   -------   ---------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (1,552)        8     (57,090)     (57,330)
   Realized gain (loss) on investments ...........       65,355    (6,758)   (745,207)  (1,069,508)
   Change in unrealized gain (loss)
      on investments .............................      101,495      (172)  2,849,243   (2,683,067)
   Reinvested capital gains ......................        5,323        --          --           --
                                                     ----------   -------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      170,621    (6,922)  2,046,946   (3,809,905)
                                                     ----------   -------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       34,884    35,798   1,300,735    1,704,096
   Transfers between funds .......................      554,704    96,048    (354,728)  (1,126,297)
   Surrenders (note 6) ...........................      (53,225)  (12,292)   (728,259)    (924,256)
   Death benefits (note 4) .......................           --        --     (47,698)     (43,454)
   Net policy repayments (loans) (note 5) ........      (11,377)      314      95,761      (20,791)
   Deductions for surrender charges (note 2d) ....       (2,460)     (676)    (33,661)     (50,823)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      313,580    (1,475)   (769,716)    (847,059)
   Asset charges (note 3):
      MSP contracts ..............................         (681)      (62)     (2,600)      (4,062)
      LSFP contracts .............................         (142)       (3)     (3,343)      (3,757)
                                                     ----------   -------   ---------   ----------
         Net equity transactions .................      835,283   117,652    (543,509)  (1,316,403)
                                                     ----------   -------   ---------   ----------

Net change in contract owners' equity ............    1,005,904   110,730   1,503,437   (5,126,308)
Contract owners' equity beginning
   of period .....................................      110,730        --   8,486,022   13,612,330
                                                     ----------   -------   ---------   ----------
Contract owners' equity end of period ............   $1,116,634   110,730   9,989,459    8,486,022
                                                     ==========   =======   =========   ==========

CHANGES IN UNITS:
   Beginning units ...............................       14,471        --     505,221      573,971
                                                     ----------   -------   ---------   ----------
   Units purchased ...............................      101,010    14,878      81,656       87,917
   Units redeemed ................................       (8,896)     (407)   (112,686)    (156,667)
                                                     ----------   -------   ---------   ----------
   Ending units ..................................      106,585    14,471     474,191      505,221
                                                     ==========   =======   =========   ==========

                                                             DryStkIx                  DryVIFApp
                                                     ------------------------   -----------------------
                                                        2003         2002          2003         2002
                                                     ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................      545,235       459,532       39,229       23,140
   Realized gain (loss) on investments ...........   (2,046,981)     (940,878)  (1,007,708)    (571,297)
   Change in unrealized gain (loss)
      on investments .............................   18,594,894   (19,311,189)   2,073,274     (691,267)
   Reinvested capital gains ......................           --            --           --           --
                                                     ----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   17,093,148   (19,792,535)   1,104,795   (1,239,424)
                                                     ----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    6,831,591     8,299,700      532,770      608,427
   Transfers between funds .......................     (215,290)   (4,186,916)      14,944      308,413
   Surrenders (note 6) ...........................   (4,911,709)   (4,818,700)    (525,761)    (292,680)
   Death benefits (note 4) .......................     (106,620)     (104,303)      (2,993)     (12,604)
   Net policy repayments (loans) (note 5) ........       43,990        60,616      (21,948)     (52,352)
   Deductions for surrender charges (note 2d) ....     (227,027)     (264,971)     (24,302)     (16,094)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (3,943,274)   (4,116,114)    (307,883)    (311,263)
   Asset charges (note 3):
      MSP contracts ..............................      (28,833)      (28,802)      (1,612)      (2,257)
      LSFP contracts .............................      (52,162)      (51,509)      (5,859)      (5,846)
                                                     ----------   -----------   ----------   ----------
         Net equity transactions .................   (2,609,334)   (5,210,999)    (342,644)     223,744
                                                     ----------   -----------   ----------   ----------

Net change in contract owners' equity ............   14,483,814   (25,003,534)     762,151   (1,015,680)
Contract owners' equity beginning
   of period .....................................   63,819,155    88,822,689    5,733,185    6,748,865
                                                     ----------   -----------   ----------   ----------
Contract owners' equity end of period ............   78,302,969    63,819,155    6,495,336    5,733,185
                                                     ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................    3,317,324     3,551,969      534,799      520,418
                                                     ----------   -----------   ----------   ----------
   Units purchased ...............................      472,303       427,978       59,732       82,728
   Units redeemed ................................     (577,267)     (662,623)     (91,159)     (68,347)
                                                     ----------   -----------   ----------   ----------
   Ending units ..................................    3,212,360     3,317,324      503,372      534,799
                                                     ==========   ===========   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        DryDevLeadI         DryVIFGrInc
                                                     ---------------   ---------------------
                                                       2003     2002      2003        2002
                                                     --------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   (176)   --        3,402      (1,347)
   Realized gain (loss) on investments ...........      1,050    --     (316,811)   (131,464)
   Change in unrealized gain (loss)
      on investments .............................     13,125    --      800,579    (602,115)
   Reinvested capital gains ......................         --    --           --          --
                                                     --------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     13,999    --      487,170    (734,926)
                                                     --------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      2,943    --      198,654     229,396
   Transfers between funds .......................    161,527    --       78,440     (67,132)
   Surrenders (note 6) ...........................         --    --     (148,469)    (99,306)
   Death benefits (note 4) .......................         --    --      (10,153)     (7,828)
   Net policy repayments (loans) (note 5) ........         --    --      (11,543)     (3,538)
   Deductions for surrender charges (note 2d) ....         --    --       (6,862)     (5,461)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (2,006)   --     (125,107)   (138,671)
   Asset charges (note 3):
      MSP contracts ..............................        (57)   --       (1,904)     (2,335)
      LSFP contracts .............................       (140)   --       (1,694)     (1,850)
                                                     --------   ---    ---------   ---------
         Net equity transactions .................    162,267    --      (28,638)    (96,725)
                                                     --------   ---    ---------   ---------

Net change in contract owners' equity ............    176,266    --      458,532    (831,651)
Contract owners' equity beginning
   of period .....................................         --    --    2,056,526   2,888,177
                                                     --------   ---    ---------   ---------
Contract owners' equity end of period ............   $176,266    --    2,515,058   2,056,526
                                                     ========   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ...............................         --    --      208,582     217,273
                                                     --------   ---    ---------   ---------
   Units purchased ...............................     13,890    --       34,554      26,066
   Units redeemed ................................       (181)   --      (39,873)    (34,757)
                                                     --------   ---    ---------   ---------
   Ending units ..................................     13,709    --      203,263     208,582
                                                     ========   ===    =========   =========

                                                       FedAmLdII       FedCpApII
                                                     -------------   ------------
                                                      2003    2002    2003   2002
                                                     ------   ----   -----   ----
Investment activity:
   Net investment income (loss) ..................      (11)   --      (12)   --
   Realized gain (loss) on investments ...........      (37)   --      (39)   --
   Change in unrealized gain (loss)
      on investments .............................      814    --      500    --
   Reinvested capital gains ......................       --    --       --    --
                                                     ------   ---    -----   ---
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................      766    --      449    --
                                                     ------   ---    -----   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       40    --    2,649    --
   Transfers between funds .......................   13,081    --    3,624    --
   Surrenders (note 6) ...........................       --    --       --    --
   Death benefits (note 4) .......................       --    --       --    --
   Net policy repayments (loans) (note 5) ........       --    --       --    --
   Deductions for surrender charges (note 2d) ....       --    --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (52)   --      (92)   --
   Asset charges (note 3):
      MSP contracts ..............................       --    --       --    --
      LSFP contracts .............................       --    --       --    --
                                                     ------   ---    -----   ---
         Net equity transactions .................   13,069    --    6,181    --
                                                     ------   ---    -----   ---

Net change in contract owners' equity ............   13,835    --    6,630    --
Contract owners' equity beginning
   of period .....................................       --    --       --    --
                                                     ------   ---    -----   ---
Contract owners' equity end of period ............   13,835    --    6,630    --
                                                     ======   ===    =====   ===

CHANGES IN UNITS:
   Beginning units ...............................       --    --       --    --
                                                     ------   ---    -----   ---
   Units purchased ...............................    1,109    --      561    --
   Units redeemed ................................       (5)   --       (8)   --
                                                     ------   ---    -----   ---
   Ending units ..................................    1,104    --      553    --
                                                     ======   ===    =====   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        FGVITHiInc            FedQualBd
                                                     ---------------   -----------------------
                                                       2003     2002      2003         2002
                                                     --------   ----   ---------   -----------
Investment activity:
   Net investment income (loss) ..................   $  6,330    --       56,680        (3,977)
   Realized gain (loss) on investments ...........        642    --       45,165        17,661
   Change in unrealized gain (loss)
      on investments .............................      4,057    --      (31,320)       39,181
   Reinvested capital gains ......................         --    --           --            --
                                                     --------   ---    ---------     ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................     11,029    --       70,525        52,865
                                                     --------   ---    ---------     ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     11,770    --      166,447        34,259
   Transfers between funds .......................    222,001    --      468,108     1,229,802
   Surrenders (note 6) ...........................    (27,497)   --     (210,375)      (24,623)
   Death benefits (note 4) .......................         --    --           --            --
   Net policy repayments (loans) (note 5) ........     (3,241)   --      (17,519)        2,487
   Deductions for surrender charges (note 2d) ....     (1,271)   --       (9,724)       (1,354)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (3,706)   --     (104,806)      (30,500)
   Asset charges (note 3):
      MSP contracts ..............................       (185)   --         (885)         (175)
      LSFP contracts .............................         --    --         (634)         (146)
                                                     --------   ---    ---------     ---------
         Net equity transactions .................    197,871    --      290,612     1,209,750
                                                     --------   ---    ---------     ---------

Net change in contract owners' equity ............    208,900    --      361,137     1,262,615
Contract owners' equity beginning
   of period .....................................         --    --    1,262,615            --
                                                     --------   ---    ---------     ---------
Contract owners' equity end of period ............   $208,900    --    1,623,752     1,262,615
                                                     ========   ===    =========     =========

   CHANGES IN UNITS:
   Beginning units ...............................         --    --      117,678            --
                                                     --------   ---    ---------     ---------
   Units purchased ...............................     20,105    --       64,282       122,888
   Units redeemed ................................     (1,248)   --      (36,210)       (5,210)
                                                     --------   ---    ---------     ---------
   Ending units ..................................     18,857    --      145,750       117,678
                                                     ========   ===    =========     =========

                                                               FidVIPEI                  FidVIPGr
                                                     ------------------------   ------------------------
                                                        2003          2002         2003          2002
                                                     ----------   -----------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................      650,310       670,788     (423,142)     (497,509)
   Realized gain (loss) on investments ...........   (1,651,935)   (1,832,619)  (5,517,543)   (6,475,478)
   Change in unrealized gain (loss)
      on investments .............................   17,928,029   (13,879,079)  29,260,774   (28,601,357)
   Reinvested capital gains ......................           --     1,645,146           --            --
                                                     ----------   -----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................   16,926,404   (13,395,764)  23,320,089   (35,574,344)
                                                     ----------   -----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    5,470,555     6,296,828    9,045,995    10,702,893
   Transfers between funds .......................      195,335    (1,326,155)  (2,370,299)   (5,909,456)
   Surrenders (note 6) ...........................   (4,143,940)   (4,013,742)  (5,367,306)   (6,576,671)
   Death benefits (note 4) .......................     (191,683)     (512,295)    (187,564)     (303,488)
   Net policy repayments (loans) (note 5) ........      144,919      (325,234)     547,985        53,735
   Deductions for surrender charges (note 2d) ....     (191,540)     (220,708)    (248,086)     (361,638)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (3,626,293)   (3,720,031)  (5,279,385)   (5,684,040)
   Asset charges (note 3):
      MSP contracts ..............................      (28,378)      (33,789)     (22,563)      (29,451)
      LSFP contracts .............................      (22,049)      (22,051)     (26,103)      (26,493)
                                                     ----------   -----------   ----------   -----------
         Net equity transactions .................   (2,393,074)   (3,877,177)  (3,907,326)   (8,134,609)
                                                     ----------   -----------   ----------   -----------

Net change in contract owners' equity ............   14,533,330   (17,272,941)  19,412,763   (43,708,953)
Contract owners' equity beginning
   of period .....................................   59,751,461    77,024,402   75,663,436   119,372,389
                                                     ----------   -----------   ----------   -----------
Contract owners' equity end of period ............   74,284,791    59,751,461   95,076,199    75,663,436
                                                     ==========   ===========   ==========   ===========

   CHANGES IN UNITS:
   Beginning units ...............................    2,146,294     2,285,562    2,922,853     3,226,113
                                                     ----------   -----------   ----------   -----------
   Units purchased ...............................      270,295       239,009      414,867       408,396
   Units redeemed ................................     (356,735)     (378,277)    (579,595)     (711,656)
                                                     ----------   -----------   ----------   -----------
   Ending units ..................................    2,059,854     2,146,294    2,758,125     2,922,853
                                                     ==========   ===========   ==========   ===========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                  FidVIPHI                   FidVIPOv
                                                          ------------------------   ------------------------
                                                              2003         2002         2003          2002
                                                          -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) .......................   $ 1,212,817    1,610,797        5,925         1,649
   Realized gain (loss) on investments ................       257,996   (6,235,204)    (262,828)  (10,007,301)
   Change in unrealized gain (loss)
      on investments ..................................     4,109,732    5,128,915    5,358,106     6,676,168
   Reinvested capital gains ...........................            --           --           --            --
                                                          -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     5,580,545      504,508    5,101,203    (3,329,484)
                                                          -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................     1,736,677    1,686,100    1,605,394     1,803,973
   Transfers between funds ............................       943,588    3,942,862      234,691    (1,055,151)
   Surrenders (note 6) ................................    (1,521,127)    (973,008)  (1,417,940)   (1,283,924)
   Death benefits (note 4) ............................      (280,214)     (26,392)     (49,771)      (62,516)
   Net policy repayments (loans) (note 5) .............       (48,477)     (25,575)      87,313       (63,624)
   Deductions for surrender charges (note 2d) .........       (70,309)     (53,504)     (65,539)      (70,600)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................    (1,233,202)    (970,512)    (719,142)     (781,093)
   Asset charges (note 3):
      MSP contracts ...................................       (15,750)     (12,568)      (3,909)       (4,418)
      LSFP contracts ..................................       (10,973)      (8,051)      (5,162)       (5,086)
                                                          -----------   ----------   ----------   -----------
         Net equity transactions ......................      (499,787)   3,559,352     (334,065)   (1,522,439)
                                                          -----------   ----------   ----------   -----------

Net change in contract owners' equity .................     5,080,758    4,063,860    4,767,138    (4,851,923)
Contract owners' equity beginning
   of period ..........................................    20,706,049   16,642,189   12,425,622    17,277,545
                                                          -----------   ----------   ----------   -----------
Contract owners' equity end of period .................   $25,786,807   20,706,049   17,192,760    12,425,622
                                                          ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ....................................     1,206,230    1,017,739      968,581     1,067,775
                                                          -----------   ----------   ----------   -----------
   Units purchased ....................................       156,030      325,331      154,575       127,166
   Units redeemed .....................................      (172,701)    (136,840)    (193,925)     (226,360)
                                                          -----------   ----------   ----------   -----------
   Ending units .......................................     1,189,559    1,206,230      929,231       968,581
                                                          ===========   ==========   ==========   ===========

                                                                 FidVIPAM                  FidVIPCon
                                                          -----------------------   -----------------------
                                                             2003         2002         2003         2002
                                                          ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) .......................      644,420      770,857     (137,237)      43,995
   Realized gain (loss) on investments ................     (578,106)    (608,998)  (1,243,309)  (1,171,475)
   Change in unrealized gain (loss)
      on investments ..................................    3,592,165   (2,677,633)  13,191,640   (3,976,205)
   Reinvested capital gains ...........................           --           --           --           --
                                                          ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    3,658,479   (2,515,774)  11,811,094   (5,103,685)
                                                          ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    1,656,663    1,668,475    4,167,255    5,127,914
   Transfers between funds ............................     (262,954)    (727,846)     252,182   (2,166,207)
   Surrenders (note 6) ................................   (1,951,807)  (1,466,623)  (2,630,439)  (3,296,014)
   Death benefits (note 4) ............................     (146,560)     (24,631)    (139,232)    (105,306)
   Net policy repayments (loans) (note 5) .............      196,742       38,282     (145,214)    (145,249)
   Deductions for surrender charges (note 2d) .........      (90,216)     (80,647)    (121,583)    (181,241)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................   (1,137,560)  (1,151,383)  (2,560,438)  (2,602,068)
   Asset charges (note 3):
      MSP contracts ...................................       (6,820)      (8,709)     (15,681)     (22,569)
      LSFP contracts ..................................       (3,784)      (3,308)     (22,686)     (21,973)
                                                          ----------   ----------   ----------   ----------
         Net equity transactions ......................   (1,746,296)  (1,756,390)  (1,215,836)  (3,412,713)
                                                          ----------   ----------   ----------   ----------

Net change in contract owners' equity .................    1,912,183   (4,272,164)  10,595,258   (8,516,398)
Contract owners' equity beginning
   of period ..........................................   22,343,721   26,615,885   44,077,392   52,593,790
                                                          ----------   ----------   ----------   ----------
Contract owners' equity end of period .................   24,255,904   22,343,721   54,672,650   44,077,392
                                                          ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ....................................    1,013,935    1,094,419    2,364,387    2,539,821
                                                          ----------   ----------   ----------   ----------
   Units purchased ....................................      152,269       94,132      311,477      270,926
   Units redeemed .....................................     (236,936)    (174,616)    (377,155)    (446,360)
                                                          ----------   ----------   ----------   ----------
   Ending units .......................................      929,268    1,013,935    2,298,709    2,364,387
                                                          ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                            FidVIPInvGrB          FidVIPGrOp
                                                          ---------------   ----------------------
                                                            2003     2002      2003        2002
                                                          --------   ----   ---------   ----------
Investment activity:
   Net investment income (loss) .......................   $   (467)    --       1,460       13,434
   Realized gain (loss) on investments ................         77     --    (341,822)    (387,954)
   Change in unrealized gain (loss)
      on investments ..................................      4,485     --   1,280,096     (537,034)
   Reinvested capital gains ...........................         --     --          --           --
                                                          --------    ---   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      4,095     --     939,734     (911,554)
                                                          --------    ---   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      4,528     --     452,147      560,969
   Transfers between funds ............................    237,978     --     249,767     (326,009)
   Surrenders (note 6) ................................       (857)    --    (246,768)    (159,570)
   Death benefits (note 4) ............................         --     --     (13,232)      (4,698)
   Net policy repayments (loans) (note 5) .............     (2,527)    --     (11,656)     (22,423)
   Deductions for surrender charges (note 2d) .........        (40)    --     (11,406)      (8,774)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (2,885)    --    (217,220)    (218,076)
   Asset charges (note 3):
      MSP contracts ...................................         --     --      (1,664)      (1,654)
      LSFP contracts ..................................        (35)    --      (2,618)      (2,257)
                                                          --------    ---   ---------   ----------
         Net equity transactions ......................    236,162     --     197,350     (182,492)
                                                          --------    ---   ---------   ----------

Net change in contract owners' equity .................    240,257     --   1,137,084   (1,094,046)
Contract owners' equity beginning
   of period ..........................................         --     --   3,035,034    4,129,080
                                                          --------    ---   ---------   ----------
Contract owners' equity end of period .................   $240,257     --   4,172,118    3,035,034
                                                          ========    ===   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................         --     --     398,008      420,111
                                                          --------    ---   ---------   ----------
   Units purchased ....................................     24,251     --      86,273       72,484
   Units redeemed .....................................       (636)    --     (60,512)     (94,587)
                                                          --------    ---   ---------   ----------
   Ending units .......................................     23,615     --     423,769      398,008
                                                          ========    ===   =========   ==========

                                                            FidVIPMCap         FidVIPValStS
                                                          --------------   -------------------
                                                            2003    2002      2003       2002
                                                          -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) .......................    (1,105)    --      (7,699)     (316)
   Realized gain (loss) on investments ................    16,699     --     189,710    (9,547)
   Change in unrealized gain (loss)
      on investments ..................................    58,136     --     186,255    (4,574)
   Reinvested capital gains ...........................        --     --      12,819        --
                                                          -------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    73,730     --     381,085   (14,437)
                                                          -------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    48,341     --     102,826     6,353
   Transfers between funds ............................   634,806     --   1,755,855   107,296
   Surrenders (note 6) ................................       (77)    --     (32,768)       --
   Death benefits (note 4) ............................        --     --          --        --
   Net policy repayments (loans) (note 5) .............    (8,758)    --    (131,607)     (930)
   Deductions for surrender charges (note 2d) .........        (4)    --      (1,515)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................    (7,108)    --     (31,415)   (2,342)
   Asset charges (note 3):
      MSP contracts ...................................      (185)    --      (1,287)     (137)
      LSFP contracts ..................................       (53)    --        (195)       (5)
                                                          -------    ---   ---------   -------
         Net equity transactions ......................   666,962     --   1,659,894   110,235
                                                          -------    ---   ---------   -------

Net change in contract owners' equity .................   740,692     --   2,040,979    95,798
Contract owners' equity beginning
   of period ..........................................        --     --      95,798        --
                                                          -------    ---   ---------   -------
Contract owners' equity end of period .................   740,692     --   2,136,777    95,798
                                                          =======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units ....................................        --     --      12,826        --
                                                          -------    ---   ---------   -------
   Units purchased ....................................    54,049     --     192,628    13,276
   Units redeemed .....................................    (1,239)    --     (22,798)     (450)
                                                          -------    ---   ---------   -------
   Ending units .......................................    52,810     --     182,656    12,826
                                                          =======    ===   =========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      FTVIPFRDiv      FTVIPSmCpVal        FTVIPFS          GVITEmMrkts
                                                   ---------------   --------------   --------------   --------------------
                                                     2003     2002     2003    2002     2003    2002      2003       2002
                                                   --------   ----   -------   ----   -------   ----   ---------   --------
Investment activity:
   Net investment income (loss) ................   $   (903)   --       (295)   --        222    --         (481)    (3,241)
   Realized gain (loss) on investments .........        815    --      8,066    --     11,639    --      149,677      9,490
   Change in unrealized gain (loss)
      on investments ...........................     65,062    --     14,481    --     31,576    --      219,942    (24,239)
   Reinvested capital gains ....................      1,517    --         --    --         --    --           --         --
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     66,491    --     22,252    --     43,437    --      369,138    (17,990)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     80,062    --     22,558    --     40,705    --      118,749     30,715
   Transfers between funds .....................    777,906    --    126,262    --    359,375    --    1,059,724    (75,118)
   Surrenders (note 6) .........................         --    --       (815)   --    (57,155)   --     (160,155)   (25,350)
   Death benefits (note 4) .....................         --    --         --    --         --    --           --     (1,829)
   Net policy repayments (loans) (note 5) ......     (1,592)   --       (149)   --     (5,716)   --      (11,495)   (40,241)
   Deductions for surrender charges (note 2d) ..         --    --        (38)   --     (2,642)   --       (7,403)    (1,394)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (8,946)   --       (944)   --     (2,423)   --      (29,334)   (21,884)
   Asset charges (note 3):
      MSP contracts ............................       (405)   --         --    --        (15)   --         (552)      (498)
      LSFP contracts ...........................        (75)   --        (39)   --        (88)   --         (332)      (121)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
         Net equity transactions ...............    846,950    --    146,835    --    332,041    --      969,202   (135,720)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------

Net change in contract owners' equity ..........    913,441    --    169,087    --    375,478    --    1,338,340   (153,710)
Contract owners' equity beginning
   of period ...................................         --    --         --    --         --    --      273,867    427,577
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
Contract owners' equity end of period ..........   $913,441    --    169,087    --    375,478    --    1,612,207    273,867
                                                   ========   ===    =======   ===    =======   ===    =========   ========

CHANGES IN UNITS:
   Beginning units .............................         --    --         --    --         --    --       39,708     52,012
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
   Units purchased .............................     75,462    --     12,866    --     33,927    --      115,260     17,002
   Units redeemed ..............................       (948)   --       (157)   --     (5,504)   --      (12,157)   (29,306)
                                                   --------   ---    -------   ---    -------   ---    ---------   --------
   Ending units ................................     74,514    --     12,709    --     28,423    --      142,811     39,708
                                                   ========   ===    =======   ===    =======   ===    =========   ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       GVITGlFin           GVITGlHlth
                                                   -----------------   ------------------
                                                     2003      2002      2003       2002
                                                   --------   ------   --------   -------
Investment activity:
   Net investment income (loss).................   $    131     (119)    (5,970)     (397)
   Realized gain (loss) on investments..........     24,710      113    138,267      (611)
   Change in unrealized gain (loss)
      on investments............................      4,592     (599)   (27,859)   (4,795)
   Reinvested capital gains.....................     36,957       --     70,723        --
                                                   --------   ------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     66,390     (605)   175,161    (5,803)
                                                   --------   ------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................     88,543      368     32,402    17,502
   Transfers between funds......................    159,904   66,328    700,808   155,423
   Surrenders (note 6)..........................    (18,112)      --   (350,559)       --
   Death benefits (note 4)......................         --       --         --        --
   Net policy repayments (loans) (note 5).......      2,194     (972)   (42,579)   (8,938)
   Deductions for surrender charges (note 2d)...       (837)      --    (16,203)       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (6,384)    (625)   (25,004)   (2,414)
   Asset charges (note 3):
      MSP contracts.............................        (30)      (3)      (238)      (12)
      LSFP contracts............................        (43)      --       (184)      (50)
                                                   --------   ------   --------   -------
         Net equity transactions................    225,235   65,096    298,443   161,511
                                                   --------   ------   --------   -------

Net change in contract owners' equity...........    291,625   64,491    473,604   155,708
Contract owners' equity beginning
   of period....................................     64,491       --    155,708        --
                                                   --------   ------   --------   -------
Contract owners' equity end of period...........   $356,116   64,491    629,312   155,708
                                                   ========   ======   ========   =======

CHANGES IN UNITS:
   Beginning units..............................      7,495       --     18,805        --
                                                   --------   ------   --------   -------
   Units purchased..............................     24,908    7,678     78,585    20,531
   Units redeemed...............................     (2,911)    (183)   (41,380)   (1,726)
                                                   --------   ------   --------   -------
   Ending units.................................     29,492    7,495     56,010    18,805
                                                   ========   ======   ========   =======

                                                        GVITGlTech            GVITGlUtl
                                                   --------------------   -----------------
                                                      2003       2002       2003      2002
                                                   ---------   --------   --------   ------
Investment activity:
   Net investment income (loss).................      (5,695)      (450)      (170)      33
   Realized gain (loss) on investments..........     153,660   (188,420)     5,237     (296)
   Change in unrealized gain (loss)
      on investments............................      95,094    (19,032)    18,068      (33)
   Reinvested capital gains.....................          --         --         --       --
                                                   ---------   --------   --------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations.............................     243,059   (207,902)    23,135     (296)
                                                   ---------   --------   --------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      56,062     45,556      1,323       75
   Transfers between funds......................     863,669    130,870    109,537   36,282
   Surrenders (note 6)..........................     (68,772)   (56,652)  (244,561)      --
   Death benefits (note 4)......................      (5,717)        --         --       --
   Net policy repayments (loans) (note 5).......     (25,530)    26,213    254,660       --
   Deductions for surrender charges (note 2d)...      (3,179)    (3,115)   (11,304)      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (46,194)   (23,648)    (2,587)    (152)
   Asset charges (note 3):
      MSP contracts.............................        (468)      (196)       (45)      (5)
      LSFP contracts............................         (39)        (9)      (133)      --
                                                   ---------   --------   --------   ------
         Net equity transactions................     769,832    119,019    106,890   36,200
                                                   ---------   --------   --------   ------

Net change in contract owners' equity...........   1,012,891    (88,883)   130,025   35,904
Contract owners' equity beginning
   of period....................................     261,090    349,973     35,904       --
                                                   ---------   --------   --------   ------
Contract owners' equity end of period...........   1,273,981    261,090    165,929   35,904
                                                   =========   -=======   ========   ======

CHANGES IN UNITS:
   Beginning units..............................     134,649    102,616      4,164       --
                                                   ---------   --------   --------   ------
   Units purchased..............................     342,452     61,493     13,650    4,184
   Units redeemed...............................     (50,363)   (29,460)    (2,195)     (20)
                                                   ---------   --------   --------   ------
   Ending units.................................     426,738    134,649     15,619    4,164
                                                   =========   ========   ========   ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,Continued
Years Ended December 31,2003 and 2002

                                                             GVITGvtBd                 GVITGrowth
                                                     ------------------------   -----------------------
                                                         2003         2002         2003         2002
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   486,697      740,616     (107,563)    (115,653)
   Realized gain (loss) on investments ...........       (19,208)     766,407   (3,868,654)  (2,366,653)
   Change in unrealized gain (loss)
      on investments .............................      (207,136)     254,202    8,180,131   (3,021,176)
   Reinvested capital gains ......................        29,787      177,046           --           --
                                                     -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................       290,140    1,938,271    4,203,914   (5,503,482)
                                                     -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,454,811    1,267,894    2,819,241    3,550,411
   Transfers between funds .......................    (3,784,652)   5,104,395     (527,911)  (1,039,416)
   Surrenders (note 6) ...........................    (2,627,215)  (3,160,509)  (1,252,791)    (919,629)
   Death benefits (note 4) .......................       (61,806)     (56,328)     (72,160)     (51,849)
   Net policy repayments (loans) (note 5) ........        56,813     (301,152)      89,662      194,094
   Deductions for surrender charges (note 2d) ....      (121,434)    (173,790)     (57,906)     (50,568)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (1,137,678)    (897,183)  (1,442,242)  (1,432,973)
   Asset charges (note 3):
      MSP contracts ..............................       (17,553)     (18,203)      (4,472)      (5,160)
      LSFP contracts .............................        (8,560)      (8,831)      (7,643)      (8,210)
                                                     -----------   ----------   ----------   ----------
         Net equity transactions .................    (6,247,274)   1,756,293     (456,222)     236,700
                                                     -----------   ----------   ----------   ----------

Net change in contract owners'equity .............    (5,957,134)   3,694,564    3,747,692   (5,266,782)
Contract owners'equity beginning
   of period .....................................    22,381,392   18,686,828   13,411,563   18,678,345
                                                     -----------   ----------   ----------   ----------
Contract owners'equity end of period .............   $16,424,258   22,381,392   17,159,255   13,411,563
                                                     ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................     1,024,071      940,162    1,170,029    1,157,307
                                                     -----------   ----------   ----------   ----------
   Units purchased ...............................        91,225      256,619      236,749      296,325
   Units redeemed ................................      (379,597)    (172,710)    (268,888)    (283,603)
                                                     -----------   ----------   ----------   ----------
   Ending units ..................................       735,699    1,024,071    1,137,890    1,170,029
                                                     ===========   ==========   ==========   ==========

                                                         GVITIDAgg           GVITIDCon
                                                     -----------------   -----------------
                                                       2003      2002      2003      2002
                                                     -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ..................     1,896       375     7,043     3,709
   Realized gain (loss) on investments ...........    44,183    (3,763)    5,929       (84)
   Change in unrealized gain (loss)
      on investments .............................    42,877    (5,389)   16,454    (1,344)
   Reinvested capital gains ......................     5,518        22     1,440       154
                                                     -------   -------   -------   -------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................    94,474    (8,755)   30,866     2,435
                                                     -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    47,188    30,018    32,945     7,502
   Transfers between funds .......................   235,905   147,481    58,691   332,814
   Surrenders (note 6) ...........................    (5,780)   (6,575)  (13,603)  (29,580)
   Death benefits (note 4) .......................        --        --   (11,368)       --
   Net policy repayments (loans) (note 5) ........     1,380    (4,029)  (13,680)   12,073
   Deductions for surrender charges (note 2d) ....      (267)     (362)     (629)   (1,627)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (22,500)  (11,321)  (18,886)   (5,634)
   Asset charges (note 3):
      MSP contracts ..............................        (2)       --      (431)     (260)
      LSFP contracts .............................        --        --      (188)     (167)
                                                     -------   -------   -------   -------
         Net equity transactions .................   255,924   155,212    32,851   315,121
                                                     -------   -------   -------   -------

Net change in contract owners'equity .............   350,398   146,457    63,717   317,556
Contract owners'equity beginning
   of period .....................................   146,457        --   317,556        --
                                                     -------   -------   -------   -------
Contract owners'equity end of period .............   496,855   146,457   381,273   317,556
                                                     =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ...............................    17,710        --    31,754        --
                                                     -------   -------   -------   -------
   Units purchased ...............................    31,669    20,524    16,723    34,708
   Units redeemed ................................    (3,453)   (2,814)  (12,823)   (2,954)
                                                     -------   -------   -------   -------
   Ending units ..................................    45,926    17,710    35,654    31,754
                                                     =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY,Continued
Years Ended December 31,2003 and 2002

                                                           GVITIDMod             GVITIDModAgg
                                                     --------------------   ---------------------
                                                        2003        2002       2003        2002
                                                     ----------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $   19,641     3,431      10,420       4,020
   Realized gain (loss) on investments ...........        5,830    (3,356)     (7,574)    (30,041)
   Change in unrealized gain (loss)
      on investments .............................      285,948   (11,401)    318,164     (40,857)
   Reinvested capital gains ......................          946       436          --       1,303
                                                     ----------   -------   ---------   ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................      312,365   (10,890)    321,010     (65,575)
                                                     ----------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      276,128    40,643     203,520      51,389
   Transfers between funds .......................    1,514,517   528,483     721,450     981,852
   Surrenders (note 6) ...........................      (32,051)   (2,844)    (22,041)     (3,304)
   Death benefits (note 4) .......................           --        --          --          --
   Net policy repayments (loans) (note 5) ........      (47,251)    1,352      24,606      12,741
   Deductions for surrender charges (note 2d) ....       (1,481)     (156)     (1,019)       (182)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (93,995)  (12,601)   (114,749)    (34,114)
   Asset charges (note 3):
      MSP contracts ..............................       (1,685)     (292)       (396)        (29)
      LSFP contracts .............................         (228)       --        (454)        (89)
                                                     ----------   -------   ---------   ---------
         Net equity transactions .................    1,613,954   554,585     810,917   1,008,264
                                                     ----------   -------   ---------   ---------

Net change in contract owners'equity .............    1,926,319   543,695   1,131,927     942,689
Contract owners'equity beginning
   of period .....................................      543,695        --     942,689          --
                                                     ----------   -------   ---------   ---------
Contract owners'equity end of period .............   $2,470,014   543,695   2,074,616     942,689
                                                     ==========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       59,819        --     109,211          --
                                                     ----------   -------   ---------   ---------
   Units purchased ...............................      187,414    61,992     101,890     113,991
   Units redeemed ................................      (18,823)   (2,173)    (19,774)     (4,780)
                                                     ----------   -------   ---------   ---------
   Ending units ..................................      228,410    59,819     191,327     109,211
                                                     ==========   =======   =========   =========

                                                        GVITIDModCon         GVITIntGro
                                                     -----------------   ------------------
                                                       2003      2002      2003       2002
                                                     -------   -------   --------   -------
Investment activity:
   Net investment income (loss) ..................     9,165     2,374       (438)     (333)
   Realized gain (loss) on investments ...........    14,955    (4,333)     9,484    (4,929)
   Change in unrealized gain (loss)
      on investments .............................    48,943       142      5,034      (759)
   Reinvested capital gains ......................     1,142       402         --        --
                                                     -------   -------   --------   -------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ..............................    74,205    (1,415)    14,080    (6,021)
                                                     -------   -------   --------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    64,735    10,547    129,786    37,116
   Transfers between funds .......................   353,657   353,136     14,697    46,984
   Surrenders (note 6) ...........................    (4,714)  (83,408)  (123,145)  (70,278)
   Death benefits (note 4) .......................   (11,855)   (4,459)        --        --
   Net policy repayments (loans) (note 5) ........    (6,687)    3,617       (636)   (1,483)
   Deductions for surrender charges (note 2d) ....      (218)   (4,586)    (5,692)   (3,864)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (33,121)   (4,367)    (2,865)   (2,650)
   Asset charges (note 3):
      MSP contracts ..............................    (1,050)     (169)       (19)       --
      LSFP contracts .............................      (154)       (4)       (14)       --
                                                     -------   -------   --------   -------
         Net equity transactions .................   360,593   270,307     12,112     5,825
                                                     -------   -------   --------   -------

Net change in contract owners'equity .............   434,798   268,892     26,192      (196)
Contract owners'equity beginning
   of period .....................................   268,892        --     55,057    55,253
                                                     -------   -------   --------   -------
Contract owners'equity end of period .............   703,690   268,892     81,249    55,057
                                                     =======   =======   ========   =======

CHANGES IN UNITS:
   Beginning units ...............................    28,027        --     11,233     8,456
                                                     -------   -------   --------   -------
   Units purchased ...............................    42,950    28,835      5,032     9,592
   Units redeemed ................................    (6,085)     (808)    (3,983)   (6,815)
                                                     -------   -------   --------   -------
   Ending units ..................................    64,892    28,027     12,282    11,233
                                                     =======   =======   ========   =======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           GVITMyMkt                 GVITLead
                                                   --------------------------   -----------------
                                                       2003           2002        2003      2002
                                                   ------------   -----------   -------   -------
Investment activity:
   Net investment income (loss) ................   $    (48,086)      234,335      (503)      224
   Realized gain (loss) on investments .........             --            --    (3,394)   (9,895)
   Change in unrealized gain (loss)
      on investments ...........................             --            --    22,125    (4,614)
   Reinvested capital gains ....................             --            --        --        --
                                                   ------------   -----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................        (48,086)      234,335    18,228   (14,285)
                                                   ------------   -----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      4,279,006     4,228,147    10,592     7,788
   Transfers between funds .....................     (6,838,365)    8,868,792     4,640   141,311
   Surrenders (note 6) .........................    (10,294,119)  (15,813,066)       --   (12,363)
   Death benefits (note 4) .....................        (68,054)     (100,051)       --        --
   Net policy repayments (loans) (note 5) ......        666,422       856,428   (24,739)   (2,325)
   Deductions for surrender charges (note 2d) ..       (475,811)     (869,528)       --      (680)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (2,140,515)   (2,203,711)   (4,507)   (4,331)
   Asset charges (note 3):
      MSP contracts ............................        (41,707)      (47,444)      (61)      (79)
      LSFP contracts ...........................        (23,441)      (40,196)       --        --
                                                   ------------   -----------   -------   -------
         Net equity transactions ...............    (14,936,584)   (5,120,629)  (14,075)  129,321
                                                   ------------   -----------   -------   -------

Net change in contract owners' equity ..........    (14,984,670)   (4,886,294)    4,153   115,036
Contract owners' equity beginning
   of period ...................................     46,764,573    51,650,867   115,036        --
                                                   ------------   -----------   -------   -------
Contract owners' equity end of period ..........   $ 31,779,903    46,764,573   119,189   115,036
                                                   ============   ===========   =======   =======

CHANGES IN UNITS:
   Beginning units .............................      3,181,070     3,540,015    13,679        --
                                                   ------------   -----------   -------   -------
   Units purchased .............................        496,788       649,115     4,986    14,429
   Units redeemed ..............................     (1,534,869)   (1,008,060)   (7,251)     (750)
                                                   ------------   -----------   -------   -------
   Ending units ................................      2,142,989     3,181,070    11,414    13,679
                                                   ============   ===========   =======   =======

                                                        GVITSmCapGr              GVITSmCapVal
                                                   ---------------------   -----------------------
                                                      2003        2002        2003         2002
                                                   ---------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ................      (9,992)     (9,005)     (78,518)     (92,125)
   Realized gain (loss) on investments .........     245,292    (539,108)     405,061   (3,668,042)
   Change in unrealized gain (loss)
      on investments ...........................     101,046     (10,392)   4,692,960   (1,169,384)
   Reinvested capital gains ....................          --          --           --      308,760
                                                   ---------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     336,346    (558,505)   5,019,503   (4,620,791)
                                                   ---------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     251,062     619,612      962,419    1,188,983
   Transfers between funds .....................     (19,343)    134,653    1,983,387   (1,353,452)
   Surrenders (note 6) .........................     (51,376)   (162,779)    (962,055)  (1,003,083)
   Death benefits (note 4) .....................          --     (17,654)     (95,096)     (11,891)
   Net policy repayments (loans) (note 5) ......     (47,144)     (2,166)    (601,100)     (51,969)
   Deductions for surrender charges (note 2d) ..      (2,375)     (8,951)     (44,468)     (55,158)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (83,917)    (76,901)    (507,726)    (586,977)
   Asset charges (note 3):
      MSP contracts ............................        (406)       (476)      (6,907)      (7,239)
      LSFP contracts ...........................        (769)       (667)     (10,106)      (9,801)
                                                   ---------   ---------   ----------   ----------
         Net equity transactions ...............      45,732     484,671      718,348   (1,890,587)
                                                   ---------   ---------   ----------   ----------

Net change in contract owners' equity ..........     382,078     (73,834)   5,737,851   (6,511,378)
Contract owners' equity beginning
   of period ...................................   1,258,941   1,332,775    9,270,589   15,781,967
                                                   ---------   ---------   ----------   ----------
Contract owners' equity end of period ..........   1,641,019   1,258,941   15,008,440    9,270,589
                                                   =========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .............................     265,763     186,280      838,299    1,034,902
                                                   ---------   ---------   ----------   ----------
   Units purchased .............................      48,697     120,635      202,734      107,054
   Units redeemed ..............................     (54,328)    (41,152)    (168,468)    (303,657)
                                                   ---------   ---------   ----------   ----------
   Ending units ................................     260,132     265,763      872,565      838,299
                                                   =========   =========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                          GVITSmComp                  GVITTotRt
                                                   ------------------------   ------------------------
                                                       2003         2002         2003          2002
                                                   -----------   ----------   ----------   -----------
Investment activity:
   Net investment income (loss) ................   $  (162,554)    (166,099)    (128,378)       63,059
   Realized gain (loss) on investments .........      (941,330)  (2,431,393)  (2,319,832)   (2,673,181)
   Change in unrealized gain (loss)
      on investments ...........................     8,912,411   (2,049,393)  18,094,378   (11,054,460)
   Reinvested capital gains ....................            --           --           --            --
                                                   -----------   ----------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     7,808,527   (4,646,885)  15,646,168   (13,664,582)
                                                   -----------   ----------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................     1,785,411    2,184,290    8,223,681     9,291,200
   Transfers between funds .....................       282,080     (120,024)  (1,394,191)   (2,033,396)
   Surrenders (note 6) .........................    (1,042,745)  (1,272,878)  (3,227,744)   (3,864,076)
   Death benefits (note 4) .....................       (73,828)     (71,551)    (241,692)     (443,207)
   Net policy repayments (loans) (note 5) ......      (147,834)    (215,642)       9,325      (296,328)
   Deductions for surrender charges (note 2d) ..       (48,197)     (69,993)    (149,192)     (212,478)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................    (1,261,119)  (1,285,393)  (5,505,925)   (5,626,226)
   Asset charges (note 3):
      MSP contracts ............................       (12,510)     (13,651)     (24,994)      (28,021)
      LSFP contracts ...........................       (11,018)     (10,604)     (16,647)      (17,931)
                                                   -----------   ----------   ----------   -----------
         Net equity transactions ...............      (529,760)    (875,446)  (2,327,379)   (3,230,463)
                                                   -----------   ----------   ----------   -----------

Net change in contract owners' equity ..........     7,278,767   (5,522,331)  13,318,789   (16,895,045)
Contract owners' equity beginning
   of period ...................................    20,084,696   25,607,027   60,325,564    77,220,609
                                                   -----------   ----------   ----------   -----------
Contract owners' equity end of period ..........   $27,363,463   20,084,696   73,644,353    60,325,564
                                                   ===========   ==========   ==========   ===========

CHANGES IN UNITS:
   Beginning units .............................     1,090,705    1,141,976    2,622,768     2,758,504
                                                   -----------   ----------   ----------   -----------
   Units purchased .............................       133,747      129,251      360,701       391,170
   Units redeemed ..............................      (162,109)    (180,522)    (462,007)     (526,906)
                                                   -----------   ----------   ----------   -----------
   Ending units ................................     1,062,343    1,090,705    2,521,462     2,622,768
                                                   ===========   ==========   ==========   ===========

                                                       GVITUSGro           JanBal
                                                   ------------------   -------------
                                                      2003      2002     2003    2002
                                                   ---------   ------   ------   ----
Investment activity:
   Net investment income (loss) ................      (4,094)    (119)     202    --
   Realized gain (loss) on investments .........     114,439     (263)       7    --
   Change in unrealized gain (loss)
      on investments ...........................      (8,682)  (5,779)     875    --
   Reinvested capital gains ....................      64,799       --       --    --
                                                   ---------   ------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ............................     166,462   (6,161)   1,084    --
                                                   ---------   ------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) .................      38,894    1,061    1,951    --
   Transfers between funds .....................     938,704   88,214   25,096    --
   Surrenders (note 6) .........................     (17,480)      --       --    --
   Death benefits (note 4) .....................          --       --       --    --
   Net policy repayments (loans) (note 5) ......    (146,138)  (1,144)      --    --
   Deductions for surrender charges (note 2d) ..        (808)      --       --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ........................     (15,281)  (1,044)    (175)   --
   Asset charges (note 3):
      MSP contracts ............................         (31)      --       --    --
      LSFP contracts ...........................        (140)     (11)      --    --
                                                   ---------   ------   ------   ---
         Net equity transactions ...............     797,720   87,076   26,872    --
                                                   ---------   ------   ------   ---

Net change in contract owners' equity ..........     964,182   80,915   27,956    --
Contract owners' equity beginning
   of period ...................................      80,915       --       --    --
                                                   ---------   ------   ------   ---
Contract owners' equity end of period ..........   1,045,097   80,915   27,956    --
                                                   =========   ======   ======   ===

CHANGES IN UNITS:
   Beginning units .............................       9,894       --       --    --
                                                   ---------   ------   ------   ---
   Units purchased .............................      93,269   10,159    2,565    --
   Units redeemed ..............................     (18,501)    (265)     (17)   --
                                                   ---------   ------   ------   ---
   Ending units ................................      84,662    9,894    2,548    --
                                                   =========   ======   ======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                                 JanCapAp                 JanGITech
                                                          ----------------------   ----------------------
                                                             2003         2002        2003        2002
                                                          ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) .......................   $  (11,135)    (10,295)     (8,186)      (8,887)
   Realized gain (loss) on investments ................      (82,197)   (417,474)   (300,592)    (269,555)
   Change in unrealized gain (loss)
      on investments ..................................      520,550     (28,278)    755,405     (427,636)
   Reinvested capital gains ...........................           --          --          --           --
                                                          ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      427,218    (456,047)    446,627     (706,078)
                                                          ----------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      282,142     302,801     165,602      201,079
   Transfers between funds ............................     (140,161)    136,764      32,152     (298,876)
   Surrenders (note 6) ................................     (148,985)   (193,278)    (78,038)    (139,634)
   Death benefits (note 4) ............................         (719)         --      (1,735)          --
   Net policy repayments (loans) (note 5) .............       (8,914)     11,769       1,274       26,135
   Deductions for surrender charges (note 2d) .........       (6,886)    (10,628)     (3,607)      (7,678)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (154,470)   (163,145)   (110,637)     (78,471)
   Asset charges (note 3):
      MSP contracts ...................................       (1,377)     (1,385)       (844)        (916)
      LSFP contracts ..................................       (1,316)     (1,213)       (817)        (608)
                                                          ----------   ---------   ---------   ----------
         Net equity transactions ......................     (180,686)     81,685       3,350     (298,969)
                                                          ----------   ---------   ---------   ----------

Net change in contract owners' equity .................      246,532    (374,362)    449,977   (1,005,047)
Contract owners' equity beginning
   of period ..........................................    2,253,876   2,628,238     879,767    1,884,814
                                                          ----------   ---------   ---------   ----------
Contract owners' equity end of period .................   $2,500,408   2,253,876   1,329,744      879,767
                                                          ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units ....................................      440,390     428,785     357,176      449,115
                                                          ----------   ---------   ---------   ----------
   Units purchased ....................................       64,043      95,428      91,294       83,201
   Units redeemed .....................................      (95,220)    (83,823)    (77,325)    (175,140)
                                                          ----------   ---------   ---------   ----------
   Ending units .......................................      409,213     440,390     371,145      357,176
                                                          ==========   =========   =========   ==========

                                                                JanIntGro          JanRsLgCpCr
                                                          ---------------------   ------------
                                                             2003        2002      2003   2002
                                                          ---------   ---------   -----   ----
Investment activity:
   Net investment income (loss) .......................       3,449      (4,636)     (8)    --
   Realized gain (loss) on investments ................      87,839    (407,715)    (37)    --
   Change in unrealized gain (loss)
      on investments ..................................     377,425     (16,485)    503     --
   Reinvested capital gains ...........................          --          --      --     --
                                                          ---------   ---------   -----    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................     468,713    (428,836)    458     --
                                                          ---------   ---------   -----    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................     390,875     498,623     197     --
   Transfers between funds ............................    (198,596)    (37,022)  7,352     --
   Surrenders (note 6) ................................    (304,722)   (398,206)     --     --
   Death benefits (note 4) ............................      (1,441)     (2,290)     --     --
   Net policy repayments (loans) (note 5) .............      (9,893)     28,088       8     --
   Deductions for surrender charges (note 2d) .........     (14,085)    (21,897)     --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (89,111)   (105,940)    (73)    --
   Asset charges (note 3):
      MSP contracts ...................................        (670)       (824)     --     --
      LSFP contracts ..................................      (1,074)       (988)     --     --
                                                          ---------   ---------   -----    ---
         Net equity transactions ......................    (228,717)    (40,456)  7,484     --
                                                          ---------   ---------   -----    ---

Net change in contract owners' equity .................     239,996    (469,292)  7,942     --
Contract owners' equity beginning
   of period ..........................................   1,481,877   1,951,169      --     --
                                                          ---------   ---------   -----    ---
Contract owners' equity end of period .................   1,721,873   1,481,877   7,942     --
                                                          =========   =========   =====    ===

CHANGES IN UNITS:
   Beginning units ....................................     334,648     324,749      --     --
                                                          ---------   ---------   -----    ---
   Units purchased ....................................      43,772      70,908     656     --
   Units redeemed .....................................     (87,251)    (61,009)     (7)    --
                                                          ---------   ---------   -----    ---
   Ending units .......................................     291,169     334,648     649     --
                                                          =========   =========   =====    ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                               MGVITMultiSec       MFSVITInvGrwI
                                                          ----------------------   -------------
                                                             2003         2002      2003    2002
                                                          ----------   ---------   ------   ----
Investment activity:
   Net investment income (loss) .......................   $   71,074      38,896      (68)    --
   Realized gain (loss) on investments ................       95,127      (7,201)     113     --
   Change in unrealized gain (loss)
      on investments ..................................       (5,724)     27,886    1,549     --
   Reinvested capital gains ...........................           --          --       --     --
                                                          ----------   ---------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................      160,477      59,581    1,594     --
                                                          ----------   ---------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................      157,344      68,550      933     --
   Transfers between funds ............................     (146,693)    654,994   55,220     --
   Surrenders (note 6) ................................     (213,444)    (23,316)  (1,557)    --
   Death benefits (note 4) ............................           --          --       --     --
   Net policy repayments (loans) (note 5) .............        7,695      (4,610)      --     --
   Deductions for surrender charges (note 2d) .........       (9,866)     (1,282)     (72)    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................      (33,842)    (29,377)    (535)    --
   Asset charges (note 3):
      MSP contracts ...................................         (881)       (472)      --     --
      LSFP contracts ..................................         (880)       (100)      --     --
                                                          ----------   ---------   ------    ---
         Net equity transactions ......................     (240,567)    664,387   53,989     --
                                                          ----------   ---------   ------    ---

Net change in contract owners' equity .................      (80,090)    723,968   55,583     --
Contract owners' equity beginning
   of period ..........................................    1,348,659     624,691       --     --
                                                          ----------   ---------   ------    ---
Contract owners' equity end of period .................   $1,268,569   1,348,659   55,583     --
                                                          ==========   =========   ======    ===

CHANGES IN UNITS:
   Beginning units ....................................      117,430      57,879       --     --
                                                          ----------   ---------   ------    ---
   Units purchased ....................................       24,936      68,517    5,007     --
   Units redeemed .....................................      (43,333)     (8,966)    (191)    --
                                                          ----------   ---------   ------    ---
   Ending units .......................................       99,033     117,430    4,816     --
                                                          ==========   =========   ======    ===

                                                           MFSVITValIn        NBAMTBal
                                                          -------------   ---------------
                                                           2003    2002    2003     2002
                                                          ------   ----   ------   ------
Investment activity:
   Net investment income (loss) .......................      (74)    --      604      863
   Realized gain (loss) on investments ................       38     --     (877)    (343)
   Change in unrealized gain (loss)
      on investments ..................................    3,849     --    8,095   (8,064)
   Reinvested capital gains ...........................       --     --       --       --
                                                          ------    ---   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...................................    3,813     --    7,822   (7,544)
                                                          ------    ---   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ........................    2,515     --    6,261    1,871
   Transfers between funds ............................   38,323     --   10,323   39,141
   Surrenders (note 6) ................................       --     --       --       --
   Death benefits (note 4) ............................       --     --       --       --
   Net policy repayments (loans) (note 5) .............     (326)    --       22       22
   Deductions for surrender charges (note 2d) .........       --     --       --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ...............................     (617)    --   (2,301)  (1,718)
   Asset charges (note 3):
      MSP contracts ...................................       (7)    --       --       --
      LSFP contracts ..................................       --     --       --       --
                                                          ------    ---   ------   ------
         Net equity transactions ......................   39,888     --   14,305   39,316
                                                          ------    ---   ------   ------

Net change in contract owners' equity .................   43,701     --   22,127   31,772
Contract owners' equity beginning
   of period ..........................................       --     --   46,040   14,268
                                                          ------    ---   ------   ------
Contract owners' equity end of period .................   43,701     --   68,167   46,040
                                                          ======    ===   ======   ======

CHANGES IN UNITS:
   Beginning units ....................................       --     --    2,497      636
                                                          ------    ---   ------   ------
   Units purchased ....................................    3,635     --    1,044    1,949
   Units redeemed .....................................      (84)    --     (126)     (88)
                                                          ------    ---   ------   ------
   Ending units .......................................    3,551     --    3,415    2,497
                                                          ======    ===   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTFas             NBAMTGro
                                                     --------------   ------------------------
                                                       2003    2002      2003          2002
                                                     -------   ----   ----------   -----------
Investment activity:
   Net investment income (loss) ..................   $   (42)   --      (113,247)     (127,464)
   Realized gain (loss) on investments ...........       750    --    (2,849,105)   (4,914,991)
   Change in unrealized gain (loss)
      on investments .............................       747    --     6,753,242    (1,658,364)
   Reinvested capital gains ......................         5    --            --            --
                                                     -------   ---    ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     1,460    --     3,790,890    (6,700,819)
                                                     -------   ---    ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       552    --     1,709,589     2,192,969
   Transfers between funds .......................    10,214    --       119,597    (4,042,985)
   Surrenders (note 6) ...........................      (648)   --    (2,092,717)     (939,226)
   Death benefits (note 4) .......................        --    --       (25,820)      (56,429)
   Net policy repayments (loans) (note 5) ........      (328)   --       792,718       (16,008)
   Deductions for surrender charges (note 2d) ....       (30)   --       (96,729)      (51,646)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (510)   --      (985,451)   (1,089,804)
   Asset charges (note 3):
      MSP contracts ..............................        --    --        (2,540)       (7,158)
      LSFP contracts .............................        --    --        (5,756)       (6,125)
                                                     -------   ---    ----------   -----------
         Net equity transactions .................     9,250    --      (587,109)   (4,016,412)
                                                     -------   ---    ----------   -----------

Net change in contract owners' equity ............    10,710    --     3,203,781   (10,717,231)
Contract owners' equity beginning
   of period .....................................        --    --    12,997,531    23,714,762
                                                     -------   ---    ----------   -----------
Contract owners' equity end of period ............   $10,710    --    16,201,312    12,997,531
                                                     =======   ===    ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................        --    --       866,555     1,114,641
                                                     -------   ---    ----------   -----------
   Units purchased ...............................       926    --       140,684       141,889
   Units redeemed ................................       (72)   --      (185,624)     (389,975)
                                                     -------   ---    ----------   -----------
   Ending units ..................................       854    --       821,615       866,555
                                                     =======   ===    ==========   ===========

                                                           NBAMTGuard               NBAMTLMat
                                                     ---------------------   ----------------------
                                                        2003        2002        2003         2002
                                                     ---------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ..................       3,217       2,019      239,549     238,386
   Realized gain (loss) on investments ...........    (219,402)   (564,694)      19,906      29,349
   Change in unrealized gain (loss)
      on investments .............................     710,906    (142,270)    (150,522)       (464)
   Reinvested capital gains ......................          --          --           --          --
                                                     ---------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     494,721    (704,945)     108,933     267,271
                                                     ---------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     147,198     252,039      419,152     485,372
   Transfers between funds .......................      (5,208)   (326,889)      90,649   2,049,470
   Surrenders (note 6) ...........................    (168,265)    (70,728)  (1,419,276)   (756,920)
   Death benefits (note 4) .......................          --          --         (398)    (42,010)
   Net policy repayments (loans) (note 5) ........      (6,356)    (14,101)     681,836      80,900
   Deductions for surrender charges (note 2d) ....      (7,778)     (3,889)     (65,601)    (41,621)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (98,043)   (106,763)    (290,411)   (245,535)
   Asset charges (note 3):
      MSP contracts ..............................      (1,250)     (1,592)      (7,524)     (6,969)
      LSFP contracts .............................      (1,689)     (1,817)      (1,699)     (1,413)
                                                     ---------   ---------   ----------   ---------
         Net equity transactions .................    (141,391)   (273,740)    (593,272)  1,521,274
                                                     ---------   ---------   ----------   ---------

Net change in contract owners' equity ............     353,330    (978,685)    (484,339)  1,788,545
Contract owners' equity beginning
   of period .....................................   1,605,837   2,584,522    6,741,521   4,952,976
                                                     ---------   ---------   ----------   ---------
Contract owners' equity end of period ............   1,959,167   1,605,837    6,257,182   6,741,521
                                                     =========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ...............................     210,005     247,137      390,323     298,490
                                                     ---------   ---------   ----------   ---------
   Units purchased ...............................      31,713      32,929       48,590     143,330
   Units redeemed ................................     (45,956)    (70,061)     (86,847)    (51,497)
                                                     ---------   ---------   ----------   ---------
   Ending units ..................................     195,762     210,005      352,066     390,323
                                                     =========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                         NBAMTMCGr            NBAMTPart
                                                     ---------------   -----------------------
                                                       2003     2002      2003         2002
                                                     --------   ----   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   (601)   --      (125,663)     (32,601)
   Realized gain (loss) on investments ...........      7,082    --    (2,482,304)  (1,617,582)
   Change in unrealized gain (loss)
      on investments .............................      9,663    --     8,076,460   (3,978,892)
   Reinvested capital gains ......................         --    --            --           --
                                                     --------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     16,144    --     5,468,493   (5,629,075)
                                                     --------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     11,530    --     1,956,281    2,518,759
   Transfers between funds .......................    247,205    --      (669,643)  (1,347,916)
   Surrenders (note 6) ...........................         --    --    (2,336,671)    (979,335)
   Death benefits (note 4) .......................         --    --       (73,321)     (57,113)
   Net policy repayments (loans) (note 5) ........         84    --       567,185      (98,447)
   Deductions for surrender charges (note 2d) ....         --    --      (108,005)     (53,852)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (2,759)   --    (1,168,275)  (1,224,187)
   Asset charges (note 3):
      MSP contracts ..............................         --    --       (10,782)     (12,334)
      LSFP contracts .............................       (148)   --       (15,068)     (13,806)
                                                     --------   ---    ----------   ----------
         Net equity transactions .................    255,912    --    (1,858,299)  (1,268,231)
                                                     --------   ---    ----------   ----------

Net change in contract owners' equity ............    272,056    --     3,610,194   (6,897,306)
Contract owners' equity beginning
   of period .....................................         --    --    16,750,853   23,648,159
                                                     --------   ---    ----------   ----------
Contract owners' equity end of period ............   $272,056    --    20,361,047   16,750,853
                                                     ========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................         --    --       990,334    1,050,337
                                                     --------   ---    ----------   ----------
   Units purchased ...............................     22,437    --       124,453      149,729
   Units redeemed ................................       (260)   --      (211,244)    (209,732)
                                                     --------   ---    ----------   ----------
   Ending units ..................................     22,177    --       903,543      990,334
                                                     ========   ===    ==========   ==========

                                                       NBAMTSocRe          OppAggGro
                                                     -------------   ---------------------
                                                      2003    2002      2003        2002
                                                     ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................     (106)   --      (11,886)     (1,144)
   Realized gain (loss) on investments ...........       25    --      229,204    (590,299)
   Change in unrealized gain (loss)
      on investments .............................    4,282    --       73,026      91,747
   Reinvested capital gains ......................       --    --           --          --
                                                     ------   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    4,201    --      290,344    (499,696)
                                                     ------   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,275    --      318,237     277,067
   Transfers between funds .......................   35,670    --      301,461    (127,039)
   Surrenders (note 6) ...........................       --    --      (68,982)   (140,615)
   Death benefits (note 4) .......................       --    --       (2,559)     (3,005)
   Net policy repayments (loans) (note 5) ........      143    --      (29,327)    (16,276)
   Deductions for surrender charges (note 2d) ....       --    --       (3,188)     (7,732)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (753)   --     (133,803)   (117,334)
   Asset charges (note 3):
      MSP contracts ..............................       --    --         (660)       (637)
      LSFP contracts .............................       --    --         (166)       (143)
                                                     ------   ---    ---------   ---------
         Net equity transactions .................   36,335    --      381,013    (135,714)
                                                     ------   ---    ---------   ---------

Net change in contract owners' equity ............   40,536    --      671,357    (635,410)
Contract owners' equity beginning
   of period .....................................       --    --    1,158,339   1,793,749
                                                     ------   ---    ---------   ---------
Contract owners' equity end of period ............   40,536    --    1,829,696   1,158,339
                                                     ======   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       --    --      304,625     337,769
                                                     ------   ---    ---------   ---------
   Units purchased ...............................    3,372    --      141,228      72,910
   Units redeemed ................................      (79)   --      (59,990)   (106,054)
                                                     ------   ---    ---------   ---------
   Ending units ..................................    3,293    --      385,863     304,625
                                                     ======   ===    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              OppBdFd                   OppCapAp
                                                     ------------------------   -----------------------
                                                         2003         2002         2003         2002
                                                     -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..................   $   679,789      882,439      (49,154)     (15,505)
   Realized gain (loss) on investments ...........        (4,847)    (350,686)  (2,159,972)  (6,751,858)
   Change in unrealized gain (loss)
      on investments .............................       124,933      535,188    5,578,110    2,058,407
   Reinvested capital gains ......................            --           --           --           --
                                                     -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................       799,875    1,066,941    3,368,984   (4,708,956)
                                                     -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................       986,173    1,018,900    1,377,491    2,131,465
   Transfers between funds .......................      (729,951)     816,498      369,298     (446,711)
   Surrenders (note 6) ...........................    (1,054,622)    (999,559)    (676,382)  (1,052,801)
   Death benefits (note 4) .......................       (14,916)     (86,356)    (134,063)     (45,480)
   Net policy repayments (loans) (note 5) ........        (9,225)    (175,417)    (101,777)     (56,354)
   Deductions for surrender charges (note 2d) ....       (48,746)     (54,964)     (31,263)     (57,891)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (720,578)    (658,218)    (741,142)    (828,314)
   Asset charges (note 3):
      MSP contracts ..............................        (9,531)     (10,665)      (5,271)      (5,855)
      LSFP contracts .............................        (6,190)      (4,779)      (5,208)      (6,108)
                                                     -----------   ----------   ----------   ----------
         Net equity transactions .................    (1,607,586)    (154,560)      51,683     (368,049)
                                                     -----------   ----------   ----------   ----------

Net change in contract owners' equity ............      (807,711)     912,381    3,420,667   (5,077,005)
Contract owners' equity beginning
   of period .....................................    14,009,310   13,096,929   11,617,305   16,694,310
                                                     -----------   ----------   ----------   ----------
Contract owners' equity end of period ............   $13,201,599   14,009,310   15,037,972   11,617,305
                                                     ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ...............................       685,876      691,900    1,030,433    1,073,994
                                                     -----------   ----------   ----------   ----------
   Units purchased ...............................        95,828       85,064      167,469      162,077
   Units redeemed ................................      (174,487)     (91,088)    (172,352)    (205,638)
                                                     -----------   ----------   ----------   ----------
   Ending units ..................................       607,217      685,876    1,025,550    1,030,433
                                                     ===========   ==========   ==========   ==========

                                                             OppGlSec            OppHiIncInt
                                                     -----------------------   --------------
                                                        2003         2002        2003    2002
                                                     ----------   ----------   -------   ----
Investment activity:
   Net investment income (loss) ..................       (1,280)     (61,818)     (475)   --
   Realized gain (loss) on investments ...........   (4,355,424)    (779,589)    2,808    --
   Change in unrealized gain (loss)
      on investments .............................   14,079,632   (6,436,152)   15,287    --
   Reinvested capital gains ......................           --           --        --    --
                                                     ----------   ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    9,722,928   (7,277,559)   17,620    --
                                                     ----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    2,087,217    2,395,521    17,306    --
   Transfers between funds .......................      207,428     (974,214)  301,861    --
   Surrenders (note 6) ...........................   (1,759,910)  (1,670,589)  (13,447)   --
   Death benefits (note 4) .......................      (49,058)    (139,234)       --    --
   Net policy repayments (loans) (note 5) ........      153,062     (107,233)   (5,673)   --
   Deductions for surrender charges (note 2d) ....      (81,346)     (91,862)     (622)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................   (1,361,309)  (1,468,689)   (4,579)   --
   Asset charges (note 3):
      MSP contracts ..............................       (9,838)     (11,572)     (256)   --
      LSFP contracts .............................       (7,297)      (7,148)      (40)   --
                                                     ----------   ----------   -------   ---
         Net equity transactions .................     (821,051)  (2,075,020)  294,550    --
                                                     ----------   ----------   -------   ---

Net change in contract owners' equity ............    8,901,877   (9,352,579)  312,170    --
Contract owners' equity beginning
   of period .....................................   23,978,747   33,331,326        --    --
                                                     ----------   ----------   -------   ---
Contract owners' equity end of period ............   32,880,624   23,978,747   312,170    --
                                                     ==========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units ...............................    1,190,779    1,278,705        --    --
                                                     ----------   ----------   -------   ---
   Units purchased ...............................      148,719      122,958    30,411    --
   Units redeemed ................................     (189,490)    (210,884)   (2,398)   --
                                                     ----------   ----------   -------   ---
   Ending units ..................................    1,150,008    1,190,779    28,013    --
                                                     ==========   ==========   =======   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           OppMSGrInc          OppMaStSmCpI
                                                     ----------------------   --------------
                                                        2003         2002       2003    2002
                                                     ----------   ---------   -------   ----
Investment activity:
   Net investment income (loss) ..................   $    2,578        (227)     (584)   --
   Realized gain (loss) on investments ...........       81,690    (144,832)    1,581    --
   Change in unrealized gain (loss)
      on investments .............................      214,017     (63,259)   29,320    --
   Reinvested capital gains ......................           --          --        --    --
                                                     ----------   ---------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      298,285    (208,318)   30,317    --
                                                     ----------   ---------   -------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      100,521      86,118    20,279    --
   Transfers between funds .......................      195,608     352,251   365,548    --
   Surrenders (note 6) ...........................      (62,594)    (39,278)   (7,875)   --
   Death benefits (note 4) .......................           --          --        --    --
   Net policy repayments (loans) (note 5) ........      (42,180)         85        80    --
   Deductions for surrender charges (note 2d) ....       (2,893)     (2,160)     (364)   --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (54,542)    (42,091)   (4,132)   --
   Asset charges (note 3):
      MSP contracts ..............................       (1,227)       (841)      (37)   --
      LSFP contracts .............................         (811)       (787)      (53)   --
                                                     ----------   ---------   -------   ---
         Net equity transactions .................      131,882     353,297   373,446    --
                                                     ----------   ---------   -------   ---

Net change in contract owners' equity ............      430,167     144,979   403,763    --
Contract owners' equity beginning
   of period .....................................    1,000,092     855,113        --    --
                                                     ----------   ---------   -------   ---
Contract owners' equity end of period ............   $1,430,259   1,000,092   403,763    --
                                                     ==========   =========   =======   ===

CHANGES IN UNITS:
   Beginning units ...............................      154,096     106,340        --    -
                                                     ----------   ---------   -------   ---
   Units purchased ...............................       46,202      59,843    29,584    -
   Units redeemed ................................      (25,179)    (12,087)     (333)   -
                                                     ----------   ---------   -------   ---
   Ending units ..................................      175,119     154,096    29,251    -
                                                     ==========   =========   =======   ===

                                                            OppMultStr          PUTVTGrIncIB
                                                     -----------------------   -------------
                                                        2003         2002       2003    2002
                                                     ----------   ----------   ------   ----
Investment activity:
   Net investment income (loss) ..................      275,544      377,956      (40)   --
   Realized gain (loss) on investments ...........     (166,820)    (465,799)     (42)   --
   Change in unrealized gain (loss)
      on investments .............................    2,834,011   (1,738,579)   1,560    --
   Reinvested capital gains ......................           --      200,398       --    --
                                                     ----------   ----------   ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,942,735   (1,626,024)   1,478    --
                                                     ----------   ----------   ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................    1,155,345    1,233,000      543    --
   Transfers between funds .......................      434,484        6,851   13,190    --
   Surrenders (note 6) ...........................     (532,500)    (881,744)      --    --
   Death benefits (note 4) .......................      (18,039)    (208,239)      --    --
   Net policy repayments (loans) (note 5) ........      (62,595)     (71,305)      --    --
   Deductions for surrender charges (note 2d) ....      (24,613)     (48,485)      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (737,262)    (720,498)    (257)   --
   Asset charges (note 3):
      MSP contracts ..............................       (8,381)      (8,198)      --    --
      LSFP contracts .............................       (3,405)      (3,122)      --    --
                                                     ----------   ----------   ------   ---
         Net equity transactions .................      203,034     (701,740)  13,476    --
                                                     ----------   ----------   ------   ---

Net change in contract owners' equity ............    3,145,769   (2,327,764)  14,954    --
Contract owners' equity beginning
   of period .....................................   12,259,254   14,587,018       --    --
                                                     ----------   ----------   ------   ---
Contract owners' equity end of period ............   15,405,023   12,259,254   14,954    --
                                                     ==========   ==========   ======   ===

CHANGES IN UNITS:
   Beginning units ...............................      543,407      574,816       --    --
                                                     ----------   ----------   ------   ---
   Units purchased ...............................       76,748       73,564    1,233    --
   Units redeemed ................................      (70,952)    (104,973)     (23)   --
                                                     ----------   ----------   ------   ---
   Ending units ..................................      549,203      543,407    1,210    --
                                                     ==========   ==========   ======   ===

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     PUTVTIntlEqIB     PUTVTVoyIB
                                                     --------------   -------------
                                                       2003    2002    2003    2002
                                                     -------   ----   ------   ----
Investment activity:
   Net investment income (loss) ..................   $  (131)   --       (36)    --
   Realized gain (loss) on investments ...........     2,026    --       114     --
   Change in unrealized gain (loss)
      on investments .............................     5,418    --     1,025     --
   Reinvested capital gains ......................        --    --        --     --
                                                     -------   ---    ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     7,313    --     1,103     --
                                                     -------   ---    ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     1,697    --       727     --
   Transfers between funds .......................    55,373    --    13,491     --
   Surrenders (note 6) ...........................      (845)   --        --     --
   Death benefits (note 4) .......................        --    --        --     --
   Net policy repayments (loans) (note 5) ........        33    --        --     --
   Deductions for surrender charges (note 2d) ....       (39)   --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................      (757)   --      (226)    --
   Asset charges (note 3):
      MSP contracts ..............................        --    --        --     --
      LSFP contracts .............................        --    --        --     --
                                                     -------   ---    ------    ---
         Net equity transactions .................    55,462    --    13,992     --
                                                     -------   ---    ------    ---

Net change in contract owners' equity ............    62,775    --    15,095     --
Contract owners' equity beginning
   of period .....................................        --    --        --     --
                                                     -------   ---    ------    ---
Contract owners' equity end of period ............   $62,775    --    15,095     --
                                                     =======   ===    ======    ===

CHANGES IN UNITS:
   Beginning units ...............................        --     --       --     --
                                                     -------    ---   ------    ---
   Units purchased ...............................     5,067     --    1,300     --
   Units redeemed ................................      (136)    --      (20)    --
                                                     -------    ---   ------    ---
   Ending units ..................................     4,931     --    1,280     --
                                                     =======    ===   ======    ===

                                                           SGVITMdCpGr                StOpp2
                                                     ---------------------   ------------------------
                                                        2003        2002        2003          2002
                                                     ---------   ---------   ----------   -----------
Investment activity:
   Net investment income (loss) ..................     (16,320)     (8,153)    (220,857)     (147,021)
   Realized gain (loss) on investments ...........     314,734    (397,870)  (2,014,228)   (2,167,910)
   Change in unrealized gain (loss)
      on investments .............................     196,161     (56,058)  11,846,663    (9,845,255)
   Reinvested capital gains ......................          --          --           --       644,398
                                                     ---------   ---------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................     494,575    (462,081)   9,611,578   (11,515,788)
                                                     ---------   ---------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     269,326     358,592    2,539,077     3,147,871
   Transfers between funds .......................     905,513     485,532   (2,376,920)   (1,938,061)
   Surrenders (note 6) ...........................     (96,786)    (47,786)  (2,584,861)   (1,780,772)
   Death benefits (note 4) .......................    (126,970)    (10,227)     (71,968)      (79,482)
   Net policy repayments (loans) (note 5) ........    (261,405)     (5,425)     165,371      (352,730)
   Deductions for surrender charges (note 2d) ....      (4,474)     (2,628)    (119,477)      (97,921)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     639,976     (61,931)  (1,701,430)   (1,897,429)
   Asset charges (note 3):
      MSP contracts ..............................        (829)       (561)      (6,701)       (8,916)
      LSFP contracts .............................        (803)       (432)      (6,270)       (6,859)
                                                     ---------   ---------   ----------   -----------
         Net equity transactions .................   1,323,548     715,134   (4,163,179)   (3,014,299)
                                                     ---------   ---------   ----------   -----------

Net change in contract owners' equity ............   1,818,123     253,053    5,448,399   (14,530,087)
Contract owners' equity beginning
   of period .....................................   1,178,178     925,125   28,600,889    43,130,976
                                                     ---------   ---------   ----------   -----------
Contract owners' equity end of period ............   2,996,301   1,178,178   34,049,288    28,600,889
                                                     =========   =========   ==========   ===========

CHANGES IN UNITS:
   Beginning units ...............................     335,821     164,872    1,014,316     1,109,407
                                                     ---------   ---------   ----------   -----------
   Units purchased ...............................     418,292     206,561      118,496       116,005
   Units redeemed ................................    (141,096)    (35,612)    (241,119)     (211,096)
                                                     ---------   ---------   ----------   -----------
   Ending units ..................................     613,017     335,821      891,693     1,014,316
                                                     =========   =========   ==========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                             StDisc2                  StIntStk2
                                                     -----------------------   ----------------------
                                                        2003         2002         2003         2002
                                                     ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ..................   $  (51,688)     (52,203)      21,096      63,769
   Realized gain (loss) on investments ...........      389,397     (262,474)     (57,620)   (794,539)
   Change in unrealized gain (loss)
      on investments .............................    1,778,903     (594,143)      (7,327)    177,975
   Reinvested capital gains ......................           --           --           --          --
                                                     ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    2,116,612     (908,820)     (43,851)   (552,795)
                                                     ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      611,081      608,903       32,865     300,490
   Transfers between funds .......................     (120,100)     (80,174)  (1,542,823)   (144,364)
   Surrenders (note 6) ...........................     (344,691)    (417,882)     (28,101)   (170,083)
   Death benefits (note 4) .......................      (49,278)     (18,966)        (570)     (7,537)
   Net policy repayments (loans) (note 5) ........       21,455       81,865          445      10,245
   Deductions for surrender charges (note 2d) ....      (15,932)     (22,978)      (1,299)     (9,352)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (343,313)    (346,561)     (16,588)   (115,209)
   Asset charges (note 3):
      MSP contracts ..............................       (1,643)      (1,630)         (75)       (766)
      LSFP contracts .............................         (701)        (621)        (295)     (2,122)
                                                     ----------   ----------   ----------   ---------
         Net equity transactions .................     (243,122)    (198,044)  (1,556,441)   (138,698)
                                                     ----------   ----------   ----------   ---------

Net change in contract owners' equity ............    1,873,490   (1,106,864)  (1,600,292)   (691,493)
Contract owners' equity beginning
   of period .....................................    5,757,577    6,864,441    1,600,292   2,291,785
                                                     ----------   ----------   ----------   ---------
Contract owners' equity end of period ............   $7,631,067    5,757,577           --   1,600,292
                                                     ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ...............................      313,582      327,117      285,304     297,754
                                                     ----------   ----------   ----------   ---------
   Units purchased ...............................       44,706       38,978      102,641      50,067
   Units redeemed ................................      (58,229)     (52,513)    (387,945)    (62,517)
                                                     ----------   ----------   ----------   ---------
   Ending units ..................................      300,059      313,582           --     285,304
                                                     ==========   ==========   ==========   =========

                                                         TurnGVITGro             VEWrldBd
                                                     -------------------   ---------------------
                                                       2003       2002        2003        2002
                                                     --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................     (3,394)    (1,483)     47,832     (26,814)
   Realized gain (loss) on investments ...........    106,095   (118,319)    529,474     493,528
   Change in unrealized gain (loss)
      on investments .............................     99,325    (25,065)    135,636     184,996
   Reinvested capital gains ......................         --         --          --          --
                                                     --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    202,026   (144,867)    712,942     651,710
                                                     --------   --------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................     32,050     26,059     441,801     260,531
   Transfers between funds .......................    437,266    112,664    (331,784)  1,799,806
   Surrenders (note 6) ...........................   (179,355)    (1,211)   (457,882)   (190,817)
   Death benefits (note 4) .......................         --         --      (8,634)     (3,389)
   Net policy repayments (loans) (note 5) ........    (16,437)       104      (8,665)     (6,834)
   Deductions for surrender charges (note 2d) ....     (8,290)       (67)    (21,164)    (10,493)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................    (26,827)    12,255    (256,955)   (142,406)
   Asset charges (note 3):
      MSP contracts ..............................       (220)      (133)     (2,331)     (1,498)
      LSFP contracts .............................       (548)       (12)     (1,849)     (1,111)
                                                     --------   --------   ---------   ---------
         Net equity transactions .................    237,639    149,659    (647,463)  1,703,789
                                                     --------   --------   ---------   ---------

Net change in contract owners' equity ............    439,665      4,792      65,479   2,355,499
Contract owners' equity beginning
   of period .....................................    208,618    203,826   4,601,070   2,245,571
                                                     --------   --------   ---------   ---------
Contract owners' equity end of period ............    648,283    208,618   4,666,549   4,601,070
                                                     ========   ========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................     96,110     53,240     291,343     170,193
                                                     --------   --------   ---------   ---------
   Units purchased ...............................    127,213     50,752      44,705     147,907
   Units redeemed ................................    (24,354)    (7,882)    (87,714)    (26,757)
                                                     --------   --------   ---------   ---------
   Ending units ..................................    198,969     96,110     248,334     291,343
                                                     ========   ========   =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                           VEWrldEMkt               VEWrldHAs
                                                     ----------------------   ---------------------
                                                        2003         2002        2003        2002
                                                     ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ..................   $  (23,710)    (23,485)    (12,004)     (3,098)
   Realized gain (loss) on investments ...........      764,615    (383,086)    688,621    (399,785)
   Change in unrealized gain (loss)
      on investments .............................    1,136,659     111,183     856,699     176,398
   Reinvested capital gains ......................           --          --          --          --
                                                     ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................    1,877,564    (295,388)  1,533,316    (226,485)
                                                     ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      609,752     704,499     484,564     513,130
   Transfers between funds .......................     (129,198)    622,118    (743,244)  1,395,942
   Surrenders (note 6) ...........................     (426,215)   (564,961)   (263,804)   (230,792)
   Death benefits (note 4) .......................      (17,744)     (5,788)     (2,937)     (7,889)
   Net policy repayments (loans) (note 5) ........      103,055         490     (22,204)    (51,043)
   Deductions for surrender charges (note 2d) ....      (19,700)    (31,066)    (12,193)    (12,691)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (227,107)   (229,103)   (225,207)   (210,529)
   Asset charges (note 3):
      MSP contracts ..............................       (2,156)     (2,796)     (2,233)     (1,932)
      LSFP contracts .............................       (3,500)     (3,167)       (886)       (892)
                                                     ----------   ---------   ---------   ---------
         Net equity transactions .................     (112,813)    490,226    (788,144)  1,393,304
                                                     ----------   ---------   ---------   ---------

Net change in contract owners' equity ............    1,764,751     194,838     745,172   1,166,819
Contract owners' equity beginning
   of period .....................................    3,809,216   3,614,378   4,465,156   3,298,337
                                                     ----------   ---------   ---------   ---------
Contract owners' equity end of period ............   $5,573,967   3,809,216   5,210,328   4,465,156
                                                     ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................      609,125     558,293     345,490     247,470
                                                     ----------   ---------   ---------   ---------
   Units purchased ...............................      151,286     130,293      60,677     136,375
   Units redeemed ................................     (177,633)    (79,461)   (117,467)    (38,355)
                                                     ----------   ---------   ---------   ---------
   Ending units ..................................      582,778     609,125     288,700     345,490
                                                     ==========   =========   =========   =========

                                                        VKoreFI             VKEmMkt
                                                     -------------   ---------------------
                                                      2003    2002      2003        2002
                                                     ------   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ..................      (54)    --     (14,792)     85,212
   Realized gain (loss) on investments ...........       80     --     316,470     (10,342)
   Change in unrealized gain (loss)
      on investments .............................      414     --     218,451      14,386
   Reinvested capital gains ......................       --     --          --          --
                                                     ------    ---   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ..............................      440     --     520,129      89,256
                                                     ------    ---   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...................      529     --     344,106     107,703
   Transfers between funds .......................   29,850     --     747,030     186,450
   Surrenders (note 6) ...........................       --     --    (100,572)    (77,281)
   Death benefits (note 4) .......................       --     --          --      (1,815)
   Net policy repayments (loans) (note 5) ........       --     --      10,322     (44,874)
   Deductions for surrender charges (note 2d) ....       --     --      (4,649)     (4,250)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..........................     (208)    --    (118,726)    (59,348)
   Asset charges (note 3):
      MSP contracts ..............................       --     --      (1,481)       (924)
      LSFP contracts .............................       --     --      (3,217)     (2,406)
                                                     ------    ---   ---------   ---------
         Net equity transactions .................   30,171     --     872,813     103,255
                                                     ------    ---   ---------   ---------

Net change in contract owners' equity ............   30,611     --   1,392,942     192,511
Contract owners' equity beginning
   of period .....................................       --     --   1,468,419   1,275,908
                                                     ------    ---   ---------   ---------
Contract owners' equity end of period ............   30,611     --   2,861,361   1,468,419
                                                     ======    ===   =========   =========

CHANGES IN UNITS:
   Beginning units ...............................       --     --     123,689     116,821
                                                     ------    ---   ---------   ---------
   Units purchased ...............................    3,028     --      83,477      27,043
   Units redeemed ................................      (21)    --     (16,255)    (20,175)
                                                     ------    ---   ---------   ---------
   Ending units ..................................    3,007     --     190,911     123,689
                                                     ======    ===   =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                              VKUSRealEst
                                                        -----------------------
                                                            2003         2002
                                                        -----------   ---------
Investment activity:
   Net investment income (loss) .....................   $   (81,334)    228,325
   Realized gain (loss) on investments ..............       150,623      66,434
   Change in unrealized gain (loss)
      on investments ................................     3,325,139    (813,789)
   Reinvested capital gains .........................            --     229,276
                                                        -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .................................     3,394,428    (289,754)
                                                        -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ......................       963,507     862,806
   Transfers between funds ..........................       313,407   1,889,578
   Surrenders (note 6) ..............................      (669,155)   (978,184)
   Death benefits (note 4) ..........................       (27,635)    (13,953)
   Net policy repayments (loans) (note 5) ...........        25,738     (57,356)
   Deductions for surrender charges (note 2d) .......       (30,929)    (53,788)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .............................      (591,816)   (550,761)
   Asset charges (note 3):
      MSP contracts .................................        (5,098)     (5,293)
      LSFP contracts ................................        (4,899)     (4,505)
                                                        -----------   ---------
         Net equity transactions ....................       (26,880)  1,088,544
                                                        -----------   ---------

Net change in contract owners' equity ...............     3,367,548     798,790
Contract owners' equity beginning
   of period ........................................     9,666,432   8,867,642
                                                        -----------   ---------
Contract owners' equity end of period ...............   $13,033,980   9,666,432
                                                        ===========   =========

CHANGES IN UNITS:
   Beginning units ..................................       469,840     425,269
                                                        -----------   ---------
   Units purchased ..................................        77,792     123,559
   Units redeemed ...................................       (83,771)    (78,988)
                                                        -----------   ---------
   Ending units .....................................       463,861     469,840
                                                        ===========   =========
See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)  The Contracts

          Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Funds of the AIM Variable Insurance Fund (AIMVIF);
                    AIM VIF - AIM V.I. Capital Appreciation Fund - Series I (AIMCapAp)
                    AIM VIF Basic Value Fund - Series I (AIMBVF)
                    AIM VIF Capital Development Fund - Series I (AIMCDF)
               Alliance Bernstein VPS Small Cap Value Portfolio - Class A (AllSmCpVal)
               Alliance VPS Growth & Income Portfolio - Class A (AllGroInc) Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
                    American Century VP Income & Growth Fund - Class I
                    (ACVPIncGr)
                    American Century VP Inflation Protection Fund - Class II (ACVPInfPr)
                    American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund -Class I (ACVPUltra)
                    American Century VP Value Fund - Class I (ACVPVal)
               Comstock GVIT Value Fund - Class I (ComGVITVal)
               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
                    Credit Suisse Trust- International Focus Portfolio (CSIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
               Portfolios of the Dreyfus GVIT;
                    Dreyfus GVIT International Value Fund - Class I (DryIntVal) Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                   *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DrySRGro)
               Dreyfus Stock Index Fund (DryStkIx)
               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
                    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryDevLeadI)
                    Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
               Portfolios of Federated Insurance Series;
                    Federated American Leaders Fund II - Primary Shares (FedAmLdII)
                    Federated Capital Appreciation Fund II - Primary Shares (FedCpApII)
                    Federated GVIT High Income Bond Fund -Class I (FGVITHiInc) Federated Quality Bond Fund II - Primary Shares (FedQualBd)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);
                    Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                    Fidelity(R) VIP -Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
                    Fidelity(R)VIP -Overseas Portfolio: Initial Class (FidVIPOv)
               Portfolios of the Fidelity(R)Variable Insurance Products (Fidelity(R)VIP II);
                    Fidelity(R) VIP II -Asset Manager Portfolio: Initial Class (FidVIPAM)
                    Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
                    Fidelity(R) VIP II - Investment Grade Bond Portfolio:
                    Service Class (FidVIPInvGrB)
               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP III);
                    Fidelity(R) VIP III - Growth Opportunities Portfolio:
                    Initial Class (FidVIPGrOp)
                    Fidelity(R) VIP III - Mid Cap Portfolio: Service Class (FidVIPMCap)
                    Fidelity(R) VIP III -Value Strategies Portfolio: Service Class (FidVIPValStS)
               Funds of the Franklin Templeton Variable Insurance Products (Franklin Templeton VIP);
                    Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FTVIPFRDiv)
                    Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
                    Franklin Templeton VIPT -Templeton Foreign Securities Fund - Class I (FTVIPFS)
               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT ID (Investor Destinations) Aggressive Fund (GVITIDAgg)
                    Gartmore GVIT ID (Investor Destinations) Conservative Fund (GVITIDCon)
                    Gartmore GVIT ID (Investor Destinations) Moderate Fund (GVITIDMod)
                    Gartmore GVIT ID (Investor Destinations) Moderately Aggressive Fund (GVITIDModAgg)
                    Gartmore GVIT ID (Investor Destinations) Moderately Conservative Fund (GVITIDModCon)
                    Gartmore GVIT International Growth Fund -Class I
                    (GVITIntGro)
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
                    Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRsLgCpCr)
               MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
               MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
               MFS VIT - MFS Value Series - Initial Class (MFSVITValIn) Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Fasciano Portfolio (NBAMTFas) Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                    Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio (NBAMTSocRe)

               Funds of the Oppenheimer Variable Account Funds;
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
                    Oppenheimer Bond Fund/VA- Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer High Income Fund/VA- Initial Class (OppHiIncInt) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class (OppMSGrInc)
                    Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class (OppMaStSmCpI)
                    Oppenheimer Multiple Strategies Fund/VA- Initial Class (OppMultStr)
               Funds of the Putnam Variable Trust (Putnam VT);
                    Putnam VT Growth & Income Fund - IB Shares (PUTVTGrIncIB) Putnam VT International Equity Fund - IB Shares (PUTVTIntlEqIB)
                    Putnam VT Voyager Fund - IB Shares (PUTVTVoyIB)
               Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
               Strong Opportunity Fund II, Inc. (StOpp2)
               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                    Strong VIF - Strong Discovery Fund II (StDisc2)
                    Strong VIF - Strong International Stock Fund II (StIntStk2)
               Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);
                    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premiums

          For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter. The sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                  Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                  Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
                  Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 for the underwriting component of the increase charge and $0.54 per year per $1,000 for the sales component of the increase charge applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of 0.03% multiplied by the policy's cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.65% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 (not to exceed $0.04) per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% in the ninth year for flexible premium contracts and after the ninth year for multiple payment contracts. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  Asset Charges

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

     For modified single premium contracts (MSP), the Company deducts an annual rate of 0.90% charged against the cash value of the contracts in the variable account. This charge is assessed monthly against each contract by liquidating units.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of 0.50% if the cash value of the contract is greater than $25,000 and is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to 0.30%.

The following table provides mortality and expense risk charges taken daily from the unit value calculation by contract type for the period ended December 31, 2003.

                                            Total     AIMCapAp   AIMBVF   AIMCDF   AllSmCpVal
                                         ----------   --------   ------   ------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    5,805       --        --       --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      940,273       --        --       --         --
Multiple Payment and Flexible
   Premium contracts .................    4,951,585      235       350      105        305
                                         ----------      ---       ---      ---        ---
      Total ..........................   $5,897,663      235       350      105        305
                                         ==========      ===       ===      ===        ===

                                         AllGroInc   ACVPBal   ACVPCapAp   ACVPIncGr   ACVPInfPr
                                         ---------   -------   ---------   ---------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $ --           --        337          --        --
Single Premium contracts issued
   on or after April 16, 1990 ........       --        8,622     16,345       2,474        --
Multiple Payment and Flexible
   Premium contracts .................      424       30,601     75,662      20,097       282
                                           ----       ------     ------      ------       ---
      Total ..........................     $424       39,223     92,344      22,571       282
                                           ====       ======     ======      ======       ===

                                         ACVPInt   ACVPUltra   ACVPVal   ComGVITVal   CSGPVen
                                         -------   ---------   -------   ----------   -------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $     1        --          --        --          --
Single Premium contracts issued
   on or after April 16, 1990 ........     9,440       161      20,762        --         857
Multiple Payment and Flexible
   Premium contracts .................    65,952     1,922      63,144       344       4,620
                                         -------     -----      ------       ---       -----
      Total ..........................   $75,393     2,083      83,906       344       5,477
                                         =======     =====      ======       ===       =====

                                         CSIntEq   CSSmCapGr   DryIntVal   DryMidCapIx   DrySmCapIxS
                                         -------   ---------   ---------   -----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    --         88        --              1           --
Single Premium contracts issued
   on or after April 16, 1990 ........     5,051      8,740        --          7,914        1,301
Multiple Payment and Flexible
   Premium contracts .................    32,389     80,704       311         29,132        1,922
                                         -------     ------       ---         ------        -----
      Total ..........................   $37,440     89,532       311         37,047        3,223
                                         =======     ======       ===         ======        =====

                                         DrySRGro   DryStkIx   DryVIFApp   DryDevLeadI   DryVIFGrInc
                                         --------   --------   ---------   -----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    --        124         --         --              --
Single Premium contracts issued
   on or after April 16, 1990 ........      2,880     49,314     10,464         --           2,233
Multiple Payment and Flexible
   Premium contracts .................     64,385    441,716     33,174        221          12,413
                                          -------    -------     ------        ---          ------
      Total ..........................    $67,265    491,154     43,638        221          14,646
                                          =======    =======     ======        ===          ======

                                         FedAmLdII   FedCpApII   FGVITHiInc   FedQualBd   FidVIPEI
                                         ---------   ---------   ----------   ---------   --------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $--           --           --            --         558
Single Premium contracts issued
   on or after April 16, 1990 ........      --           --           --         1,979      96,177
Multiple Payment and Flexible
   Premium contracts .................      11           12          394        11,580     392,840
                                           ---          ---          ---        ------     -------
      Total ..........................     $11           12          394        13,559     489,575
                                           ===          ===          ===        ======     =======

                                         FidVIPGr   FidVIPHI   FidVIPOv   FidVIPAM   FidVIPCon
                                         --------   --------   --------   --------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $    631        411        221        158          --
Single Premium contracts issued
   on or after April 16, 1990 ........     90,837     41,517     20,969     53,351      50,271
Multiple Payment and Flexible
   Premium contracts .................    554,824    135,683     85,638    140,447     306,058
                                         --------    -------    -------    -------     -------
      Total ..........................   $646,292    177,611    106,828    193,956     356,329
                                         ========    =======    =======    =======     =======

                                         FidVIPInvGrB   FidVIPGrOp   FidVIPMCap   FidVIPValStS   FTVIPFRDiv
                                         ------------   ----------   ----------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........       $ --             50           --           145            --
Single Premium contracts issued
   on or after April 16, 1990 ........         --          1,777           --         2,935            --
Multiple Payment and Flexible
   Premium contracts .................        467         23,238        1,105         4,619         1,402
                                             ----         ------        -----         -----         -----
      Total ..........................       $467         25,065        1,105         7,699         1,402
                                             ====         ======        =====         =====         =====

                                         FTVIPSmCpVal   FTVIPFS   GVITEmMrkts   GVITGlFin   GVITGlHlth
                                         ------------   -------   -----------   ---------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........       $ --          --           89           --           --
Single Premium contracts issued
   on or after April 16, 1990 ........         --          --        1,348          486        4,276
Multiple Payment and Flexible
   Premium contracts .................        357         726        3,377          941        1,694
                                             ----         ---        -----        -----        -----
      Total ..........................       $357         726        4,814        1,427        5,970
                                             ====         ===        =====        =====        =====

                                         GVITGlTech   GVITGlUtl   GVITGvtBd   GVITGrowth   GVITIDAgg
                                         ----------   ---------   ---------   ----------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $  229         --           180           --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      1,079        590        53,444        4,854         --
Multiple Payment and Flexible
   Premium contracts .................      4,387        330       106,097      105,839      2,234
                                           ------        ---       -------      -------      -----
      Total ..........................     $5,695        920       159,721      110,693      2,234
                                           ======        ===       =======      =======      =====

                                         GVITIDCon    GVITIDMod   GVITIDModAgg   GVITIDModCon   GVITIntGro
                                         ---------    ---------   ------------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $   --           --           --             --           --
Single Premium contracts issued
   on or after April 16, 1990 ........         71        1,124           --            133          157
Multiple Payment and Flexible
   Premium contracts .................      2,713        9,272        9,434          3,241          281
                                           ------       ------        -----          -----          ---
      Total ..........................     $2,784       10,396        9,434          3,374          438
                                           ======       ======        =====          =====          ===

                                         GVITMyMkt   GVITLead   GVITSmCapGr   GVITSmCapVal   GVITSmComp
                                         ---------   --------   -----------   ------------   ----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    597       --            1            118             81
Single Premium contracts issued
   on or after April 16, 1990 ........     103,598      105        1,477         18,519         10,549
Multiple Payment and Flexible
   Premium contracts .................     211,026      565        8,514         59,935        151,924
                                          --------      ---        -----         ------        -------
      Total ..........................    $315,221      670        9,992         78,572        162,554
                                          ========      ===        =====         ======        =======

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                         GVITTotRt   GVITUSGro   JanBal   JanCapAp   JanGITech
                                         ---------   ---------   ------   --------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $     93        --       --          --         --
Single Premium contracts issued
   on or after April 16, 1990 ........      25,102     1,158       --         907      1,300
Multiple Payment and Flexible
   Premium contracts .................     467,599     2,936       41      16,146      6,886
                                          --------     -----      ---      ------      -----
      Total ..........................    $492,794     4,094       41      17,053      8,186
                                          ========     =====      ===      ======      =====

                                         JanIntGro   JanRsLgCpCr   MGVITMultiSec   MFSVITInvGrwI   MFSVITValIn
                                         ---------   -----------   -------------   -------------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    --         --               --           --             --
Single Premium contracts issued
   on or after April 16, 1990 ........      3,561         --            1,957           --             --
Multiple Payment and Flexible
   Premium contracts .................      8,329         14            8,939           68             74
                                          -------        ---           ------          ---            ---
      Total ..........................    $11,890         14           10,896           68             74
                                          =======        ===           ======          ===            ===

                                         NBAMTBal   NBAMTFas   NBAMTGro   NBAMTGuard   NBAMTLMat
                                         --------   --------   --------   ----------   ---------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $ --        --           319       --            171
Single Premium contracts issued
   on or after April 16, 1990 ........       --        --        15,912      856         17,619
Multiple Payment and Flexible
   Premium contracts .................      425        42        97,016   11,222         32,370
                                           ----       ---       -------   ------         ------
      Total ..........................     $425        42       113,247   12,078         50,160
                                           ====       ===       =======   ======         ======

                                         NBAMTMCGr   NBAMTPart   NBAMTSocRe   OppAggGro   OppBdFd
                                         ---------   ---------   ----------   ---------   -------
Single Premium contracts issued
   prior to April 16, 1990 ...........      $ --          --          --            --         --
Single Premium contracts issued
   on or after April 16, 1990 ........        --       10,519         --         1,226     16,597
Multiple Payment and Flexible
   Premium contracts .................       601      115,144        106        10,660     84,141
                                            ----      -------        ---        ------    -------
      Total ..........................      $601      125,663        106        11,886    100,738
                                            ====      =======        ===        ======    =======

                                         OppCapAp   OppGlSec   OppHiIncInt   OppMSGrInc   OppMaStSmCpI
                                         --------   --------   -----------   ----------   ------------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $    94         --        --             --           --
Single Premium contracts issued
   on or after April 16, 1990 ........     13,835     20,632        --          1,470           --
Multiple Payment and Flexible
   Premium contracts .................     83,609    180,513       475          7,000          584
                                          -------    -------       ---          -----          ---
      Total ..........................    $97,538    201,145       475          8,470          584
                                          =======    =======       ===          =====          ===

                                         OppMultStr   PUTVTGrIncIB   PUTVTIntlEqIB   PUTVTVoyIB   SGVITMdCpGr
                                         ----------   ------------   -------------   ----------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........    $     --          --             --            --              --
Single Premium contracts issued
   on or after April 16, 1990 ........      20,608          --             --            --           1,618
Multiple Payment and Flexible
   Premium contracts .................      82,782          40            131            36          14,702
                                          --------         ---            ---           ---          ------
      Total ..........................    $103,390          40            131            36          16,320
                                          ========         ===            ===           ===          ======

                                          StOpp2    StDisc2   StIntStk2   TurnGVITGro   VEWrldBd
                                         --------   -------   ---------   -----------   --------
Single Premium contracts issued
   prior to April 16, 1990 ...........   $     75        --        --          138          482
Single Premium contracts issued
   on or after April 16, 1990 ........     30,569     6,480       279          775       10,116
Multiple Payment and Flexible
   Premium contracts .................    212,981    45,208     1,271        2,481       28,377
                                         --------    ------     -----        -----       ------
      Total ..........................   $243,625    51,688     1,550        3,394       38,975
                                         ========    ======     =====        =====       ======

                                         VEWrldEMkt   VEWrldHAs   VKoreFI   VKEmMkt   VKUSRealEst
                                         ----------   ---------   -------   -------   -----------
Single Premium contracts issued
   prior to April 16, 1990 ...........     $   127          39       --         205          42
Single Premium contracts issued
   on or after April 16, 1990 ........       2,736       9,144       --       2,990      14,126
Multiple Payment and Flexible
   Premium contracts .................      25,465      22,739       54      11,597      67,166
                                           -------      ------      ---      ------      ------
      Total ..........................     $28,328      31,922       54      14,792      81,334
                                           =======      ======      ===      ======      ======

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $28,008,881 and $23,397,486, respectively, and total loans and exchanges from the Account to the fixed account were $28,642,868 and $42,106,553, respectively. (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Modified Single Premium contracts and Last Survivor Flexible  Premium contracts

        AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
           2003 ..........................     0.00%         78   $12.393708     $      967        0.00%        23.94% 5/1/03

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.00%      1,146    13.067831         14,976        0.11%        30.68% 5/1/03

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.00%        286    13.009212          3,721        0.00%        30.09% 5/1/03

        Alliance Bernstein VPS Small Cap Value Portfolio - Class A
           2003 ..........................     0.00%      3,645    13.796395         50,288        0.02%        37.96% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.00%     10,465    12.441750        130,203        0.00%        24.42% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.00%     39,618    16.364159        648,315        2.53%        19.46%
           2002 ..........................     0.00%     41,666    13.698528        570,763        2.63%        -9.56%
           2001 ..........................     0.00%     46,974    15.146118        711,474        2.81%        -3.54%
           2000 ..........................     0.00%     46,479    15.701900        729,809        2.45%        -2.65%
           1999 ..........................     0.00%     47,439    16.129489        765,167        1.78%        10.06%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.00%     78,088    10.573426        825,658        0.00%        20.47%
           2002 ..........................     0.00%     84,319     8.776539        740,029        0.00%       -21.20%
           2001 ..........................     0.00%    113,954    11.137742      1,269,190        0.00%       -28.07%
           2000 ..........................     0.00%    136,380    15.483078      2,111,582        0.00%         9.03%
           1999 ..........................     0.00%     67,671    14.200282        960,947        0.00%        64.52%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.00%     57,191    11.011963        629,785        1.30%        29.35%
           2002 ..........................     0.00%     52,727     8.513147        448,873        1.10%       -19.37%
           2001 ..........................     0.00%     53,217    10.558315        561,882        0.81%        -8.35%
           2000 ..........................     0.00%     51,494    11.520561        593,240        0.55%       -10.62%
           1999 ..........................     0.00%     90,023    12.888778      1,160,286        0.02%        18.02%

        American Century VP Inflation Protection Fund - Class II
           2003 ..........................     0.00%        739    10.324182          7,630        1.88%         3.24% 4/30/03

        American Century VP International Fund - Class I
           2003 ..........................     0.00%     93,653    14.542846      1,361,981        0.75%        24.51%
           2002 ..........................     0.00%    108,743    11.680067      1,270,126        0.79%       -20.37%
           2001 ..........................     0.00%    111,542    14.668200      1,636,120        0.09%       -29.17%
           2000 ..........................     0.00%    143,626    20.710054      2,974,502        0.14%       -16.83%
           1999 .........................      0.00%    120,278    24.899615      2,994,876        0.00%        64.04%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.00%      8,464    10.039885         84,978        0.00%        24.90%
           2002 ..........................     0.00%      2,062     8.038471         16,575        0.46%       -19.62% 5/1/02

        American Century VP Value Fund - Class I
           2003 ..........................     0.00%     94,777    19.965823      1,892,301        1.09%        28.96%
           2002 ..........................     0.00%    105,282    15.482416      1,630,020        0.90%       -12.62%
           2001 ..........................     0.00%     98,909    17.718442      1,752,513        0.95%        12.82%
           2000 ..........................     0.00%     53,790    15.704757        844,759        0.73%        18.14%
           1999 ..........................     0.00%     42,323    13.293167        562,607        0.93%        -0.85%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.00%         75    12.672281            950        1.52%        26.72% 5/1/03


                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.00%     11,132   $11.285456     $   125,630       0.00%        47.66%
           2002 ..........................     0.00%     11,260     7.643060          86,061       0.00%       -34.16%
           2001 ..........................     0.00%     12,080    11.607891         140,223       0.00%       -28.63%
           2000 ..........................     0.00%     19,402    16.265390         315,581       0.00%       -18.94%
           1999 ..........................     0.00%     14,680    20.065541         294,562       0.00%        63.50%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.00%    111,879     9.637324       1,078,214       0.49%        33.09%
           2002 ..........................     0.00%    115,124     7.241185         833,634       0.00%       -19.90%
           2001 ..........................     0.00%    120,573     9.040640       1,090,057       0.00%       -22.27%
           2000 ..........................     0.00%    119,996    11.631433       1,395,725       0.45%       -25.90%
           1999 ..........................     0.00%    142,042    15.696053       2,229,499       0.93%        53.43%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ..........................     0.00%    136,928    12.647723       1,731,827       0.00%        48.55%
           2002 ..........................     0.00%    132,124     8.514305       1,124,944       0.00%       -33.69%
           2001 ..........................     0.00%    185,522    12.840185       2,382,137       0.00%       -16.01%
           2000 ..........................     0.00%    212,377    15.287247       3,246,660       0.00%       -18.11%
           1999 ..........................     0.00%    154,684    18.668523       2,887,722       0.00%        69.08%

        Dreyfus GVIT International Value Fund - Class I
           2003 ..........................     0.00%      3,602    13.838062          49,845       0.00%        38.38% 5/1/03

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.00%     87,632    11.837744       1,037,365       0.49%        34.65%
           2002 ..........................     0.00%     57,522     8.791459         505,702       0.42%       -15.30%
           2001 ..........................     0.00%     37,983    10.379883         394,259       0.54%        -1.30%
           2000 ..........................     0.00%     15,903    10.517026         167,252       0.56%         5.17% 5/1/00

        Dreyfus IP - European Equity Portfolio
           2001 ..........................     0.00%        133     6.722485             894       0.84%       -28.13%
           2000 ..........................     0.00%      2,553     9.353456          23,879       0.42%        -9.65%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.00%     38,496    10.574853         407,090       0.33%        37.78%
           2002 ..........................     0.00%      4,411     7.675242          33,855       0.27%       -23.25% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2003 ..........................     0.00%     50,706    14.903772         755,711       0.11%        26.00%
           2002 ..........................     0.00%     57,964    11.828136         685,606       0.21%       -28.94%
           2001 ..........................     0.00%     72,096    16.646416       1,200,140       0.06%       -22.57%
           2000 ..........................     0.00%     87,987    21.499776       1,891,701       0.81%       -11.03%
           1999 ..........................     0.00%     72,077    24.166067       1,741,818       0.02%        30.08%

        Dreyfus Stock Index Fund
           2003 ..........................     0.00%    632,333    18.706070      11,828,465       1.51%        28.36%
           2002 ..........................     0.00%    584,757    14.572787       8,521,539       1.31%       -22.36%
           2001 ..........................     0.00%    599,693    18.770165      11,256,337       1.06%       -12.18%
           2000 ..........................     0.00%    591,538    21.373424      12,643,192       0.96%        -9.28%
           1999 ..........................     0.00%    619,532    23.560156      14,596,271       1.11%        20.60%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ..........................     0.00%     77,680    13.532029       1,051,168       1.40%        21.17%
           2002 ..........................     0.00%     76,442    11.167894         853,696       1.14%       -16.71%
           2001 ..........................     0.00%     81,387    13.409044       1,091,322       0.84%        -9.31%
           2000 ..........................     0.00%     68,662    14.785375       1,015,193       0.63%        -0.65%
           1999 ..........................     0.00%     54,118    14.882433         805,408       0.70%        11.46%

        Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
           2003 ..........................     0.00%      4,756    12.900917          61,357       0.08%        29.01% 5/1/03

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2003 ..........................     0.00%     36,562    12.991038         474,978       0.84%        26.57%
           2002 ..........................     0.00%     42,290    10.263905         434,061       0.60%       -25.33%
           2001 ..........................     0.00%     42,969    13.745232         590,619       0.50%        -5.85%
           2000 ..........................     0.00%     50,580    14.598583         738,396       0.61%        -3.78%
           1999 ..........................     0.00%     42,510    15.172345         644,976       0.65%        16.88%

        Federated GVIT High Income Bond Fund - Class I
           2003 ..........................     0.00%      5,828    11.119017          64,802       9.25%        11.19% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Federated Quality Bond Fund II - Primary Shares
           2003 ..........................     0.00%     11,878   $11.283621     $   134,027        3.93%        4.65%
           2002 ..........................     0.00%     11,620    10.782678         125,295        0.00%        7.83% 5/1/02

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2003 ..........................     0.00%    409,083    18.300351       7,486,362        1.80%       30.33%
           2002 ..........................     0.00%    407,426    14.041601       5,720,913        1.77%      -16.95%
           2001 ..........................     0.00%    431,008    16.906669       7,286,910        1.70%       -4.96%
           2000 ..........................     0.00%    410,082    17.788146       7,294,598        1.65%        8.42%
           1999 ..........................     0.00%    442,948    16.406894       7,267,401        1.45%        6.33%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2003 ..........................     0.00%    393,063    16.832769       6,616,339        0.27%       32.85%
           2002 ..........................     0.00%    408,322    12.670716       5,173,732        0.25%      -30.10%
           2001 ..........................     0.00%    464,650    18.128151       8,423,245        0.08%      -17.65%
           2000 ..........................     0.00%    494,090    22.013206      10,876,505        0.12%      -10.98%
           1999 ..........................     0.00%    462,592    24.728511      11,439,211        0.15%       37.44%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2003 ..........................     0.00%    277,638    11.879372       3,298,165        5.94%       27.26%
           2002 ..........................     0.00%    277,242     9.334381       2,587,882        9.29%        3.44%
           2001 ..........................     0.00%    268,872     9.023656       2,426,208       13.67%      -11.73%
           2000 ..........................     0.00%    251,453    10.222956       2,570,593        7.66%      -22.47%
           1999 ..........................     0.00%    301,341    13.186454       3,973,619        9.63%        8.15%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2003 ..........................     0.00%    104,335    13.948630       1,455,330        0.83%       43.37%
           2002 ..........................     0.00%    100,989     9.729244         982,547        0.83%      -20.28%
           2001 ..........................     0.00%    100,976    12.204145       1,232,326        5.37%      -21.17%
           2000 ..........................     0.00%    109,074    15.480896       1,688,563        1.56%      -19.11%
           1999 ..........................     0.00%    121,065    19.137888       2,316,928        1.25%       42.63%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2003 ..........................     0.00%     78,858    16.863587       1,329,829        3.62%       17.97%
           2002 ..........................     0.00%     87,642    14.294216       1,252,774        3.98%       -8.73%
           2001 ..........................     0.00%     97,209    15.661062       1,522,396        4.21%       -4.09%
           2000 ..........................     0.00%     97,054    16.328861       1,584,781        3.30%       -3.93%
           1999 ..........................     0.00%     98,987    16.996678       1,682,450        3.18%       11.09%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2003 ..........................     0.00%    271,532    21.523942       5,844,439        0.46%       28.46%
           2002 ..........................     0.00%    278,231    16.754926       4,661,740        0.85%       -9.35%
           2001 ..........................     0.00%    310,919    18.482808       5,746,656        0.78%      -12.24%
           2000 ..........................     0.00%    339,730    21.061590       7,155,254        0.36%       -6.62%
           1999 ..........................     0.00%    334,798    22.555449       7,551,519        0.43%       24.25%

        Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
           2003 ..........................     0.00%        998    10.217718          10,197        0.00%        2.18% 5/1/03

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class

           2003 ..........................     0.00%     60,543    10.295709         623,333        0.74%       29.87%
           2002 ..........................     0.00%     51,868     7.927585         411,188        1.07%      -21.84%
           2001 ..........................     0.00%     59,212    10.143319         600,606        0.38%      -14.42%
           2000 ..........................     0.00%     67,837    11.852480         804,037        1.30%      -17.07%
           1999 ..........................     0.00%     67,209    14.291602         960,524        0.94%        4.27%

        Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
           2003 ..........................     0.00%      9,873    14.085331         139,064        0.00%       40.85% 5/1/03

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2003 ..........................     0.00%     26,162    11.849148         309,997        0.00%       57.79%
           2002 ..........................     0.00%        843     7.509507           6,331        0.00%      -24.90% 5/1/02

        Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
           2003 ..........................     0.00%     15,727    12.306508         193,544        0.20%       23.07% 5/1/03

        Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
           2003 ..........................     0.00%      2,401    13.357313          32,071        0.12%       33.57% 5/1/03

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income      Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
           2003 ..........................     0.00%      4,015   $13.269107     $   53,275        0.79%        32.69% 5/1/03
        Gartmore GVIT Emerging Markets Fund - Class I
           2003 ..........................     0.00%     19,194    11.573140        222,135        0.66%        65.26%
           2002 ..........................     0.00%      7,501     7.002885         52,529        0.17%       -15.23%
           2001 ..........................     0.00%     27,272     8.260926        225,292        0.52%        -5.18%
        Gartmore GVIT Global Financial Services Fund - Class I
           2003 ..........................     0.00%      1,548    12.255125         18,971        0.88%        41.45%
           2002 ..........................     0.00%        289     8.663891          2,504        0.08%       -13.36% 5/1/02
        Gartmore GVIT Global Health Sciences Fund - Class I
           2003 ..........................     0.00%      7,254    11.400451         82,699        0.00%        36.69%
           2002 ..........................     0.00%      1,753     8.340128         14,620        0.00%       -16.60% 5/1/02
        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ..........................     0.00%     27,880     3.061527         85,355        0.00%        55.23%
           2002 ..........................     0.00%     11,606     1.972253         22,890        0.59%       -42.78%
           2001 ..........................     0.00%      2,536     3.446837          8,741        0.00%       -42.72%
           2000 ..........................     0.00%      2,596     6.017639         15,622        0.00%       -39.82% 10/2/00
        Gartmore GVIT Global Utilities Fund - Class I
           2003 ..........................     0.00%      3,190    10.772327         34,364        0.70%        24.05%
           2002 ..........................     0.00%        250     8.683837          2,171        0.54%       -13.16% 5/1/02
        Gartmore GVIT Government Bond Fund - Class I
           2003 ..........................     0.00%    141,781    17.018937      2,412,962        3.14%         2.00%
           2002 ..........................     0.00%    215,754    16.685161      3,599,890        4.42%        10.98%
           2001 ..........................     0.00%    192,314    15.033937      2,891,237        5.12%         7.25%
           2000 ..........................     0.00%    147,694    14.017108      2,070,243        5.25%        12.54%
           1999 ..........................     0.00%    146,891    12.455412      1,829,588        5.74%        -2.35%
        Gartmore GVIT Growth Fund - Class I
           2003 ..........................     0.00%    161,969    10.571536      1,712,261        0.02%        32.74%
           2002 ..........................     0.00%    160,573     7.964177      1,278,832        0.00%       -28.72%
           2001 ..........................     0.00%    169,484    11.173143      1,893,669        0.00%       -28.13%
           2000 ..........................     0.00%    202,780    15.547089      3,152,639        0.18%       -26.53%
           1999 ..........................     0.00%    234,699    21.161942      4,966,687        0.66%         4.28%
        Gartmore GVIT ID Aggressive Fund
           2003 ..........................     0.00%         86    10.986753            945        1.41%        31.87%
        Gartmore GVIT ID Conservative Fund
           2003 ..........................     0.00%      4,630    10.845040         50,213        2.37%         7.91%
           2002 ..........................     0.00%     10,505    10.050418        105,580        2.80%         0.50% 1/25/02
        Gartmore GVIT ID Moderate Fund
           2003 ..........................     0.00%     26,164    10.972970        287,097        2.06%        20.05%
           2002 ..........................     0.00%     14,854     9.140249        135,769        1.72%        -8.60% 1/25/02
        Gartmore GVIT ID Moderately Aggressive Fund
           2003 ..........................     0.00%     10,934    11.002361        120,300        1.54%        26.64%
           2002 ..........................     0.00%     14,728     8.687687        127,952        1.55%       -13.12% 1/25/02
        Gartmore GVIT ID Moderately Conservative Fund
           2003 ..........................     0.00%     21,041    10.963279        230,678        2.34%        13.70%
           2002 ..........................     0.00%      9,155     9.642427         88,276        2.35%        -3.58% 1/25/02
        Gartmore GVIT International Growth Fund - Class I
           2003 ..........................     0.00%      2,327     6.793220         15,808        0.00%        35.62%
        Gartmore GVIT Money Market Fund - Class I
           2003 ..........................     0.00%    426,388    13.438171      5,729,875        0.63%         0.63%
           2002 ..........................     0.00%    611,041    13.354620      8,160,220        1.26%         1.21%
           2001 ..........................     0.00%    752,971    13.194770      9,935,279        3.57%         3.60%
           2000 ..........................     0.00%    690,357    12.735851      8,792,284        5.53%         6.03%
           1999 ..........................     0.00%    710,620    12.011954      8,535,935        5.04%         4.85%
        Gartmore GVIT Nationwide(R)Leaders Fund - Class I
           2003 ..........................     0.00%        680    10.598061          7,207        0.19%        25.38%
           2002 ..........................     0.00%        837     8.452459          7,075        1.18%       -15.48% 5/1/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund - Class I
           2003 ..........................     0.00%     29,802   $ 6.484322     $  193,246        0.00%        34.27%
           2002 ..........................     0.00%     39,937     4.829491        192,875        0.00%       -33.29%
           2001 ..........................     0.00%     28,981     7.239237        209,800        0.00%       -10.84%
           2000 ..........................     0.00%      5,428     8.119138         44,071        0.00%       -18.81% 5/1/00
        Gartmore GVIT Small Cap Value Fund - Class I
           2003 ..........................     0.00%    144,123    17.924637      2,583,352        0.00%        56.85%
           2002 ..........................     0.00%    156,777    11.427654      1,791,593        0.01%       -27.16%
           2001 ..........................     0.00%    145,093    15.689204      2,276,394        0.03%        28.28%
           2000 ..........................     0.00%     92,343    12.230652      1,129,415        0.00%        11.20%
           1999 ..........................     0.00%     86,677    10.998838        953,346        0.00%        27.84%
        Gartmore GVIT Small Company Fund - Class I
           2003 ..........................     0.00%    163,826    21.279390      3,486,117        0.00%        41.01%
           2002 ..........................     0.00%    161,607    15.090443      2,438,721        0.00%       -17.33%
           2001 ..........................     0.00%    171,105    18.253468      3,123,260        0.10%        -6.70%
           2000 ..........................     0.00%    232,635    19.565011      4,551,506        0.03%         8.90%
           1999 ..........................     0.00%    210,131    17.966399      3,775,297        0.00%        44.02%
        Gartmore GVIT Total Return Fund - Class I
           2003 ..........................     0.00%    320,276    17.013568      5,449,038        0.56%        27.51%
           2002 ..........................     0.00%    343,472    13.342709      4,582,847        0.85%       -17.35%
           2001 ..........................     0.00%    370,050    16.144226      5,974,171        0.74%       -11.82%
           2000 ..........................     0.00%    383,717    18.308017      7,025,097        0.63%        -2.12%
           1999 ..........................     0.00%    408,867    18.704720      7,647,743        0.65%         6.94%
        Gartmore GVIT U.S.Growth Leaders Fund - Class I
           2003 ..........................     0.00%      4,436    12.515174         55,517        0.00%        52.14%
           2002 ..........................     0.00%      1,992     8.226323         16,387        0.00%       -17.74% 5/1/02
        Janus AS - Capital Appreciation Portfolio - Service Shares
           2003 ..........................     0.00%     57,199     6.268750        358,566        0.25%        20.23%
           2002 ..........................     0.00%     58,881     5.213836        306,996        0.30%       -15.93%
           2001 ..........................     0.00%     62,604     6.201616        388,246        0.91%       -21.83%
           2000 ..........................     0.00%     54,056     7.933369        428,846        1.33%       -30.82% 5/1/00
        Janus AS - Global Technology Portfolio - Service Shares
           2003 ..........................     0.00%     63,964     3.676479        235,162        0.00%       46.47%
           2002 ..........................     0.00%     54,722     2.510001        137,352        0.00%       -40.93%
           2001 ..........................     0.00%     58,616     4.249300        249,077        0.56%       -37.31%
           2000 ..........................     0.00%     51,067     6.778794        346,173        1.21%       -20.67% 5/1/00
        Janus AS - International Growth Portfolio - Service Shares
           2003 ..........................     0.00%     43,445     6.081514        264,211        0.99%        34.53%
           2002 ..........................     0.00%     43,393     4.520472        196,157        0.67%       -25.76%
           2001 ..........................     0.00%     37,721     6.088787        229,675        0.70%       -23.43%
           2000 ..........................     0.00%     28,662     7.951801        227,915        6.25%       -20.48% 5/1/00
        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ..........................     0.00%     18,184    13.140266        238,943        5.47%        12.12%
           2002 ..........................     0.00%     12,174    11.720231        142,682        4.53%         7.21%
           2001 ..........................     0.00%      2,363    10.932334         25,833        8.29%         4.19%
           2000 ..........................     0.00%      3,146    10.492823         33,010        8.52%         4.93% 5/1/00
        MFS VIT - MFS Value Series - Initial Class
           2003 ..........................     0.00%        255    12.367820          3,154        0.00%        23.68% 5/1/03
        Neuberger Berman AMT - Growth Portfolio
           2003 ..........................     0.00%     92,061    12.310867      1,133,351        0.00%        31.40%
           2002 ..........................     0.00%     91,607     9.369018        858,268        0.00%       -31.16%
           2001 ..........................     0.00%    194,831    13.610476      2,651,743        0.00%       -30.36%
           2000 ..........................     0.00%    165,377    19.543829      3,232,100        0.00%       -11.66%
           1999 ..........................     0.00%    101,415    22.122463      2,243,550        0.00%        50.40%


                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Guardian Portfolio
           2003 ..........................     0.00%     33,326   $10.389042     $  346,225        0.84%        31.76%
           2002 ..........................     0.00%     40,952     7.884759        322,897        0.80%       -26.45%
           2001 ..........................     0.00%     42,795    10.719948        458,760        0.47%        -1.51%
           2000 ..........................     0.00%     31,192    10.883981        339,493        0.59%         1.13%
           1999 ..........................     0.00%     28,718    10.762335        309,073        0.29%        14.93%
        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2003 ..........................     0.00%     68,260    14.847857      1,013,515        4.41%         2.42%
           2002 ..........................     0.00%     78,261    14.496454      1,134,507        4.91%         5.34%
           2001 ..........................     0.00%     53,267    13.761786        733,049        5.78%         8.78%
           2000 ..........................     0.00%     48,744    12.650873        616,654        6.96%         6.78%
           1999 ..........................     0.00%     73,941    11.847132        875,989        5.57%         1.48%
        Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
           2003 ..........................     0.00%      2,927    12.322580         36,068        0.00%        23.23% 5/1/03
        Neuberger Berman AMT - Partners Portfolio
           2003 ..........................     0.00%    212,651    16.900050      3,593,813        0.00%        35.09%
           2002 ..........................     0.00%    211,641    12.510433      2,647,721        0.53%       -24.14%
           2001 ..........................     0.00%    214,234    16.491924      3,533,131        0.38%        -2.83%
           2000 ..........................     0.00%    218,683    16.971642      3,711,410        0.79%         0.07%
           1999 ..........................     0.00%    229,651    16.853460      3,870,414        1.20%         7.37%
        Neuberger Berman AMT - Socially Responsive Portfolio
           2003 ..........................     0.00%         42    12.374746            520        0.00%        23.75% 5/1/03
        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 ..........................     0.00%     27,076     4.877042        132,051        0.00%        25.59%
           2002 ..........................     0.00%     11,406     3.883303         44,293        0.65%       -27.79%
           2001 ..........................     0.00%     27,049     5.377832        145,465        0.87%       -31.27%
           2000 ..........................     0.00%     29,380     7.824211        229,875        0.00%       -21.76% 5/1/00
        Oppenheimer Bond Fund/VA - Initial Class
           2003 ..........................     0.00%    113,252    16.292834      1,845,196        5.67%         6.78%
           2002 ..........................     0.00%    126,813    15.258399      1,934,963        7.25%         9.08%
           2001 ..........................     0.00%    120,742    13.988352      1,688,982        7.04%         7.79%
           2000 ..........................     0.00%    108,962    12.977817      1,414,089        7.66%         6.10%
           1999 ..........................     0.00%    101,438    12.232154      1,240,805        4.68%        -1.52%
        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 ..........................     0.00%     98,014    15.394717      1,508,898        0.38%        30.94%
           2002 ..........................     0.00%     90,095    11.756809      1,059,230        0.64%       -26.86%
           2001 ..........................     0.00%    116,791    16.074008      1,877,299        0.64%       -12.58%
           2000 ..........................     0.00%    115,080    18.386180      2,115,882        0.12%        -0.23%
           1999 ..........................     0.00%     83,414    18.428739      1,537,215        0.17%        41.66%
        Oppenheimer Global Securities Fund/VA - Initial Class
           2003 ..........................     0.00%    103,002    24.690704      2,543,192        0.76%        43.02%
           2002 ..........................     0.00%    106,692    17.263833      1,841,913        0.56%       -22.13%
           2001 ..........................     0.00%    111,537    22.171331      2,472,924        0.69%       -12.04%
           2000 ..........................     0.00%    119,169    25.205074      3,003,663        0.27%         5.09%
           1999 ..........................     0.00%     94,622    23.984739      2,269,484        0.92%        58.48%
        Oppenheimer High Income Fund/VA - Initial Class
           2003 ..........................     0.00%      6,913    11.181817         77,300        0.00%        11.82% 5/1/03
        Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
           2003 ..........................     0.00%     34,417     8.370485        288,087        0.90%        26.72%
           2002 ..........................     0.00%     30,456     6.605587        201,180        0.65%       -18.80%
           2001 ..........................     0.00%     21,240     8.134641        172,780        0.41%       -10.16%
           2000 ..........................     0.00%     10,745     9.054521         97,291        0.00%        -9.45% 5/1/00
        Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
           2003 ..........................     0.00%      2,855    13.869971         39,599        0.00%        38.70% 5/1/03
        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2003 ..........................     0.00%     80,959    18.621945      1,507,614        2.82%        24.96%
           2002 ..........................     0.00%     82,462    14.902681      1,228,905        3.60%       -10.40%
           2001 ..........................     0.00%     84,920    16.632670      1,412,446        3.96%         2.22%
           2000 ..........................     0.00%     82,390    16.271709      1,340,626        4.57%         6.44%
           1999 ..........................     0.00%     80,822    15.287602      1,235,575        3.30%        11.80%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
        Putnam VT Voyager Fund - IB Shares
           2003 ..........................     0.00%        42   $11.853879     $      498         0.00%       18.54% 5/1/03

        Strong GVIT Mid Cap Growth Fund - Class I
           2003 ..........................     0.00%    85,532     5.014057        428,862         0.00%       40.13%
           2002 ..........................     0.00%    49,103     3.578034        175,692         0.00%      -37.01%
           2001 ..........................     0.00%    15,083     5.680754         85,683         0.00%      -30.31%
           2000 ..........................     0.00%    15,341     8.151094        125,046         0.00%      -18.49% 5/1/00

        Strong Opportunity Fund II, Inc.
           2003 ..........................     0.00%    93,627    21.294252      1,993,717         0.07%       37.01%
           2002 ..........................     0.00%    98,264    15.542573      1,527,275         0.38%      -26.82%
           2001 ..........................     0.00%   103,859    21.238327      2,205,791         0.59%       -3.70%
           2000 ..........................     0.00%    96,471    22.004768      2,122,822         0.00%        6.60%
           1999 ..........................     0.00%    85,543    20.690172      1,769,899         0.00%       34.91%

        Strong VIF - Strong Discovery Fund II
           2003 ..........................     0.00%    18,929    16.542813        313,139         0.00%       39.43%
           2002 ..........................     0.00%    20,094    11.864827        238,412         0.00%      -12.02%
           2001 ..........................     0.00%    22,035    13.485135        297,145         0.72%        4.08%
           2000 ..........................     0.00%    25,155    12.955970        325,907         0.00%        4.39%
           1999 ..........................     0.00%    19,763    12.410693        245,273         0.00%        5.09%

        Strong VIF - Strong International Stock Fund II
           2002 ..........................     0.00%    57,275     5.361165        307,061         4.04%      -26.54%
           2001 ..........................     0.00%    55,640     7.298468        406,087         0.00%      -22.14%
           2000 ..........................     0.00%    51,648     9.373600        484,128         0.00%      -39.52%
           1999 ..........................     0.00%    91,170    15.499580      1,413,097         0.17%       87.20%

        Turner GVIT Growth Focus Fund - Class I
           2003 ..........................     0.00%    35,452     3.336873        118,299         0.00%       50.96%
           2002 ..........................     0.00%     5,450     2.210411         12,047         0.00%      -42.86%

        Van Eck WIT - Worldwide Bond Fund
           2003 ..........................     0.00%    23,556    15.553340        366,374         1.75%       18.16%
           2002 ..........................     0.00%    39,706    13.162611        522,635         0.00%       21.66%
           2001 ..........................     0.00%    15,977    10.819530        172,864         4.39%       -5.10%
           2000 ..........................     0.00%    15,146    11.400381        172,670         4.90%        1.87%
           1999 ..........................     0.00%    16,613    11.191476        185,924         4.31%       -7.82%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2003 ..........................     0.00%    79,411    10.046593        797,810         0.11%       54.19%
           2002 ..........................     0.00%    99,351     6.515847        647,356         0.20%       -2.90%
           2001 ..........................     0.00%    79,757     6.710492        535,209         0.00%       -1.81%
           2000 ..........................     0.00%    91,301     6.834145        623,964         0.00%      -41.87%
           1999 ..........................     0.00%   175,122    11.755719      2,058,685         0.00%      100.28%

        Van Eck WIT - Worldwide Hard Assets Fund
           2003 ..........................     0.00%    43,115    11.615034        500,782         0.48%       45.08%
           2002 ..........................     0.00%    40,828     8.006062        326,871         0.68%       -2.83%
           2001 ..........................     0.00%    32,526     8.239575        268,000         1.21%      -10.44%
           2000 ..........................     0.00%    35,253     9.200485        324,345         1.12%       11.40%
           1999 ..........................     0.00%    38,783     8.258894        320,305         1.47%       21.00%

        Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
           2003 ..........................     0.00%        49    10.233765            501         0.00%        2.34% 5/1/03

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2003 ..........................     0.00%    41,844    15.664315        655,458         0.00%       27.86%
           2002 ..........................     0.00%    36,681    12.250737        449,369         6.91%        9.22%
           2001 ..........................     0.00%    33,534    11.216363        376,130         9.40%       10.10%
           2000 ..........................     0.00%    33,493    10.187412        341,207        12.32%       11.39%
           1999 ..........................     0.00%    25,999     9.146001        237,787        16.19%       29.37%

                                             Contract                                          Investment
                                              Expense               Unit         Contract        Income       Total
                                               Rate*     Units   Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   ----------   --------------   ----------   ---------
        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ..........................     0.00%    54,506   $27.220749     $1,483,694        0.00%      37.51%
           2002 ..........................     0.00%    52,407    19.795314      1,037,413        3.29%      -0.79%
           2001 ..........................     0.00%    58,299    19.952330      1,163,201        3.98%       9.84%
           2000 ..........................     0.00%    57,529    18.164582      1,044,990        8.22%      28.06%
           1999 ..........................     0.00%    53,125    14.184757        753,565        6.87%      -3.37%

     Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.50%     1,364    12.965885         17,685        0.00%      29.66% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.50%     1,081    12.400313         13,405        0.00%      24.00% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.50%    10,265    20.907285        214,613        2.53%      18.86%
           2002 ..........................     0.50%     2,665    17.589248         46,875        2.63%     -10.01%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.50%    31,820    26.787231        852,370        0.00%      19.87%
           2002 ..........................     0.50%    13,972    22.346236        312,222        0.00%     -21.59%
           2001 ..........................     0.50%     2,922    28.500613         83,279        0.00%     -28.43%
           2000 ..........................     0.50%     7,428    39.820221        295,785        0.00%       8.49%
           1999 ..........................     0.50%     6,108    36.406768        222,373        0.00%      63.70%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.50%    14,230    10.704192        152,321        1.30%      28.71%
           2002 ..........................     0.50%     7,837     8.316655         65,178        1.10%     -19.77%

        American Century VP International Fund - Class I
           2003 ..........................     0.50%    27,774    15.360020        426,609        0.75%      23.89%
           2002 ..........................     0.50%     5,091    12.398163         63,119        0.79%     -20.77%
           2000 ..........................     0.50%     2,453    22.205291         54,470        0.14%     -17.24%
           1999 ..........................     0.50%     2,459    26.614141         65,444        0.00%      63.23%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.50%     2,408     9.956460         23,975        0.00%      24.28%

        American Century VP Value Fund - Class I
           2003 ..........................     0.50%    31,176    19.171791        597,700        1.09%      28.32%
           2002 ..........................     0.50%    13,026    14.941112        194,623        0.90%     -13.06%
           2000 ..........................     0.50%       118    15.308543          1,806        0.73%      17.56%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.50%       570    12.630064          7,199        1.52%      26.30% 5/1/03

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.50%     6,096    10.836336         66,058        0.00%      46.92%
           2002 ..........................     0.50%     1,728     7.375606         12,745        0.00%     -34.49%
           2000 ..........................     0.50%     4,740    15.854894         75,152        0.00%     -19.34%

        Credit Suisse Trust - International Focus Portfolio
           2003 ..........................     0.50%    14,533    10.839093        157,525        0.49%      32.43%
           2002 ..........................     0.50%     2,769     8.184926         22,664        0.00%     -20.30%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ..........................     0.50%    27,210    17.364452        472,487        0.00%      47.81%
           2002 ..........................     0.50%     6,039    11.748025         70,946        0.00%     -34.02%

        Dreyfus GVIT International Value Fund - Class I
           2003 ..........................     0.50%     4,952    13.791985         68,298        0.00%      37.92% 5/1/03

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ..........................     0.50%    19,389    11.622612        225,351        0.49%      33.98%
           2002 ..........................     0.50%     7,249     8.674888         62,884        0.42%     -15.73%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ..........................     0.50%     6,160    10.487006         64,600        0.33%      37.09%
           2002 ..........................     0.50%     4,866     7.649570         37,223        0.27%     -23.50% 5/1/02

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ..........................     0.50%     7,832    22.067029        172,829        0.11%      25.38%
           2002 ..........................     0.50%       876    17.600806         15,418        0.21%     -29.30%
           1999 ..........................     0.50%     1,699    36.209915         61,521        0.02%      29.43%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Dreyfus Stock Index Fund
        2003 .............................     0.50%    108,026   $26.123506     $2,822,018        1.51%       27.72%
        2002 .............................     0.50%     26,741    20.453144        546,938        1.31%      -22.75%
        2001 .............................     0.50%      1,122    26.476528         29,707        1.06%      -12.62%
        2000 .............................     0.50%      6,384    30.300792        193,440        0.96%       -9.73%
        1999 .............................     0.50%     16,208    33.296352        539,667        1.11%       20.00%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.50%     15,431    13.062720        201,571        1.40%       20.57%
        2002 .............................     0.50%      7,627    10.834553         82,635        1.14%      -17.13%
        1999 .............................     0.50%        868    14.538186         12,619        0.70%       10.90%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.50%        840    12.857964         10,801        0.08%       28.58% 5/1/03

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     0.50%      6,368    12.474297         79,436        0.84%       25.94%

     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.50%      4,444    11.189906         49,728        3.93%        4.12%

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     0.50%     86,371    48.630667      4,200,279        1.80%       29.68%
        2002 .............................     0.50%     25,078    37.500399        940,435        1.77%      -17.36%
        2001 .............................     0.50%      3,200    45.378727        145,212        1.70%       -5.43%
        2000 .............................     0.50%      5,076    47.985530        243,575        1.65%        7.88%
        1999 .............................     0.50%      5,082    44.120448        224,220        1.45%        5.80%

     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     0.50%    105,480    53.205281      5,612,093        0.27%       32.19%
        2002 .............................     0.50%     39,628    40.250246      1,595,037        0.25%      -30.45%
        2001 .............................     0.50%      3,370    57.875878        195,042        0.08%      -18.06%
        2000 .............................     0.50%      4,686    70.634432        330,993        0.12%      -11.42%
        1999 .............................     0.50%      3,009    79.099308        238,010        0.15%       36.75%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     0.50%     55,652    25.802029      1,435,935        5.94%       26.63%
        2002 .............................     0.50%      2,722    20.375870         55,463        9.29%        2.93%
        2001 .............................     0.50%      1,784    19.796324         35,317       13.67%      -12.17%
        2000 .............................     0.50%      1,862    22.540543         41,970        7.66%      -22.86%
        1999 .............................     0.50%      2,115    28.983767         61,301        9.63%        7.62%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     0.50%     58,985    24.680530      1,455,781        0.83%       42.65%
        2002 .............................     0.50%     16,114    17.300971        278,788        0.83%      -20.68%
        2001 .............................     0.50%      2,274    21.810922         49,598        5.37%      -21.56%
        2000 .............................     0.50%      2,500    27.806776         69,517        1.56%      -19.51%
        1999 .............................     0.50%      4,084    34.268141        139,951        1.25%       41.92%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     0.50%     84,282    30.161112      2,542,039        3.62%       17.39%
        2002 .............................     0.50%      7,255    25.693764        186,408        3.98%       -9.18%
        2001 .............................     0.50%      1,169    28.291882         33,073        4.21%       -4.57%
        2000 .............................     0.50%      1,178    29.647039         34,924        3.30%       -4.41%
        1999 .............................     0.50%      1,185    30.762893         36,454        3.18%       10.54%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     0.50%    101,752    24.487594      2,491,662        0.46%       27.82%
        2002 .............................     0.50%     11,284    19.157346        216,171        0.85%       -9.80%
        1999 .............................     0.50%        677    25.968332         17,581        0.43%       23.63%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 .............................     0.50%      9,748    10.183621         99,270        0.00%        1.84% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     0.50%     20,500     9.938499        203,739        0.74%       29.23%
        2002 .............................     0.50%      3,061     7.690844         23,542        1.07%      -22.23%
        2001 .............................     0.50%      1,210     9.889817         11,967        0.38%      -14.85%
        2000 .............................     0.50%      1,231    11.614608         14,298        1.30%      -17.48%
        1999 .............................     0.50%      1,477    13.960952         20,620        0.94%        3.75%

                                             Contract                                           Investment
                                             Expense                 Unit         Contract        Income       Total
                                              Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.50%      2,295   $14.038431     $   32,218        0.00%        40.38% 5/1/03

     Fidelity(R) VIP III -Value Strategies Portfolio: Service Class
        2003 .............................     0.50%     15,781    11.750739        185,438        0.00%        57.00%

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.50%     11,618    12.265513        142,501        0.20%        22.66% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.50%      2,305    13.312843         30,686        0.12%        33.13% 5/1/03

     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.50%      2,090    13.224912         27,640        0.79%        32.25% 5/1/03

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.50%     17,288    11.386650        196,852        0.66%        64.44%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.50%        629    12.153349          7,644        0.88%        40.75%

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.50%      3,699    11.305727         41,820        0.00%        36.01%

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.50%     44,144     3.012098        132,966        0.00%        54.46%
        2002 .............................     0.50%      2,129     1.950112          4,152        0.59%       -43.07%

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.50%     20,794    30.370279        631,520        3.14%         1.49%
        2002 .............................     0.50%     10,251    29.923916        306,750        4.42%        10.43%
        2001 .............................     0.50%      1,291    27.097613         34,983        5.12%         6.72%
        2000 .............................     0.50%      1,707    25.392104         43,344        5.25%        11.98%
        1999 .............................     0.50%      1,747    22.492327         39,294        5.74%        -2.83%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.50%     13,689    15.988156        218,862        0.02%        32.08%
        2002 .............................     0.50%     10,305    12.105122        124,743        0.00%       -29.08%
        1999 .............................     0.50%      1,979    32.388538         64,097        0.66%         3.76%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.50%      1,037    10.740821         11,138        2.37%         7.37%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.50%     16,518    10.867503        179,509        2.06%        19.45%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.50%    103,301    18.569650      1,918,271        0.63%         0.12%
        2002 .............................     0.50%     12,207    18.546928        226,402        1.26%         0.71%
        2001 .............................     0.50%      7,295    18.417013        134,352        3.57%         3.08%
        2000 .............................     0.50%     12,856    17.866283        229,689        5.53%         5.50%
        1999 .............................     0.50%     16,350    16.794246        274,586        5.04%         4.32%

     Gartmore GVIT Nationwide (R) Leaders Fund - Class I
        2003 .............................     0.50%        588    10.510022          6,180        0.19%        24.76%

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     0.50%     10,334     6.366359         65,790        0.00%        33.60%

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     0.50%     31,504    17.423619        548,914        0.00%        56.07%
        2002 .............................     0.50%      4,939    11.163801         55,138        0.01%       -27.53%
        2001 .............................     0.50%     16,203    15.403979        249,591        0.03%        27.63%
        2000 .............................     0.50%      5,781    12.068870         69,770        0.00%        10.65%
        1999 .............................     0.50%      2,201    10.825871         23,828        0.00%        27.20%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     0.50%     45,264    26.974404      1,220,969        0.00%        40.31%
        2002 .............................     0.50%     13,072    19.224829        251,307        0.00%       -17.74%
        2001 .............................     0.50%        749    23.371178         17,505        0.10%        -7.17%
        2000 .............................     0.50%        762    25.176901         19,185        0.03%         8.36%
        1999 .............................     0.50%        913    23.047417         21,042        0.00%        43.30%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   -----------   --------------   ----------   ---------
     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     0.50%    19,074    $38.145818      $727,593         0.56%        26.88%
        2002 .............................     0.50%     3,981     30.065207       119,690         0.85%       -17.77%
        2001 .............................     0.50%     1,162     36.560512        42,483         0.74%       -12.26%
        2000 .............................     0.50%     1,319     41.669957        54,963         0.63%        -2.61%
        1999 .............................     0.50%     4,738     42.439374       201,078         0.65%         6.41%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     0.50%     8,655     12.411260       107,419         0.00%        51.38%

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     0.50%     7,149      6.154757        44,000         0.25%        19.63%
        2002 .............................     0.50%    12,685      5.144661        65,260         0.30%       -16.35%

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     0.50%     8,256      3.609555        29,800         0.00%        45.74%
        2002 .............................     0.50%     3,149      2.476639         7,799         0.00%       -41.23%

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     0.50%     7,242      5.970919        43,241         0.99%        33.86%
        2002 .............................     0.50%    12,584      4.460490        56,131         0.67%       -26.13%

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     0.50%     2,912     12.901625        37,570         5.47%        11.56%
        2002 .............................     0.50%       360     11.565028         4,163         4.53%         6.67%
        2000 .............................     0.50%       259     10.458203         2,709         8.52%         4.58% 5/1/00

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
        2003 .............................     0.50%     1,131     11.559230        13,073         0.00%        15.59% 5/1/03

     Neuberger Berman AMT - Balanced Portfolio
        2003 ............................      0.50%       387      9.728263         3,765         1.91%        15.70%

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     0.50%    24,292     29.754395       722,794         0.00%        30.75%
        2002 .............................     0.50%     5,671     22.757505       129,058         0.00%       -31.51%
        2001 .............................     0.50%     3,126     33.226236       103,865         0.00%       -30.71%
        2000 .............................     0.50%     3,192     47.952407       153,064         0.00%       -12.09%
        1999 .............................     0.50%     3,041     54.109841       164,548         0.00%        49.65%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.50%    12,247     10.098680       123,679         0.84%        31.10%
        2002 .............................     0.50%       870      7.702769         6,701         0.80%       -26.82%
        1999 .............................     0.50%       561     10.593122         5,943         0.29%        14.36%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     0.50%    20,267     22.367675       453,326         4.41%         1.91%
        2002 .............................     0.50%     4,156     21.947749        91,215         4.91%         4.81%
        2001 .............................     0.50%     2,817     20.939856        58,988         5.78%         8.24%
        2000 .............................     0.50%     6,082     19.346478       117,665         6.96%         6.25%
        1999 .............................     0.50%     5,986     18.060558       108,111         5.57%         0.97%

     Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
        2003 .............................     0.50%     1,669     12.281545        20,498         0.00%        22.82% 5/1/03

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.50%    15,209     24.617984       374,415         0.00%        34.41%
        2002 .............................     0.50%     7,065     18.314930       129,395         0.53%       -24.52%
        2000 .............................     0.50%        72     25.096849         1,807         0.69%         0.20%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.50%    15,822      4.788336        75,761         0.00%        24.96%
        2002 .............................     0.50%     2,385      3.831748         9,139         0.65%       -28.15%

     Oppenheimer Bond Fund/VA- Initial Class
        2003 .............................     0.50%    32,391     24.998938       809,741         5.67%         6.25%
        2002 .............................     0.50%       379     23.529109         8,918         7.25%         8.54%
        2001 .............................     0.50%        47     21.678723         1,019         7.04%         7.25%
        2000 .............................     0.50%        51     20.213946         1,031         7.66%         5.57%

                                             Contract                                          Investment
                                              Expense                Unit       Contract         Income       Total
                                              Rate*      Units   Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ------   ----------   --------------   ----------   ---------
     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2003 .............................     0.50%    43,463   $14.860580     $  645,885         0.38%       30.29%
        2002 .............................     0.50%     9,164    11.405697        104,522         0.64%      -27.22%
        2001 .............................     0.50%     8,487    15.672302        133,011         0.64%      -13.02%
        2000 .............................     0.50%     6,917    18.017261        124,625         0.12%       -0.73%

     Oppenheimer Global Securities Fund/VA - Initial Class                         984,291         0.76%       42.31%
        2003 .............................     0.50%    33,503    29.379176         91,250         0.56%      -22.52%
        2002 .............................     0.50%     4,420    20.644823         64,484         0.27%        4.57%
        2000 .............................     0.50%     2,118    30.445645

     Oppenheimer High Income Fund/VA- Initial Class                                 95,208         0.00%       11.45% 5/1/03
        2003 .............................     0.50%     8,543    11.144531

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.50%    10,060     8.218350         82,677         0.90%       26.09%
        2002 .............................     0.50%     3,493     6.518000         22,767         0.65%      -19.20%

     Oppenheimer Multiple Strategies Fund/VA - Initial Class                                                   24.33%
        2003 .............................     0.50%    23,053    31.171669        718,600         2.82%      -10.85%
        2002 .............................     0.50%     9,549    25.070852        239,402         3.60%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.50%    74,157     4.922829        365,062         0.00%       39.44%

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.50%    38,309    40.699472      1,559,156         0.07%       36.32%
        2002 .............................     0.50%    10,474    29.855056        312,702         0.38%      -27.18%
        2001 .............................     0.50%     3,831    41.000669        157,074         0.59%       -4.19%
        2000 .............................     0.50%       447    42.694690         19,085         0.00%        6.07%
        1999 .............................     0.50%       450    40.018322         18,008         0.00%       34.23%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     0.50%    18,256    26.361651        481,258         0.00%       38.73%
        2002 .............................     0.50%     2,071    19.001713         39,353         0.00%      -12.45%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     0.50%       392     5.758212          2,257         4.04%      -26.91%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.50%    17,823     3.283013         58,513         0.00%       50.21%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     0.50%    19,995    20.854897        416,994         1.75%       17.57%
        2002 .............................     0.50%     4,159    17.737696         73,771         0.00%       21.05%
        2001 .............................     0.50%     1,086    14.653212         15,913         4.39%       -5.57%
        2000 .............................     0.50%     1,105    15.517699         17,147         4.90%        1.36%
        1999 .............................     0.50%     1,325    15.185599         20,121         4.31%       -8.28%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.50%    60,208     9.646671        580,807         0.11%       53.42%
        2002 .............................     0.50%    32,774     6.287778        206,076         0.20%       -3.39%
        2000 .............................     0.50%       407     6.661531          2,711         0.00%      -42.15%
        1999 .............................     0.50%     6,267    11.423096         71,589         0.00%       99.29%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.50%    19,105    16.655601        318,205         0.48%       44.36%
        2002 .............................     0.50%     7,750    11.537923         89,419         0.68%       -3.32%
        2001 .............................     0.50%         4    11.933986             48         1.21%      -10.89%
        2000 .............................     0.50%         5    13.393001             67         1.12%       10.85%
        1999 .............................     0.50%        10    11.984540            120         1.47%       20.40%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.50%     7,714    15.120856        116,642         0.00%       27.23%
        2002 .............................     0.50%     2,372    11.884934         28,191         6.91%        8.68%
        2001 .............................     0.50%     1,244    10.935992         13,604         9.40%        9.55%
        2000 .............................     0.50%     1,265     9.982829         12,628        12.32%       10.83%
        1999 .............................     0.50%     1,518     8.934183         13,562        16.19%       28.73%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.50%    28,086    28.701013        806,097         0.00%       36.83%
        2002 .............................     0.50%    10,521    20.976263        220,691         3.29%       -1.28%
        2000 .............................     0.50%     3,074    19.442286         59,766         8.22%       27.42%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Multiple Payment contracts and Flexible Premium contracts

        AIM VIF - AIM V.I. Capital Appreciation Fund - Series I
           2003 ..........................     0.80%      5,333   $12.327742     $    65,744       0.00%        23.28% 5/1/03

        AIM VIF Basic Value Fund - Series I
           2003 ..........................     0.80%     14,499    12.998258         188,462       0.11%        29.98% 5/1/03

        AIM VIF Capital Development Fund - Series I
           2003 ..........................     0.80%      3,166    12.939952          40,968       0.00%        29.40% 5/1/03

        Alliance Bernstein VPS Small Cap Value Portfolio - Class A
           2003 ..........................     0.80%     11,736    13.722986         161,053       0.02%        37.23% 5/1/03

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ..........................     0.80%     22,041    12.375515         272,769       0.00%        23.76% 5/1/03

        American Century VP Balanced Fund - Class I
           2003 ..........................     0.80%    195,164    20.727117       4,045,187       2.53%        18.51%
           2002 ..........................     0.80%    196,895    17.490037       3,443,701       2.63%       -10.28%
           2001 ..........................     0.80%    201,384    19.493759       3,925,731       2.81%        -4.31%
           2000 ..........................     0.80%    204,099    20.372425       4,157,992       2.45%        -3.42%
           1999 ..........................     0.80%    222,611    21.094348       4,695,834       1.78%         9.18%

        American Century VP Capital Appreciation Fund - Class I
           2003 ..........................     0.80%    592,724    16.804738       9,960,572       0.00%        19.51%
           2002 ..........................     0.80%    657,612    14.060797       9,246,549       0.00%       -21.83%
           2001 ..........................     0.80%    735,263    17.987270      13,225,374       0.00%       -28.64%
           2000 ..........................     0.80%    819,897    25.207415      20,667,484       0.00%         8.17%
           1999 ..........................     0.80%    643,372    23.303640      14,992,909       0.00%        63.21%

        American Century VP Income & Growth Fund - Class I
           2003 ..........................     0.80%    259,996    10.523680       2,736,115       1.30%        28.32%
           2002 ..........................     0.80%    289,017     8.200926       2,370,207       1.10%       -20.01%
           2001 ..........................     0.80%    322,604    10.252927       3,307,635       0.81%        -9.09%
           2000 ..........................     0.80%    303,622    11.277817       3,424,193       0.55%       -11.32%
           1999 ..........................     0.80%    235,223    12.717991       2,991,564       0.02%        17.08%

        American Century VP Inflation Protection Fund - Class II
           2003 ..........................     0.80%      6,574    10.268669          67,506       1.88%         2.69% 4/30/03

        American Century VP International Fund - Class I
           2003 ..........................     0.80%    587,899    15.176915       8,922,493       0.75%        23.52%
           2002 ..........................     0.80%    679,193    12.287143       8,345,342       0.79%       -21.01%
           2001 ..........................     0.80%    733,730    15.554724      11,412,968       0.09%       -29.74%
           2000 ..........................     0.80%    754,646    22.139513      16,707,495       0.14%       -17.49%
           1999 ..........................     0.80%    649,836    26.831062      17,435,790       0.00%        62.74%

        American Century VP Ultra Fund - Class I
           2003 ..........................     0.80%     34,345     9.906750         340,247       0.00%        23.90%
           2002 ..........................     0.80%      7,959     7.995504          63,636       0.46%       -20.04% 5/1/02

        American Century VP Value Fund - Class I
           2003 ..........................     0.80%    461,113    18.875362       8,703,675       1.09%        27.93%
           2002 ..........................     0.80%    522,332    14.754246       7,706,615       0.90%       -13.32%
           2001 ..........................     0.80%    499,070    17.020923       8,494,632       0.95%        11.92%
           2000 ..........................     0.80%    323,587    15.208380       4,921,234       0.73%        17.21%
           1999 ..........................     0.80%    156,791    12.975752       2,034,481       0.93%        -1.64%

        Comstock GVIT Value Fund - Class I
           2003 ..........................     0.80%      9,638    12.604789         121,485       1.52%        26.05% 5/1/03

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ..........................     0.80%     53,805    10.668685         574,029       0.00%        46.48%
           2002 ..........................     0.80%    156,158     7.283277       1,137,342       0.00%       -34.68%
           2001 ..........................     0.80%    135,156    11.150533       1,507,061       0.00%       -29.21%
           2000 ..........................     0.80%    139,959    15.751152       2,204,515       0.00%       -19.58%
           1999 ..........................     0.80%    123,907    19.586645       2,426,922       0.00%        62.20%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     0.80%      431,745   $10.695076     $ 4,617,546       0.49%        32.03%
        2002 .............................     0.80%      469,749     8.100409       3,805,159       0.00%       -20.54%
        2001 .............................     0.80%      503,048    10.194751       5,128,449       0.00%       -22.90%
        2000 .............................     0.80%      525,361    13.222451       6,946,560       0.45%       -26.48%
        1999 .............................     0.80%      555,966    17.985801       9,999,494       0.93%        52.21%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2003 .............................     0.80%      692,838    17.133573      11,870,790       0.00%        47.37%
        2002 .............................     0.80%      739,837    11.626571       8,601,767       0.00%       -34.22%
        2001 .............................     0.80%      816,970    17.675000      14,439,945       0.00%       -16.68%
        2000 .............................     0.80%      942,509    21.214019      19,994,404       0.00%       -18.76%
        1999 .............................     0.80%      754,487    26.113570      19,702,349       0.00%        67.73%

     Dreyfus GVIT International Value Fund - Class I
        2003 .............................     0.80%        6,704    13.764414          92,277       0.00%        37.64% 5/1/03

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     0.80%      402,465    11.495433       4,626,509       0.49%        33.58%
        2002 .............................     0.80%      332,165     8.605706       2,858,514       0.42%       -15.98%
        2001 .............................     0.80%      246,977    10.242303       2,529,613       0.54%        -2.10%
        2000 .............................     0.80%      145,426    10.461575       1,521,385       0.56%         4.62% 5/1/00

     Dreyfus IP - European Equity Portfolio
        2001 .............................     0.80%        9,248     6.633319          61,345       0.84%       -28.71%
        2000 .............................     0.80%        3,721     9.304097          34,621       0.42%        -6.96% 5/1/00

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     0.80%       47,348    10.434661         494,060       0.33%        36.68%
        2002 .............................     0.80%        5,194     7.634206          39,652       0.27%       -23.66% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
        2003 .............................     0.80%      403,682    21.830604       8,812,622       0.11%        25.00%
        2002 .............................     0.80%      432,657    17.464486       7,556,132       0.21%       -29.51%
        2001 .............................     0.80%      479,262    24.776659      11,874,511       0.06%       -23.20%
        2000 .............................     0.80%      508,803    32.259560      16,413,761       0.81%       -11.74%
        1999 .............................     0.80%      450,901    36.549891      16,480,382       0.02%        29.04%

     Dreyfus Stock Index Fund
        2003 .............................     0.80%    2,290,356    25.844217      59,192,457       1.51%        27.34%
        2002 .............................     0.80%    2,526,349    20.295193      51,272,741       1.31%       -22.98%
        2001 .............................     0.80%    2,735,378    26.351146      72,080,345       1.06%       -12.88%
        2000 .............................     0.80%    2,613,545    30.248565      79,055,986       0.96%       -10.00%
        1999 .............................     0.80%    2,592,791    33.609618      87,142,715       1.11%        19.64%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     0.80%      338,655    12.850022       4,351,724       1.40%        20.20%
        2002 .............................     0.80%      376,103    10.690124       4,020,588       1.14%       -17.38%
        2001 .............................     0.80%      358,763    12.938645       4,641,907       0.84%       -10.04%
        2000 .............................     0.80%      365,003    14.382034       5,249,486       0.63%        -1.44%
        1999 .............................     0.80%      404,377    14.591996       5,900,668       0.70%        10.57%

     Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
        2003 .............................     0.80%        8,113    12.832258         104,108       0.08%        28.32% 5/1/03

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     0.80%      140,345    12.281397       1,723,633       0.84%        25.56%
        2002 .............................     0.80%      152,335     9.781078       1,490,001       0.60%       -25.92%
        2001 .............................     0.80%      162,195    13.204070       2,141,634       0.50%        -6.60%
        2000 .............................     0.80%      152,925    14.137245       2,161,938       0.61%        -4.54%
        1999 .............................     0.80%      138,815    14.810164       2,055,873       0.65%        15.95%

     Federated American Leaders Fund II - Primary Shares
        2003 .............................     0.80%        1,104    12.531875          13,835       0.00%        25.32% 5/1/03

     Federated Capital Appreciation Fund II - Primary Shares
        2003 .............................     0.80%          553    11.988805           6,630       0.00%        19.89% 5/1/03

     Federated GVIT High Income Bond Fund - Class I
        2003 .............................     0.80%       13,029    11.059766         144,098       9.25%        10.60% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     0.80%      117,985   $11.134037    $  1,313,649        3.93%        3.81%
        2002 .............................     0.80%      101,228    10.725195       1,085,690        0.00%        7.25% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     0.80%    1,336,308    40.389521      53,972,840        1.80%       29.29%
        2002 .............................     0.80%    1,471,599    31.238892      45,971,122        1.77%      -17.61%
        2001 .............................     0.80%    1,558,719    37.915521      59,099,643        1.70%       -5.72%
        2000 .............................     0.80%    1,556,185    40.214814      62,581,690        1.65%        7.56%
        1999 .............................     0.80%    1,750,754    37.388084      65,457,338        1.45%        5.48%

     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     0.80%    2,035,206    36.851094      74,999,568        0.27%       31.79%
        2002 .............................     0.80%    2,235,794    27.961807      62,516,840        0.25%      -30.66%
        2001 .............................     0.80%    2,474,278    40.327380      99,781,149        0.08%      -18.31%
        2000 .............................     0.80%    2,621,312    49.366480     129,404,946        0.12%      -11.69%
        1999 .............................     0.80%    2,613,902    55.899014     146,114,544        0.15%       36.34%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     0.80%      720,241    24.464133      17,620,072        5.94%       26.25%
        2002 .............................     0.80%      765,595    19.377316      14,835,176        9.29%        2.62%
        2001 .............................     0.80%      653,854    18.882734      12,346,551       13.67%      -12.44%
        2000 .............................     0.80%      619,065    21.565326      13,350,339        7.66%      -23.09%
        1999 .............................     0.80%      672,537    28.039263      18,857,442        9.63%        7.29%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     0.80%      653,974    18.945840      12,390,087        0.83%       42.23%
        2002 .............................     0.80%      722,432    13.320811       9,623,380        0.83%      -20.92%
        2001 .............................     0.80%      814,381    16.843777      13,717,252        5.37%      -21.80%
        2000 .............................     0.80%      866,875    21.539183      18,671,779        1.56%      -19.75%
        1999 .............................     0.80%      863,446    26.840170      23,175,037        1.25%       41.49%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     0.80%      623,055    26.285930      16,377,580        3.62%       17.04%
        2002 .............................     0.80%      753,208    22.459775      16,916,882        3.98%       -9.46%
        2001 .............................     0.80%      808,651    24.805237      20,058,780        4.21%       -4.86%
        2000 .............................     0.80%      851,071    26.071970      22,189,098        3.30%       -4.69%
        1999 .............................     0.80%      917,098    27.355020      25,087,234        3.18%       10.21%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     0.80%    1,740,028    24.162368      42,043,197        0.46%       27.44%
        2002 .............................     0.80%    1,875,068    18.959642      35,550,618        0.85%      -10.07%
        2001 .............................     0.80%    2,013,717    21.083066      42,455,328        0.78%      -12.95%
        2000 .............................     0.80%    2,107,468    24.218904      51,040,565        0.36%       -7.36%
        1999 .............................     0.80%    2,151,780    26.143948      56,256,024        0.43%       23.26%

     Fidelity(R) VIP II - Investment Grade Bond Portfolio: Service Class
        2003 .............................     0.80%       12,869    10.163210         130,790        0.00%        1.63% 5/1/03

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     0.80%      324,568     9.776597       3,173,171        0.74%       28.84%
        2002 .............................     0.80%      328,074     7.588268       2,489,513        1.07%      -22.47%
        2001 .............................     0.80%      341,765     9.787292       3,344,954        0.38%      -15.11%
        2000 .............................     0.80%      358,453    11.528985       4,132,599        1.30%      -17.72%
        1999 .............................     0.80%      385,372    14.012663       5,400,088        0.94%        3.44%

     Fidelity(R) VIP III - Mid Cap Portfolio: Service Class
        2003 .............................     0.80%       40,642    14.010381         569,410        0.00%       40.10% 5/1/03

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     0.80%      100,700    11.692079       1,177,392        0.00%       56.53%
        2002 .............................     0.80%       10,466     7.469351          78,174        0.00%      -25.31% 5/1/02

     Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
        2003 .............................     0.80%       47,169    12.240997         577,396        0.20%       22.41% 5/1/03

     Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
        2003 .............................     0.80%        8,003    13.286230         106,330        0.12%       32.86% 5/1/03

                                             Contract                                             Investment
                                             Expense       Units        Unit       Contract         Income       Total
                                              Rate*                 Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Franklin Templeton VIPT - Templeton Foreign Securities Fund - Class I
        2003 .............................     0.80%       22,318   $13.198462       $294,563        0.79%       31.98% 5/1/03

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     0.80%       74,580    11.276219        840,980        0.66%       63.95%
        2002 .............................     0.80%       29,904     6.877883        205,676        0.17%      -15.91%
        2001  ............................     0.80%       23,612     8.178748        193,117        0.52%       -5.94%
        2000 .............................     0.80%        1,063     8.695491          9,243        0.00%      -13.05% 10/2/00

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     0.80%       19,256    12.092670        232,856        0.88%       40.33%
        2002 .............................     0.80%        3,345     8.617613         28,826        0.08%      -13.82% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     0.80%       22,955    11.249287        258,227        0.00%       35.61%
        2002 .............................     0.80%        3,831     8.295539         31,780        0.00%      -17.04% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     0.80%      304,934     2.982846        909,571        0.00%       54.00%
        2002 .............................     0.80%      113,725     1.936951        220,280        0.59%      -43.24%
        2001  ............................     0.80%       86,686     3.412440        295,811        0.00%      -43.18%
        2000 .............................     0.80%       46,652     6.005978        280,191        0.00%      -39.94% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     0.80%        6,211    10.629478         66,020        0.70%       23.06%
        2002 .............................     0.80%        1,341     8.637451         11,583        0.54%      -13.63% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     0.80%      448,119    23.180734     10,387,727        3.14%        1.19%
        2002 .............................     0.80%      575,815    22.908666     13,191,154        4.42%       10.10%
        2001  ............................     0.80%      492,674    20.807253     10,251,193        5.12%        6.40%
        2000 .............................     0.80%      359,189    19.556523      7,024,488        5.25%       11.65%
        1999 .............................     0.80%      402,906    17.516435      7,057,477        5.74%       -3.13%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     0.80%      936,407    15.849998     14,842,049        0.02%       31.68%
        2002 .............................     0.80%      969,929    12.036520     11,674,570        0.00%      -29.29%
        2001  ............................     0.80%      950,129    17.022307     16,173,388        0.00%      -28.71%
        2000 .............................     0.80%      952,662    23.877962     22,747,627        0.18%      -27.12%
        1999 .............................     0.80%    1,104,444    32.761545     36,183,292        0.66%        3.45%

     Gartmore GVIT ID Aggressive Fund
        2003 .............................     0.80%       45,840    10.818285        495,910        1.41%       30.82%
        2002 .............................     0.80%       17,710     8.269753        146,457        1.83%      -17.30% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2003 .............................     0.80%       27,042    10.678769        288,775        2.37%        7.05%
        2002 .............................     0.80%       21,249     9.975795        211,976        2.80%       -0.24% 1/25/02

     Gartmore GVIT ID Moderate Fund
        2003 .............................     0.80%      153,659    10.804715      1,660,242        2.06%       19.10%
        2002 .............................     0.80%       44,700     9.072331        405,533        1.72%       -9.28% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2003 .............................     0.80%      180,393    10.833658      1,954,316        1.54%       25.64%
        2002 .............................     0.80%       94,483     8.623105        814,737        1.55%      -13.77% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     0.80%       40,296    10.795210        435,004        2.34%       12.79%
        2002 .............................     0.80%       18,773     9.570814        179,673        2.35%       -4.29% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     0.80%        5,733     6.618892         37,946        0.00%       34.54%
        2002 .............................     0.80%        7,532     4.919535         37,054        0.00%      -24.71%
        2001  ............................     0.80%        8,456     6.534130         55,253        0.09%      -29.22%
        2000 .............................     0.80%          453     9.231934          4,182        0.00%       -7.68% 10/2/00

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     0.80%    1,224,466    15.008153     18,376,973        0.63%       -0.18%
        2002 .............................     0.80%    1,963,625    15.035122     29,523,341        1.26%        0.40%
        2001  ............................     0.80%    1,991,692    14.974957     29,825,502        3.57%        2.77%
        2000 .............................     0.80%    2,268,467    14.571330     33,054,581        5.53%        5.18%
        1999 .............................     0.80%    2,312,418    13.853330     32,034,690        5.04%        4.01%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                             Investment
                                             Expense                   Unit         Contract        Income       Total
                                              Rate*       Units     Fair Value   Owners' Equity      Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
       2003 ..............................     0.80%        6,691   $10.457551     $   69,971        0.19%       24.39%
       2002 ..............................     0.80%       12,664     8.407288        106,470        1.18%      -15.93% 5/1/02

     Gartmore GVIT Small Cap Growth Fund - Class I
       2003 ..............................     0.80%      191,617     6.296628      1,206,541        0.00%       33.20%
       2002 ..............................     0.80%      202,182     4.727311        955,777        0.00%      -33.82%
       2001  .............................     0.80%      146,635     7.143137      1,047,434        0.00%      -11.55%
       2000 ..............................     0.80%       85,563     8.076240        691,027        0.00%      -19.24% 5/1/00

     Gartmore GVIT Small Cap Value Fund - Class I
       2003 ..............................     0.80%      566,915    17.129814      9,711,149        0.00%       55.61%
       2002 ..............................     0.80%      581,061    11.008455      6,396,584        0.01%      -27.74%
       2001  .............................     0.80%      679,631    15.235359     10,354,422        0.03%       27.25%
       2000 ..............................     0.80%      275,697    11.972833      3,300,874        0.00%       10.32%
       1999 ..............................     0.80%      165,130    10.852975      1,792,152        0.00%       26.82%

     Gartmore GVIT Small Company Fund - Class I
       2003 ..............................     0.80%      812,594    26.603797     21,618,086        0.00%       39.89%
       2002 ..............................     0.80%      877,427    19.017572     16,686,531        0.00%      -17.99%
       2001  .............................     0.80%      928,089    23.188796     21,521,266        0.10%       -7.45%
       2000 ..............................     0.80%      998,068    25.056031     25,007,623        0.03%        8.03%
       1999 ..............................     0.80%      907,754    23.192622     21,053,195        0.00%       42.87%

     Gartmore GVIT Total Return Fund - Class I
       2003 ..............................     0.80%    2,115,628    30.907637     65,389,062        0.56%       26.50%
       2002 ..............................     0.80%    2,203,258    24.433418     53,833,124        0.85%      -18.01%
       2001  .............................     0.80%    2,295,929    29.801440     68,421,990        0.74%      -12.53%
       2000 ..............................     0.80%    2,359,054    34.069071     80,370,778        0.63%       -2.90%
       1999 ..............................     0.80%    2,622,351    35.085217     92,005,754        0.65%        6.09%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
       2003 ..............................     0.80%       55,080    12.349314        680,200        0.00%       50.93%
       2002 ..............................     0.80%        3,205     8.182356         26,224        0.00%      -18.18% 5/1/02

     Janus AS - Balanced Portfolio - Service Shares
       2003 ..............................     0.80%        2,548    10.971897         27,956        4.49%        9.72% 5/1/03

     Janus AS - Capital Appreciation Portfolio - Service Shares
       2003 ..............................     0.80%      331,505     6.087370      2,017,994        0.25%       19.28%
       2002 ..............................     0.80%      358,288     5.103609      1,828,562        0.30%      -16.60%
       2001  .............................     0.80%      350,620     6.119334      2,145,561        0.91%      -22.46%
       2000 ..............................     0.80%      297,781     7.891490      2,349,936        1.33%      -21.09% 5/1/00

     Janus AS - Global Technology Portfolio - Service Shares
       2003 ..............................     0.80%      262,295     3.569999        936,393        0.00%       45.31%
       2002 ..............................     0.80%      276,903     2.456849        680,309        0.00%      -41.40%
       2001  .............................     0.80%      346,031     4.192814      1,450,844        0.56%      -37.82%
       2000 ..............................     0.80%      259,751     6.742955      1,751,489        1.21%      -32.57% 5/1/00

     Janus AS - International Growth Portfolio - Service Shares
       2003 ..............................     0.80%      186,894     5.905539      1,103,710        0.99%       33.46%
       2002 ..............................     0.80%      219,129     4.424879        969,619        0.67%      -26.35%
       2001  .............................     0.80%      227,552     6.008001      1,367,133        0.70%      -24.04%
       2000 ..............................     0.80%      174,672     7.909816      1,381,623        6.25%      -20.90% 5/1/00

     Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
       2003 ..............................     0.80%          649    12.236775          7,942        0.30%       22.37% 5/1/03

     MAS GVIT Multi Sector Bond Fund - Class I
       2003 ..............................     0.80%       67,316    12.760526        858,988        5.47%       11.22%
       2002 ..............................     0.80%       94,053    11.472904      1,079,061        4.53%        6.35%
       2001  .............................     0.80%       55,247    10.787560        595,980        8.29%        3.35%
       2000 ..............................     0.80%        3,000    10.437484         31,312        8.52%        4.37% 5/1/00

     MFS VIT - MFS Investors Growth Stock Series - Initial Class
       2003 ..............................     0.80%        3,685    11.536092         42,510        0.00%       15.36% 5/1/03

     MFS VIT - MFS Value Series - Initial Class
       2003 ..............................     0.80%        3,296    12.301954         40,547        0.00%       23.02% 5/1/03

                                             Contract                                             Investment
                                             Expense                   Unit         Contract        Income       Total
                                              Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Neuberger Berman AMT - Balanced Portfolio
        2003 .............................     0.80%        3,028   $21.268673     $   64,402        1.91%       15.35%
        2002 .............................     0.80%        2,497    18.438130         46,040        4.01%      -17.81%
        2001  ............................     0.80%          636    22.433930         14,268        0.00%       -3.34% 6/15/01

     Neuberger Berman AMT - Fasciano Portfolio
        2003 .............................     0.80%          854    12.540843         10,710        0.00%       25.41% 5/1/03

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     0.80%      637,363    20.381526     12,990,431        0.00%       30.35%
        2002 .............................     0.80%      698,803    15.635481     10,926,121        0.00%      -31.71%
        2001  ............................     0.80%      800,152    22.896752     18,320,882        0.00%      -30.92%
        2000 .............................     0.80%      793,907    33.145055     26,314,091        0.00%      -12.36%
        1999 .............................     0.80%      660,524    37.818375     24,979,944        0.00%       49.20%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     0.80%      143,460     9.928356      1,424,322        0.84%       30.71%
        2002 .............................     0.80%      161,292     7.595581      1,225,106        0.80%      -27.04%
        2001  ............................     0.80%      196,852    10.409898      2,049,209        0.47%       -2.30%
        2000 .............................     0.80%      149,159    10.654639      1,589,235        0.59%        0.33%
        1999 .............................     0.80%      181,217    10.619652      1,924,461        0.29%       14.02%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     0.80%      195,325    18.158640      3,546,836        4.41%        1.61%
        2002 .............................     0.80%      225,668    17.871272      4,032,974        4.91%        4.50%
        2001  ............................     0.80%      178,198    17.101800      3,047,507        5.78%        7.91%
        2000 .............................     0.80%      141,846    15.848178      2,248,001        6.96%        5.94%
        1999 .............................     0.80%      203,409    14.959827      3,042,963        5.57%        0.67%

     Neuberger Berman AMT - Mid Cap Growth Portfolio - Class S
        2003 .............................     0.80%       17,581    12.256991        215,490        0.00%       22.57% 5/1/03

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     0.80%      637,464    24.324378     15,505,915        0.00%       34.01%
        2002 .............................     0.80%      728,943    18.150798     13,230,897        0.53%      -24.75%
        2001  ............................     0.80%      777,174    24.119941     18,745,391        0.38%       -3.61%
        2000 .............................     0.80%      781,588    25.022294     19,557,125        0.79%       -0.01%
        1999 .............................     0.80%    1,008,241    25.046437     25,252,845        1.20%        6.51%

     Neuberger Berman AMT - Socially Responsive Portfolio
        2003 .............................     0.80%        3,251    12.308850         40,016        0.00%       23.09% 5/1/03

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     0.80%      315,600     4.735882      1,494,644        0.00%       24.59%
        2002 .............................     0.80%      279,004     3.801151      1,060,536        0.65%      -28.37%
        2001  ............................     0.80%      298,688     5.306432      1,584,968        0.87%      -31.82%
        2000 .............................     0.80%      313,898     7.782869      2,443,027        0.00%      -22.17% 5/1/00

     Oppenheimer Bond Fund/VA- Initial Class
        2003 .............................     0.80%      422,466    22.815950      9,638,963        5.67%        5.93%
        2002 .............................     0.80%      492,395    21.538984     10,605,688        7.25%        8.21%
        2001  ............................     0.80%      499,632    19.904727      9,945,039        7.04%        6.92%
        2000 .............................     0.80%      480,377    18.615856      8,942,629        7.66%        5.26%
        1999 .............................     0.80%      520,266    17.686402      9,201,634        4.68%       -2.30%

     Oppenheimer Capital Appreciation Fund/VA- Initial Class
        2003 .............................     0.80%      796,583    14.618573     11,644,907        0.38%       29.90%
        2002 .............................     0.80%      847,094    11.253616      9,532,871        0.64%      -27.44%
        2001  ............................     0.80%      859,711    15.509895     13,334,027        0.64%      -13.28%
        2000 .............................     0.80%      796,536    17.884539     14,245,679        0.12%       -1.02%
        1999 .............................     0.80%      535,283    18.069110      9,672,087        0.17%       40.53%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     0.80%      941,453    29.065271     27,363,587        0.76%       41.88%
        2002 .............................     0.80%    1,001,953    20.485514     20,525,522        0.56%      -22.76%
        2001  ............................     0.80%    1,078,042    26.520512     28,590,226        0.69%      -12.74%
        2000 .............................     0.80%    1,096,887    30.393395     33,338,120        0.27%        4.26%
        1999 .............................     0.80%    1,018,848    29.152831     29,702,304        0.92%       57.22%

     Oppenheimer High Income Fund/VA- Initial Class
        2003 .............................     0.80%       12,557    11.122220        139,662        0.00%       11.22% 5/1/03

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                             Investment
                                              Expense                   Unit         Contract       Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     0.80%     114,284    $ 8.128407     $   928,947       0.90%       25.71%
        2002 .............................     0.80%     111,681      6.466008         722,130       0.65%      -19.44%
        2001 .............................     0.80%      73,856      8.026816         592,829       0.41%      -10.88%
        2000 .............................     0.80%      33,482      9.006749         301,564       0.00%       -9.93% 5/1/00

     Oppenheimer Main Street(R) Small Cap Fund/VA - Initial Class
        2003 .............................     0.80%      26,396     13.796198         364,164       0.00%       37.96% 5/1/03

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2003 .............................     0.80%     378,776     29.695890      11,248,090       2.82%       23.96%
        2002 .............................     0.80%     393,230     23.955594       9,420,058       3.60%      -11.12%
        2001 .............................     0.80%     394,571     26.951432      10,634,253       3.96%        1.40%
        2000 .............................     0.80%     412,843     26.579650      10,973,222       4.57%        5.59%
        1999 .............................     0.80%     437,927     25.171538      11,023,296       3.30%       10.91%

     Putnam VT Growth & Income Fund - IB Shares
        2003 .............................     0.80%       1,210     12.359054          14,954       0.00%       23.59% 5/1/03

     Putnam VT International Equity Fund - IB Shares
        2003 .............................     0.80%       4,931     12.730633          62,775       0.00%       27.31% 5/1/03

     Putnam VT Voyager Fund - IB Shares
        2003 .............................     0.80%       1,238     11.790763          14,597       0.00%        7.91% 5/1/03

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     0.80%     398,980      4.868865       1,942,580       0.00%       39.02%
        2002 .............................     0.80%     250,537      3.502288         877,453       0.00%      -37.52%
        2001 .............................     0.80%     146,210      5.605279         819,548       0.00%      -30.87%
        2000 .............................     0.80%      76,685      8.108035         621,765       0.00%      -18.92% 5/1/00

     Strong Opportunity Fund II, Inc.
        2003 .............................     0.80%     690,716     40.347502      27,868,665       0.07%       35.92%
        2002 .............................     0.80%     826,619     29.685674      24,538,742       0.38%      -27.40%
        2001 .............................     0.80%     901,762     40.890795      36,873,765       0.59%       -4.48%
        2000 .............................     0.80%     877,807     42.709091      37,490,339       0.00%        5.75%
        1999 .............................     0.80%     898,106     40.478200      36,353,714       0.00%       33.83%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     0.80%     240,474     26.133664       6,284,467       0.00%       38.32%
        2002 .............................     0.80%     264,753     18.893884       5,002,212       0.00%      -12.72%
        2001 .............................     0.80%     269,121     21.646818       5,825,613       0.72%        3.25%
        2000 .............................     0.80%     271,144     20.965624       5,684,703       0.00%        3.57%
        1999 .............................     0.80%     296,260     20.243703       5,997,399       0.00%        4.25%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     0.80%     199,430      5.696130       1,135,979       4.04%      -27.13%
        2001 .............................     0.80%     213,256      7.816872       1,666,995       0.00%      -22.76%
        2000 .............................     0.80%     210,636     10.120684       2,131,780       0.00%      -40.00%
        1999 .............................     0.80%     219,407     16.868902       3,701,155       0.17%       85.71%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     0.80%     103,819     3.251119          337,528       0.00%       49.76%
        2002 .............................     0.80%      80,828     2.170866          175,467       0.00%      -43.31%
        2001 .............................     0.80%      50,607     3.829622          193,806       0.00%      -39.52%
        2000 .............................     0.80%       7,806     6.332010           49,428       0.00%      -36.68%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     0.80%     159,535     18.848928       3,007,064       1.75%       17.22%
        2002 .............................     0.80%     198,934     16.079714       3,198,802       0.00%       20.69%
        2001 .............................     0.80%     120,008     13.323421       1,598,917       4.39%       -5.86%
        2000 .............................     0.80%     123,195     14.152095       1,743,467       4.90%        1.06%
        1999 .............................     0.80%     143,676     14.003753       2,012,003       4.31%       -8.56%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     0.80%     401,918      9.497431       3,817,188       0.11%       52.96%
        2002 .............................     0.80%     444,801      6.209058       2,761,795       0.20%       -3.68%
        2001 .............................     0.80%     444,368      6.445985       2,864,389       0.00%       -2.60%
        2000 .............................     0.80%     443,771      6.617911       2,936,837       0.00%      -42.33%
        1999 .............................     0.80%     576,742     11.474995       6,618,112       0.00%       98.69%

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     0.80%     173,612    $19.968789      $3,466,821       0.48%       43.92%
        2002 .............................     0.80%     254,426     13.874598       3,530,058       0.68%       -3.61%
        2001 .............................     0.80%     176,699     14.394010       2,543,407       1.21%      -11.16%
        2000 .............................     0.80%     186,255     16.202639       3,017,823       1.12%       10.52%
        1999 .............................     0.80%     206,979     14.660562       3,034,428       1.47%       20.04%

     Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
        2003 .............................     0.80%       2,958     10.179170          30,110       0.00%        1.79% 5/1/03

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     0.80%     113,201     14.874690       1,683,830       0.00%       26.85%
        2002 .............................     0.80%      79,485     11.726545         932,084       6.91%        8.35%
        2001 .............................     0.80%      74,719     10.822665         808,659       9.40%        9.22%
        2000 .............................     0.80%      62,323      9.909218         617,572      12.32%       10.50%
        1999 .............................     0.80%      43,728      8.967304         392,122      16.19%       28.35%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     0.80%     336,013     28.319843       9,515,835       0.00%       36.42%
        2002 .............................     0.80%     355,742     20.759770       7,385,122       3.29%       -1.58%
        2001 .............................     0.80%     313,717     21.092541       6,617,089       3.98%        8.96%
        2000 .............................     0.80%     277,285     19.357784       5,367,623       8.22%       27.04%
        1999 .............................     0.80%     246,788     15.237208       3,760,360       6.87%       -4.14%

  Single Premium contracts issued on or after April 16, 1990

     American Century VP Balanced Fund - Class I
        2003 .............................     1.30%      36,906     19.550372         721,526       2.53%       17.92%
        2002 .............................     1.30%      36,064     16.579698         597,930       2.63%      -10.73%
        2001 .............................     1.30%      27,610     18.571841         512,769       2.81%       -4.79%
        2000 .............................     1.30%      29,587     19.506844         577,149       2.45%       -3.90%
        1999 .............................     1.30%      36,043     20.298769         731,629       1.78%        8.64%

     American Century VP Capital Appreciation Fund - Class I
        2003 .............................     1.30%      85,342     17.111726       1,460,349       0.00%       18.92%
        2002 .............................     1.30%      83,334     14.389339       1,199,121       0.00%      -22.22%
        2001 .............................     1.30%      93,041     18.500029       1,721,261       0.00%      -29.00%
        2000 .............................     1.30%     156,838     26.057031       4,086,733       0.00%        7.63%
        1999 .............................     1.30%     134,822     24.209204       3,263,933       0.00%       62.40%

     American Century VP Income & Growth Fund - Class I
        2003 .............................     1.30%      21,876     10.229575         223,782       1.30%       27.68%
        2002 .............................     1.30%      18,481      8.011655         148,063       1.10%      -20.41%
        2001 .............................     1.30%      40,468     10.066594         407,375       0.81%       -9.54%
        2000 .............................     1.30%      48,794     11.128733         543,015       0.55%      -11.76%
        1999 .............................     1.30%      53,220     12.612413         671,233       0.02%       16.50%

     American Century VP International Fund - Class I
        2003 .............................     1.30%      52,719     14.478934         763,315       0.75%       22.90%
        2002 .............................     1.30%      67,411     11.780758         794,153       0.79%      -21.40%
        2001 .............................     1.30%     105,515     14.988556       1,581,517       0.09%      -30.10%
        2000 .............................     1.30%     126,911     21.441430       2,721,153       0.14%      -17.90%
        1999 .............................     1.30%     162,982     26.114709       4,256,228       0.00%       61.93%

     American Century VP Ultra Fund - Class I
        2003 .............................     1.30%       1,710      9.824442          16,800       0.00%       23.29%
        2002 .............................     1.30%         739      7.968770           5,889       0.46%      -20.31% 5/1/02

     American Century VP Value Fund - Class I
        2003 .............................     1.30%      85,452     18.224277       1,557,301       1.09%       27.29%
        2002 .............................     1.30%      94,957     14.316630       1,359,464       0.90%      -13.75%
        2001 .............................     1.30%     123,905     16.598988       2,056,698       0.95%       11.36%
        2000 .............................     1.30%      57,614     14.906133         858,802       0.73%       16.63%
        1999 .............................     1.30%      26,781     12.781220         342,294       0.93%       -2.13%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2003 .............................     1.30%      10,616     10.300420         109,349       0.00%       45.75%
        2002 .............................     1.30%       5,188      7.067052          36,664       0.00%      -35.01%
        2001 .............................     1.30%       7,002     10.873870          76,139       0.00%      -29.56%
        2000 .............................     1.30%      11,974     15.438040         184,855       0.00%      -19.98%
        1999 .............................     1.30%      88,739     19.293144       1,712,054       0.00%       61.39%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2003 .............................     1.30%      33,394    $10.250133     $   342,293       0.49%       31.37%
        2002 .............................     1.30%      49,680      7.802280         387,617       0.00%      -20.94%
        2001 .............................     1.30%      55,979      9.868857         552,449       0.00%      -23.29%
        2000 .............................     1.30%      66,083     12.864457         850,122       0.45%      -26.85%
        1999 .............................     1.30%      81,838     17.586224       1,439,221       0.93%       51.45%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2003 .............................     1.30%      49,309     16.420586         809,683       0.00%       46.63%
        2002 .............................     1.30%      54,671     11.198504         612,233       0.00%      -34.55%
        2001 .............................     1.30%      82,230     17.109846       1,406,943       0.00%      -17.10%
        2000 .............................     1.30%     118,070     20.639565       2,436,913       0.00%      -19.17%
        1999 .............................     1.30%     114,996     25.533360       2,936,234       0.00%       66.90%

     Dreyfus GVIT Mid Cap Index Fund - Class I
        2003 .............................     1.30%      76,418     11.286523         862,494       0.49%       32.91%
        2002 .............................     1.30%      48,885      8.491590         415,111       0.42%      -16.40%
        2001 .............................     1.30%      41,031     10.157238         416,762       0.54%       -2.59%
        2000 .............................     1.30%      10,564     10.427067         110,152       0.56%        4.27% 5/1/00

     Dreyfus IP - European Equity Portfolio
        2001 .............................     1.30%       2,993      6.578172          19,688       0.84%      -29.06%
        2000 .............................     1.30%       5,683      9.273374          52,701       0.42%       -7.27% 5/1/00

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2003 .............................     1.30%      14,581     10.347973         150,884       0.33%       36.00%

     Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
        2003 .............................     1.30%      11,971     20.741572         248,297       0.11%       24.38%
        2002 .............................     1.30%      13,724     16.676328         228,866       0.21%      -29.86%
        2001 .............................     1.30%      22,613     23.777410         537,679       0.06%      -23.58%
        2000 .............................     1.30%      33,067     31.114958       1,028,878       0.81%      -12.18%
        1999 .............................     1.30%      31,488     35.428815       1,115,583       0.02%       28.40%

     Dreyfus Stock Index Fund
        2003 .............................     1.30%     181,645     24.553549       4,460,029       1.51%       26.71%
        2002 .............................     1.30%     179,477     19.378177       3,477,937       1.31%      -23.37%
        2001 .............................     1.30%     215,776     25.286872       5,456,300       1.06%      -13.32%
        2000 .............................     1.30%     248,888     29.173405       7,260,910       0.96%      -10.45%
        1999 .............................     1.30%     315,343     32.576553      10,272,788       1.11%       19.05%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2003 .............................     1.30%      71,606     12.441321         890,873       1.40%       19.61%
        2002 .............................     1.30%      74,627     10.401947         776,266       1.14%      -17.79%
        2001 .............................     1.30%      80,268     12.653068       1,015,636       0.84%      -10.49%
        2000 .............................     1.30%      69,804     14.135555         986,718       0.63%       -1.93%
        1999 .............................     1.30%      81,279     14.413356       1,171,503       0.70%       10.02%

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2003 .............................     1.30%      19,988     11.857652         237,011       0.84%       24.94%
        2002 .............................     1.30%      13,957      9.490878         132,464       0.60%      -26.29%
        2001 .............................     1.30%      12,109     12.876695         155,924       0.50%       -7.07%
        2000 .............................     1.30%      16,818     13.856323         233,036       0.61%       -5.02%
        1999 .............................     1.30%       9,941     14.588194         145,021       0.65%       15.38%

     Federated Quality Bond Fund II - Primary Shares
        2003 .............................     1.30%      11,443     11.041537         126,348       3.93%        3.29%
        2002 .............................     1.30%       4,830     10.689420          51,630       0.00%        6.89% 5/1/02

     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
        2003 .............................     1.30%     228,092     37.815050       8,625,310       1.80%       28.65%
        2002 .............................     1.30%     242,191     29.394119       7,118,991       1.77%      -18.02%
        2001 .............................     1.30%     292,636     35.855591      10,492,637       1.70%       -6.19%
        2000 .............................     1.30%     304,863     38.221825      11,652,420       1.65%        7.03%
        1999 .............................     1.30%     395,355     35.712129      14,118,969       1.45%        4.96%


                                             Contract                                            Investment
                                              Expense                 Unit         Contract        Income       Total
                                               Rate*     Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   -----------   --------------   ----------   ---------
     Fidelity(R) VIP - Growth Portfolio: Initial Class
        2003 .............................     1.30%    224,376    $34.977889     $ 7,848,199        0.27%       31.13%
        2002 .............................     1.30%    239,109     26.673304       6,377,827        0.25%      -31.01%
        2001  ............................     1.30%    283,815     38.662344      10,972,953        0.08%      -18.72%
        2000 .............................     1.30%    342,658     47.567395      16,299,348        0.12%      -12.12%
        1999 .............................     1.30%    355,884     54.130524      19,264,187        0.15%       35.66%

     Fidelity(R) VIP - High Income Portfolio: Initial Class
        2003 .............................     1.30%    136,028     25.234771       3,432,635        5.94%       25.62%
        2002 .............................     1.30%    160,671     20.087809       3,227,528        9.29%        2.11%
        2001  ............................     1.30%     93,229     19.673202       1,834,113       13.67%      -12.88%
        2000 .............................     1.30%    100,049     22.581448       2,259,251        7.66%      -23.47%
        1999 .............................     1.30%    105,520     29.506936       3,113,572        9.63%        6.76%

     Fidelity(R) VIP - Overseas Portfolio: Initial Class
        2003 .............................     1.30%    111,937     16.898456       1,891,562        0.83%       41.52%
        2002 .............................     1.30%    129,046     11.940760       1,540,907        0.83%      -21.31%
        2001  ............................     1.30%    150,144     15.174561       2,278,369        5.37%      -22.19%
        2000 .............................     1.30%    168,125     19.502680       3,278,888        1.56%      -20.15%
        1999 .............................     1.30%    213,601     24.423718       5,216,931        1.25%       40.79%

     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
        2003 .............................     1.30%    143,073     28.002882       4,006,456        3.62%       16.45%
        2002 .............................     1.30%    165,830     24.046655       3,987,657        3.98%       -9.91%
        2001  ............................     1.30%    187,390     26.691052       5,001,636        4.21%       -5.34%
        2000 .............................     1.30%    201,334     28.195602       5,676,733        3.30%       -5.16%
        1999 .............................     1.30%    211,956     29.730624       6,301,584        3.18%        9.66%

     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
        2003 .............................     1.30%    185,397     23.157613       4,293,352        0.46%       26.81%
        2002 .............................     1.30%    199,804     18.262213       3,648,863        0.85%      -10.52%
        2001  ............................     1.30%    215,185     20.409441       4,391,806        0.78%      -13.39%
        2000 .............................     1.30%    250,535     23.563410       5,903,459        0.36%       -7.82%
        1999 .............................     1.30%    290,335     25.563198       7,421,891        0.43%       22.65%

     Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
        2003 .............................     1.30%     18,158      9.465516         171,875        0.74%       28.20%
        2002 .............................     1.30%     15,005      7.383595         110,791        1.07%      -22.86%
        2001  ............................     1.30%     17,924      9.571123         171,553        0.38%      -15.53%
        2000 .............................     1.30%     19,392     11.331281         219,736        1.30%      -18.13%
        1999 .............................     1.30%     21,868     13.841079         302,677        0.94%        2.93%

     Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
        2003 .............................     1.30%     40,013     11.594984         463,950        0.00%       55.76%
        2002 .............................     1.30%      1,517      7.444367          11,293        0.00%      -25.56% 5/1/02

     Gartmore GVIT Emerging Markets Fund - Class I
        2003 .............................     1.30%     31,749     11.094534         352,240        0.66%       63.13%
        2002 .............................     1.30%      2,303      6.800904          15,662        0.17%      -16.33%
        2001  ............................     1.30%      1,128      8.127810           9,168        0.52%       -6.42%

     Gartmore GVIT Global Financial Services Fund - Class I
        2003 .............................     1.30%      8,059     11.992233          96,645        0.88%       39.63%
        2002 .............................     1.30%      3,861      8.588804          33,161        0.08%      -14.11% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class I
        2003 .............................     1.30%     22,102     11.155813         246,566        0.00%       34.93%
        2002 .............................     1.30%     13,221      8.267793         109,308        0.00%      -17.32% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2003 .............................     1.30%     49,780      2.934687         146,089        0.00%       53.23%
        2002 .............................     1.30%      7,189      1.915215          13,768        0.59%      -43.52%
        2001  ............................     1.30%     13,394      3.391119          45,421        0.00%      -43.47%
        2000 .............................     1.30%     18,398      5.998698         110,364        0.00%      -40.01% 10/2/00

     Gartmore GVIT Global Utilities Fund - Class I
        2003 .............................     1.30%      6,218     10.541163          65,545        0.70%       22.45%
        2002 .............................     1.30%      2,573      8.608580          22.150        0.54%      -13.91% 5/1/02

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                             Investment
                                              Expense                  Unit         Contract        Income       Total
                                               Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Government Bond Fund - Class I
        2003 .............................     1.30%      125,005   $23.935432     $ 2,992,049       3.14%         0.68%
        2002 .............................     1.30%      222,251    23.773114       5,283,598       4.42%         9.55%
        2001  ............................     1.30%      253,883    21.700608       5,509,415       5.12%         5.86%
        2000 .............................     1.30%      188,357    20.498919       3,861,115       5.25%        11.09%
        1999 .............................     1.30%      240,383    18.452016       4,435,551       5.74%        -3.61%

     Gartmore GVIT Growth Fund - Class I
        2003 .............................     1.30%       25,825    14.949958         386,083       0.02%        31.03%
        2002 .............................     1.30%       29,222    11.409842         333,418       0.00%       -29.64%
        2001  ............................     1.30%       37,694    16.217110         611,288       0.00%       -29.07%
        2000 .............................     1.30%       45,948    22.863519       1,050,533       0.18%       -27.48%
        1999 .............................     1.30%       62,075    31.526314       1,956,996       0.66%         2.93%

     Gartmore GVIT ID Conservative Fund
        2003 .............................     1.30%        2,945    10.576130          31,147       2.37%         6.51%

     Gartmore GVIT ID Moderate Fund
        2003 .............................     1.30%       32,069    10.700865         343,166       2.06%        18.50%
        2002 .............................     1.30%          265     9.030143           2,393       1.72%        -9.70% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2003 .............................     1.30%        3,555    10.691448          38,008       2.34%        12.23%
        2002 .............................     1.30%           99     9.526311             943       2.35%        -4.74% 1/25/02

     Gartmore GVIT International Growth Fund - Class I
        2003 .............................     1.30%        4,222     6.512199          27,495       0.00%        33.87%
        2002 .............................     1.30%        3,701     4.864470          18,003       0.00%       -25.09%

     Gartmore GVIT Money Market Fund - Class I
        2003 .............................     1.30%      388,834    14.800105       5,754,784       0.63%        -0.68%
        2002 .............................     1.30%      594,197    14.901808       8,854,610       1.26%        -0.10%
        2001  ............................     1.30%      788,057    14.917365      11,755,734       3.57%         2.25%
        2000 .............................     1.30%      857,846    14.589227      12,515,310       5.53%         4.66%
        1999 .............................     1.30%    1,082,615    13.940225      15,091,897       5.04%         3.49%

     Gartmore GVIT Nationwide(R) Leaders Fund - Class I
        2003 .............................     1.30%        3,455    10.370684          35,831       0.19%        23.77%
        2002 .............................     1.30%          178     8.379188           1,491       1.18%       -16.21% 5/1/02

     Gartmore GVIT Small Cap Growth Fund - Class I
        2003 .............................     1.30%       28,379     6.182099         175,442       0.00%        32.53%
        2002 .............................     1.30%       23,644     4.664552         110,289       0.00%       -34.15%
        2001  ............................     1.30%       10,664     7.083730          75,541       0.00%       -12.00%
        2000 .............................     1.30%        3,122     8.049546          25,131       0.00%       -29.07% 5/1/00

     Gartmore GVIT Small Cap Value Fund - Class I
        2003 .............................     1.30%      130,023    16.651092       2,165,025       0.00%        54.83%
        2002 .............................     1.30%       95,522    10.754320       1,027,274       0.01%       -28.11%
        2001  ............................     1.30%      193,975    14.958425       2,901,560       0.03%        26.61%
        2000 .............................     1.30%      236,917    11.814503       2,799,057       0.00%         9.77%
        1999 .............................     1.30%       23,585    10.762831         253,841       0.00%        26.19%

     Gartmore GVIT Small Company Fund - Class I
        2003 .............................     1.30%       40,659    25.536562       1,038,291       0.00%        39.19%
        2002 .............................     1.30%       38,599    18.345997         708,137       0.00%       -18.40%
        2001  ............................     1.30%       42,033    22.482240         944,996       0.10%        -7.92%
        2000 .............................     1.30%       74,796    24.415235       1,826,162       0.03%         7.50%
        1999 .............................     1.30%       66,890    22.712185       1,519,218       0.00%        42.16%

     Gartmore GVIT Total Return Fund - Class I
        2003 .............................     1.30%       66,484    31.265566       2,078,660       0.56%        25.87%
        2002 .............................     1.30%       72,057    24.840096       1,789,903       0.85%       -18.42%
        2001  ............................     1.30%       91,363    30.449581       2,781,965       0.74%       -12.97%
        2000 .............................     1.30%      103,521    34.985736       3,621,758       0.63%        -3.38%
        1999 .............................     1.30%      115,322    36.208762       4,175,667       0.65%         5.56%

     Gartmore GVIT U.S. Growth Leaders Fund - Class I
        2003 .............................     1.30%       16,491    12.246750         201,961       0.00%        50.17%
        2002 .............................     1.30%        4,697     8.154993          38,304       0.00%       -18.45% 5/1/02

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Janus AS - Capital Appreciation Portfolio - Service Shares
        2003 .............................     1.30%     13,360   $ 5.976684     $   79,848        0.25%        18.68%
        2002 .............................     1.30%     10,536     5.035896         53,058        0.30%       -17.02%
        2001  ............................     1.30%     15,561     6.068452         94,431        0.91%       -22.85%
        2000 .............................     1.30%     22,133     7.865419        174,085        1.33%       -21.35% 5/1/00

     Janus AS - Global Technology Portfolio - Service Shares
        2003 .............................     1.30%     36,630     3.505015        128,389        0.00%        44.58%
        2002 .............................     1.30%     22,402     2.424192         54,307        0.00%       -41.70%
        2001  ............................     1.30%     44,468     4.157888        184,893        0.56%       -38.13%
        2000 .............................     1.30%     52,739     6.720656        354,441        1.21%       -32.79% 5/1/00

     Janus AS - International Growth Portfolio - Service Shares
        2003 .............................     1.30%     53,588     5.798153        310,711        0.99%        32.80%
        2002 .............................     1.30%     59,542     4.366167        259,970        0.67%       -26.72%
        2001  ............................     1.30%     59,476     5.958051        354,361        0.70%       -24.43%
        2000 .............................     1.30%     72,749     7.883682        573,530        6.25%       -21.16% 5/1/00

     MAS GVIT Multi Sector Bond Fund - Class I
        2003 .............................     1.30%     10,621    12.528743        133,068        5.47%        10.67%
        2002 .............................     1.30%     10,843    11.320967        122,753        4.53%         5.82%
        2001  ............................     1.30%        269    10.698042          2,878        8.29%         2.84%
        2000 .............................     1.30%      1,928    10.403041         20,057        8.52%         4.03% 5/1/00

     Neuberger Berman AMT - Growth Portfolio
        2003 .............................     1.30%     67,899    19.952228      1,354,736        0.00%        29.71%
        2002 .............................     1.30%     70,474    15.382754      1,084,084        0.00%       -32.05%
        2001  ............................     1.30%    116,532    22.639891      2,638,272        0.00%       -31.27%
        2000 .............................     1.30%    110,577    32.939123      3,642,309        0.00%       -12.79%
        1999 ..........................        1.30%     97,552    37.771042      3,684,641        0.00%        48.46%

     Neuberger Berman AMT - Guardian Portfolio
        2003 .............................     1.30%      6,729     9.650858         64,941        0.84%        30.06%
        2002 .............................     1.30%      6,891     7.420249         51,133        0.80%       -27.40%
        2001  ............................     1.30%      7,490    10.220670         76,553        0.47%        -2.79%
        2000 .............................     1.30%      4,316    10.513749         45,377        0.59%        -0.17%
        1999 .............................     1.30%      2,945    10.531438         31,015        0.29%        13.45%

     Neuberger Berman AMT - Limited Maturity Bond Portfolio
        2003 .............................     1.30%     68,214    18.229469      1,243,505        4.41%         1.10%
        2002 .............................     1.30%     82,238    18.030897      1,482,825        4.91%         3.98%
        2001  ............................     1.30%     64,208    17.341018      1,113,432        5.78%         7.37%
        2000 .............................     1.30%     55,938    16.150810        903,444        6.96%         5.41%
        1999 .............................     1.30%     58,827    15.321478        901,317        5.57%         0.17%

     Neuberger Berman AMT - Partners Portfolio
        2003 .............................     1.30%     38,219    23.205843        886,904        0.00%        33.35%
        2002 .............................     1.30%     42,685    17.402827        742,840        0.53%       -25.12%
        2001  ............................     1.30%     58,929    23.242157      1,369,637        0.38%        -4.09%
        2000 .............................     1.30%     56,278    24.233377      1,363,806        0.79%        -0.59%
        1999 .............................     1.30%     69,118    24.377639      1,684,934        1.20%         5.98%

     Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2003 .............................     1.30%     27,365     4.649735        127,240        0.00%        23.97%
        2002 .............................     1.30%     11,830     3.750690         44,371        0.65%       -28.72%
        2001  ............................     1.30%     12,032     5.262277         63,316        0.87%       -32.16%
        2000 .............................     1.30%     25,730     7.757136        199,591        0.00%       -22.43% 5/1/00

     Oppenheimer Bond Fund/VA - Initial Class
        2003 .............................     1.30%     39,108    23.210049        907,699        5.67%         5.40%
        2002 .............................     1.30%     66,289    22.020858      1,459,741        7.25%         7.67%
        2001  ............................     1.30%     71,479    20.452013      1,461,889        7.04%         6.39%
        2000 .............................     1.30%     57,658    19.224081      1,108,422        7.66%         4.73%
        1999 .............................     1.30%     70,351    18.355321      1,291,315        4.68%        -2.79%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Oppenheimer Capital Appreciation Fund/VA- Initial Class
        2003 .............................     1.30%     87,490   $14.153408     $1,238,282        0.38%       29.25%
        2002 .............................     1.30%     84,080    10.950071        920,682        0.64%      -27.81%
        2001  ............................     1.30%     89,005    15.167382      1,349,973        0.64%      -13.71%
        2000 .............................     1.30%     91,772    17.577949      1,613,164        0.12%       -1.51%
        1999 .............................     1.30%     60,384    17.847892      1,077,727        0.17%       39.83%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2003 .............................     1.30%     72,050    27.613518      1,989,554        0.76%       41.18%
        2002 .............................     1.30%     77,714    19.559687      1,520,062        0.56%      -23.14%
        2001  ............................     1.30%     89,126    25.449092      2,268,176        0.69%      -13.18%
        2000 .............................     1.30%    103,662    29.312842      3,038,628        0.27%        3.74%
        1999 .............................     1.30%     99,036    28.256521      2,798,413        0.92%       56.44%

     Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
        2003 .............................     1.30%     16,358     7.980692        130,548        0.90%       25.08%
        2002 .............................     1.30%      8,466     6.380282         54,015        0.65%      -19.85%
        2001  ............................     1.30%     11,244     7.960162         89,504        0.41%      -11.33%
        2000 .............................     1.30%      3,017     8.977032         27,084        0.00%      -10.23% 5/1/00

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2003 .............................     1.30%     66,415    29.070523      1,930,719        2.82%       23.34%
        2002 .............................     1.30%     58,166    23.568558      1,370,889        3.60%      -11.56%
        2001  ............................     1.30%     95,325    26.649037      2,540,319        3.96%        0.89%
        2000 .............................     1.30%    102,256    26.413991      2,700,989        4.57%        5.07%
        1999 .............................     1.30%    106,259    25.139330      2,671,280        3.30%       10.35%

     Strong GVIT Mid Cap Growth Fund - Class I
        2003 .............................     1.30%     54,348     4.780255        259,797        0.00%       38.33%
        2002 .............................     1.30%     36,181     3.455755        125,033        0.00%      -37.83%
        2001  ............................     1.30%      3,579     5.558609         19,894        0.00%      -31.22%
        2000 .............................     1.30%      9,148     8.081237         73,927        0.00%      -19.19% 5/1/00

     Strong Opportunity Fund II, Inc.
        2003 .............................     1.30%     69,041    38.060714      2,627,750        0.07%       35.24%
        2002 .............................     1.30%     78,959    28.143339      2,222,170        0.38%      -27.77%
        2001  ............................     1.30%     99,955    38.960989      3,894,346        0.59%       -4.95%
        2000 .............................     1.30%    101,232    40.898881      4,140,276        0.00%        5.23%
        1999 .............................     1.30%    102,073    38.955700      3,976,325        0.00%       33.17%

     Strong VIF - Strong Discovery Fund II
        2003 .............................     1.30%     22,400    24.651908        552,203        0.00%       37.63%
        2002 .............................     1.30%     26,664    17.911803        477,600        0.00%      -13.15%
        2001  ............................     1.30%     35,961    20.624646        741,683        0.72%        2.73%
        2000 .............................     1.30%     29,577    20.076460        593,801        0.00%        3.05%
        1999 .............................     1.30%     32,996    19.481837        642,823        0.00%        3.73%

     Strong VIF - Strong International Stock Fund II
        2002 .............................     1.30%     28,207     5.494908        154,995        4.04%      -27.49%
        2001  ............................     1.30%     28,858     7.578594        218,703        0.00%      -23.15%
        2000 .............................     1.30%     77,557     9.861771        764,849        0.00%      -40.30%
        1999 .............................     1.30%    142,490    16.519505      2,353,864        0.17%       84.79%

     Turner GVIT Growth Focus Fund - Class I
        2003 .............................     1.30%     41,875     3.198637        133,943        0.00%       49.02%
        2002 .............................     1.30%      9,832     2.146502         21,104        0.00%      -43.60%
        2001  ............................     1.30%      2,633     3.805692         10,020        0.00%      -39.82%

     Van Eck WIT - Worldwide Bond Fund
        2003 .............................     1.30%     45,248    19.362563        876,117        1.75%       16.64%
        2002 .............................     1.30%     48,544    16.600653        805,862        0.00%       20.09%
        2001  ............................     1.30%     33,122    13.823940        457,877        4.39%       -6.33%
        2000 .............................     1.30%     31,281    14.757769        461,638        4.90%        0.56%
        1999 .............................     1.30%     34,273    14.675886        502,987        4.31%       -9.01%

                                             Contract                                           Investment
                                              Expense                Unit         Contract        Income       Total
                                               Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                             --------   -------   ----------   --------------   ----------   ---------
     Van Eck WIT - Worldwide Emerging Markets Fund
        2003 .............................     1.30%     41,241    $9.169570     $  378,162        0.11%       52.20%
        2002 .............................     1.30%     32,199     6.024691        193,989        0.20%       -4.16%
        2001  ............................     1.30%     34,168     6.285993        214,780        0.00%       -3.09%
        2000 .............................     1.30%     37,709     6.486254        244,590        0.00%      -42.61%
        1999 .............................     1.30%    123,914    11.302972      1,400,596        0.00%       97.70%

     Van Eck WIT - Worldwide Hard Assets Fund
        2003 .............................     1.30%     52,868    17.487326        924,520        0.48%       43.21%
        2002 .............................     1.30%     42,486    12.211274        518,808        0.68%       -4.09%
        2001  ............................     1.30%     38,241    12.731937        486,882        1.21%      -11.61%
        2000 .............................     1.30%     57,160    14.404038        823,335        1.12%        9.97%
        1999 .............................     1.30%     71,735    13.098076        939,590        1.47%       19.44%

     Van Kampen UIF - Emerging Markets Debt Portfolio
        2003 .............................     1.30%     28,152    14.401515        405,431        0.00%       26.21%
        2002 .............................     1.30%      5,151    11.410385         58,775        6.91%        7.81%
        2001  ............................     1.30%      7,324    10.583651         77,515        9.40%        8.67%
        2000 .............................     1.30%      9,551     9.739230         93,019       12.32%        9.96%
        1999 .............................     1.30%      6,540     8.857388         57,927       16.19%       27.71%

     Van Kampen UIF - U.S. Real Estate Portfolio
        2003 .............................     1.30%     45,256    27.142344      1,228,354        0.00%       35.74%
        2002 .............................     1.30%     51,170    19.996209      1,023,206        3.29%       -2.07%
        2001  ............................     1.30%     53,253    20.418602      1,087,352        3.98%        8.41%
        2000 .............................     1.30%     50,123    18.833757        944,004        8.22%       26.41%
        1999 .............................     1.30%     39,678    14.898574        591,146        6.87%       -4.62%

   Contract Owners' Equity Total By Year

     2003.....................................   $  881,562,186
                                                 ==============

     2002.....................................   $  727,023,336
                                                 ==============

     2001.....................................   $  933,404,977
                                                 ==============

     2000.....................................   $1,071,884,297
                                                 ==============

     1999.....................................   $1,144,615,392
                                                 ==============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

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

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                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-2:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

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

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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